UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02753

SBL FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

RICHARD M. GOLDMAN, PRESIDENT

SBL FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

SBL Fund

Semi-Annual Report

June 30, 2008

•	Series A (Equity Series)

•	Series B (Large Cap Value Series)

•	Series C (Money Market Series)

•	Series D (Global Series)

•	Series E (Diversified Income Series)

•	Series H (Enhanced Index Series)

•	Series J (Mid Cap Growth Series)

•	Series N (Managed Asset Allocation Series)

•	Series O (Equity Income Series)

•	Series P (High Yield Series)

•	Series Q (Small Cap Value Series)

•	Series V (Mid Cap Value Series)

•	Series X (Small Cap Growth Series)

•	Series Y (Select 25 Series)

•	Series Z (Alpha Opportunity Series)

SBL Fund

June 30, 2008

Semi-Annual Report

(Unaudited)

Security Global Investors refers to the asset management arm of Security Benefit Corporation (“Security Benefit”) that consists of Security Investors, LLC, and for global investing, Security Global Investors, LLC. Security Distributors, Inc., Security Investors, LLC and Security Global Investors, LLC are subsidiaries of Security Benefit.

Chairman’s Letter

August 15, 2008

    Richard M. Goldman

  Chairman of the Board

To Our Shareholders:

Investors were living in interesting and challenging times during the six-month period ended June 30, 2008. While the markets were relatively flat in the closing months of 2007, equity index returns dropped dramatically as 2008 opened and culminated in a more than 8% drop in the month of June. The precipitous decline in the first quarter of nearly 10% was one of the worst quarterly returns in years.

The financial markets were hit hard by the emergence of the sub-prime mortgage issue, subsequent tightening of credit lending standards, increasing oil and commodity prices driving inflation upward, and slowing corporate earnings growth from peak profit margins with security prices at full valuation.

As concerns regarding the impact of sub-prime mortgage loans increased, the U.S. Federal Reserve attempted to add liquidity to the financial system by cutting the discount rate. Initial moves provided a foundation for equity prices during the early stages of the mortgage crisis.

However, the sub-prime contagion permeated throughout the financial system and investors reacted during the first half of 2008 with a flight to quality, driving equity prices downward. In January, the S&P 500 dropped 6.00% setting the tone for expectations of a year of struggle. Making matters worse, such an ominous start witnessed another 3.25% decline in February. In an unprecedented move, the Federal Reserve cut rates 200 basis points during the first quarter 2008, 125 bps in January alone, injecting massive liquidity into the financial system. The large size of the rate cuts limits the flexibility of the Fed to reduce rates further given increased concerns regarding inflation. The federal government added to additional liquidity expectations as it approved a fiscal stimulus package beginning in May.

In March, the Federal Reserve orchestrated the JP Morgan buyout of Bear Stearns by guaranteeing $29 billion of mortgage-related paper. A positive reaction to such a bold and unusual move was immediate as equity prices rebounded nearly 5% in April. It proved to be short-lived, however, as perspective of the depth and breadth of the sub-prime issue became clearer, write-downs by financial institutions grew, and oil prices blew through the $100 per barrel price and continued an unstoppable climb.

During this most difficult environment in the first half of 2008, the SBL Fund’s equity investments were able to provide our shareholders with solid performance relative to the markets. Our equity management teams were able to provide downside protection for our shareholders during the six-month period when compared to benchmarks, with the exception of the more growth-oriented styles. Our diversified fixed income and money market funds struggled during the semi-annual period.

While disconcerting, challenging and volatile market environments can provide valuable insight and lessons for the future. Additionally, such economic cycles and events have the ability to provide potential for disciplined investors with patience and a strategic long-term perspective.

Investors need to be cognizant of the need to maintain a diversified portfolio strategy designed to meet their objectives. One of the key objectives of the SBL Fund is to provide professional risk-managed investment portfolios that give shareholders the benefits of diversification and performance returns to help meet their goals over the long-term.

Thank you for your continued support and investment in SBL Fund.

Sincerely,

Richard M. Goldman
Chairman, The SBL Fund

Series A

EQUITY SERIES

Adviser,

Security Global Investors

Series A
Performance Summary	(Equity Series	)
June 30, 2008	(unaudited	)

PERFORMANCE

Series A vs. S&P 500 Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series A (Equity Series) on June 30, 1998 and reflects the fees and expenses of Series A. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series A	(15.72%)	4.19%	(0.98%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	9.62%
Consumer Staples	9.92
Energy	10.85
Financials	11.48
Health Care	10.39
Industrials	20.15
Information Technology	17.02
Materials	6.57
Telecommunication Services	0.96
Utilities	1.04
U.S. Government Sponsored Agencies	0.50
Repurchase Agreement	1.35
Other Assets in Excess of Liabilities	0.15

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series A
Performance Summary	(Equity Series	)
June 30, 2008	(unaudited	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series A (Equity Series)
Actual	$1,000.00	$914.53	$4.24
Hypothetical	1,000.00	1,020.44	4.47

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (8.55%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.89%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments June 30, 2008 (Unaudited)	Series A (Equity Series)

	Shares	Value
COMMON STOCK - 98.0%
Advertising - 1.1%
Omnicom Group, Inc.	61,410	$2,756,081

Aerospace & Defense - 3.7%
Honeywell International, Inc.	105,085	5,283,674
United Technologies Corporation	73,000	4,504,100

		9,787,774

Air Freight & Logistics - 1.5%
FedEx Corporation	51,300	4,041,927

Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corporation	102,405	3,873,981

Biotechnology - 4.7%
Celgene Corporation *	98,825	6,311,953
Gilead Sciences, Inc. *	111,495	5,903,660

		12,215,613

Broadcasting & Cable TV - 0.4%
CBS Corporation	49,700	968,156

Building Products - 1.8%
USG Corporation *	161,000	4,760,770

Communications Equipment - 3.5%
Cisco Systems, Inc. *	171,460	3,988,159
Corning, Inc.	223,575	5,153,404

		9,141,563

Computer Hardware - 4.5%
Apple, Inc. *	31,770	5,319,569
Hewlett-Packard Company	146,940	6,496,217

		11,815,786

Construction & Farm Machinery & Heavy Trucks - 2.1%
Deere & Company	74,390	5,365,751

Construction Materials - 0.5%
Vulcan Materials Company	20,000	1,195,600

Consumer Finance - 1.6%
Capital One Financial Corporation	85,600	3,253,656
First Marblehead Corporation	354,400	910,808

		4,164,464

Data Processing & Outsourced Services - 1.5%
Western Union Company	163,700	4,046,664

Department Stores - 0.7%
JC Penney Company, Inc.	54,000	1,959,660

Diversified Banks - 2.1%
Wells Fargo & Company	230,025	5,463,094

Diversified Chemicals - 0.7%
Dow Chemical Company	52,500	1,832,775

Diversified Commercial & Professional Services - 0.5%
Equifax, Inc.	41,400	1,391,868

Drug Retail - 3.4%
CVS Caremark Corporation	221,930	8,781,770

Electric Utilities - 1.0%
Edison International	52,800	2,712,864

Electrical Components & Equipment - 1.9%
Emerson Electric Company	103,150	5,100,768

Electronic Manufacturing Services - 0.5%
Tyco Electronics, Ltd.	34,800	1,246,536

Fertilizers & Agricultural Chemicals - 2.9%
Monsanto Company	25,845	3,267,842
Mosaic Company	30,310	4,385,857

		7,653,699

Footwear - 1.5%
Nike, Inc. (CI.B)	65,230	3,888,360

Health Care Equipment - 1.5%
Covidien, Ltd.	35,900	1,719,251
Hospira, Inc. *	55,900	2,242,149

		3,961,400

Health Care Services - 0.9%
Medco Health Solutions, Inc. *	47,400	2,237,280

Home Improvement Retail - 1.6%
Home Depot, Inc.	48,200	1,128,844
Lowe’s Companies, Inc.	146,600	3,041,950

		4,170,794

Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corporation	45,100	3,163,314
Wal-Mart Stores, Inc.	108,300	6,086,460

		9,249,774

Industrial Conglomerates - 4.3%
General Electric Company	143,400	3,827,346
McDermott International, Inc. *	34,300	2,122,827
Textron, Inc.	84,220	4,036,665
Tyco International, Ltd.	30,800	1,233,232

		11,220,070

Industrial Gases - 1.7%
Air Products & Chemicals, Inc.	44,310	4,380,487

Integrated Oil & Gas - 4.2%
Chevron Corporation	31,700	3,142,421
ConocoPhillips	15,200	1,434,728
Exxon Mobil Corporation	48,400	4,265,492

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series A (Equity Series)

	Shares	Value
COMMON STOCK (continued)
Integrated Oil & Gas (continued)
Sasol, Ltd. ADR	36,100	$2,127,734

		10,970,375

Integrated Telecommunication Services - 1.0%
Windstream Corporation	203,800	2,514,892

Internet Software & Services - 1.8%
Google, Inc. *	8,920	4,695,666

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific, Inc. *	100,165	5,582,195

Movies & Entertainment - 2.7%
Time Warner, Inc.	196,200	2,903,760
Walt Disney Company	133,810	4,174,872

		7,078,632

Multi-Line Insurance - 1.5%
American International Group, Inc.	150,100	3,971,646

Oil & Gas Drilling - 3.7%
Nabors Industries, Ltd. *	92,340	4,545,898
Transocean, Inc.	33,770	5,146,210

		9,692,108

Oil & Gas Equipment & Services - 1.4%
Halliburton Company	70,100	3,720,207

Oil & Gas Storage & Transportation - 1.5%
Williams Companies, Inc.	99,500	4,010,845

Other Diversified Financial Services - 1.5%
JPMorgan Chase & Company	117,200	4,021,132

Pharmaceuticals - 1.2%
Schering-Plough Corporation	162,100	3,191,749

Property & Casualty Insurance - 2.4%
Berkshire Hathaway, Inc. *	52	6,279,000

Railroads - 4.2%
Burlington Northern Santa Fe Corporation	57,175	5,711,211
Union Pacific Corporation	70,800	5,345,400

		11,056,611

Restaurants - 1.7%
McDonald’s Corporation	77,310	4,346,368

Semiconductor Equipment - 1.6%
MEMC Electronic Materials, Inc. *	68,125	4,192,412

Semiconductors - 1.5%
Microchip Technology, Inc.	127,295	3,887,589

Soft Drinks - 1.7%
PepsiCo, Inc.	69,315	4,407,741

Specialty Chemicals - 0.8%
Rohm & Haas Company	46,200	2,145,528

Systems Software - 2.1%
Oracle Corporation *	262,625	5,515,125

Thrifts & Mortgage Finance - 0.9%
Federal Home Loan Mortgage Corporation	89,400	1,466,160
Federal National Mortgage Association	41,300	805,763

		2,271,923

Tobacco - 1.4%
Altria Group, Inc.	50,500	1,038,280
Philip Morris International, Inc.	50,500	2,494,195

		3,532,475

TOTAL COMMON STOCK (Cost $265,463,334)		$256,469,548

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.5%
Federal Home Loan Bank
1.92% - 2008	$1,300,000	1,299,931

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $1,299,931)		$1,299,931

REPURCHASE AGREEMENT - 1.4%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/01/08; repurchase amount $3,543,210 (Collateralized by FNMA, 5.50%, 08/22/12 and U.S. Treasury Note, 4.50%, 3/31/09 with a combined value of $3,613,890)	$3,543,000	$3,543,000

TOTAL REPURCHASE AGREEMENT (Cost $3,543,000)		$3,543,000

Total Investments (SBL A Fund) (Cost $270,306,265) - 99.9%		$261,312,479
Other Assets in Excess of Liabilities - 0.1%		390.194

TOTAL NET ASSETS - 100.0%		$261,702,673

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $270,444,601.

*	- Non-income producing security

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series A

(Equity Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$261,312,479
Cash	143,581
Receivables:
Fund shares sold	315,650
Dividends	328,824
Prepaid expenses	8,754

Total assets	262,109,288

Liabilities:
Payable for:
Fund shares redeemed	139,809
Management fees	170,222
Administration fees	21,711
Transfer agent/maintenance fees	2,083
Custodian fees	1,492
Directors’ fees	8,261
Professional fees	30,045
Other fees	32,992

Total liabilities	406,615

Net assets	$261,702,673

Net assets consist of:
Paid in capital	$220,057,842
Undistributed net investment income	2,945,188
Undistributed net realized gain on sale of investments	47,693,429
Net unrealized depreciation in value of investments	(8,993,786)

Net assets	$261,702,673

Capital shares authorized	unlimited
Capital shares outstanding	11,644,291
Net asset value per share (net assets divided by shares outstanding)	$22.47

* Investments, at cost	$270,306,265

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$2,075,510
Interest	125,142

Total investment income	2,200,652

Expenses:
Management fees	1,101,486
Administration fees	139,778
Transfer agent/maintenance fees	12,661
Custodian fees	4,755
Directors’ fees	10,029
Professional fees	27,842
Reports to shareholders	8,121
Other	8,334

Total expenses	1,313,006

Net investment income	887,646

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	8,351,592
Options written	43,132

Net realized gain	8,394,724

Net unrealized appreciation (depreciation) during the period on:
Investments	(35,236,881)

Net unrealized depreciation	(35,236,881)

Net realized and unrealized loss	(26,842,157)

Net decrease in net assets resulting from operations	$(25,954,511)

The accompanying notes are an integral part of the financial statements

Series A
Statement of Changes in Net Assets	(Equity Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$887,646	$2,057,542
Net realized gain during the period on investments	8,394,724	39,437,041
Net unrealized depreciation during the period on investments	(35,236,881)	(57,161,369)

Net (decrease) in net assets resulting from operations	(25,954,511)	(15,666,786)

Capital share transactions:
Proceeds from sale of shares	14,071,426	34,320,140
Cost of shares redeemed	(55,409,664)	(131,446,012)

Net decrease from capital share transactions	(41,338,238)	(97,125,872)

Net decrease in net assets	(67,292,749)	(112,792,658)

Net assets:
Beginning of period	328,995,422	441,788,080

End of period	$261,702,673	$328,995,422

Undistributed net investment income at end of period	$2,945,188	$2,057,542

Capital share activity:
Shares sold	599,731	1,322,125
Shares redeemed	(2,348,188)	(5,035,865)

Total capital share activity	(1,748,457)	(3,713,740)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series A
Selected data for each share of capital stock outstanding throughout each period	(Equity Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$24.57	$25.83	$22.88	$21.93	$20.37	$16.83
Income (loss) from investment operations:
Net investment income[b]	0.07	0.14	0.11	0.16	0.18	0.13
Net gain (loss) on securities (realized and unrealized)	(2.17)	(1.40)	2.84	0.79	1.40	3.53

Total from investment operations	(2.10)	(1.26)	2.95	0.95	1.58	3.66

Less distributions:
Dividends from net investment income	—	—	—	—	(0.02)	(0.12)

Total distributions	—	—	—	—	(0.02)	(0.12)

Net asset value, end of period	$22.47	$24.57	$25.83	$22.88	$21.93	$20.37

Total Return[c]	(8.55%)	(4.88%)	12.89%	4.33%	7.77%	21.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$261,703	$328,995	$441,788	$466,931	$530,096	$559,290

Ratios to average net assets:
Net investment income	0.61%	0.52%	0.33%	0.55%	0.81%	0.66%
Total expenses[d]	0.89%	0.89%	0.90%	0.89%	0.87%	0.82%
Net expenses[e]	0.89%	0.89%	0.90%	0.89%	0.87%	0.82%

Portfolio turnover rate	200%	14%	26%	37%	27%	53%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series B

LARGE CAP VALUE SERIES

Adviser,

Security Global Investors

Series B
Performance Summary	(Large Cap Value Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series B vs. Russell 1000 Value Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series B (Large Cap Value Series) on June 30, 1998 and reflects the fees and expenses of Series B. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series B	(14.56%)	10.47%	2.05%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector
Consumer Discretionary	9.60%
Consumer Staples	11.12
Energy	15.38
Financials	17.15
Health Care	7.58
Industrials	20.83
Information Technology	5.76
Materials	4.61
Telecommunication Services	1.06
Utilities	2.61
Commercial Paper	4.13
Other Assets in Excess of Liabilities	0.17

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series B
Performance Summary	(Large Cap Value Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series B (Large Cap Value Series)
Actual	$1,000.00	$886.54	$3.71
Hypothetical	1,000.00	1,020.93	3.97

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (11.35%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.79%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series B (Large Cap Value Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK- 95.7%
Aerospace & Defense - 3.3%
United Technologies Corporation	209,400	$12,919,980

Air Freight & Logistics - 3.1%
FedEx Corporation	150,943	11,892,799

Broadcasting & Cable TV - 1.6%
CBS Corporation (CI.B)	328,600	6,404,414

Building Products - 3.6%
USG Corporation *	470,000	13,897,900

Computer Hardware - 1.8%
Hewlett-Packard Company	159,000	7,029,390

Construction Materials - 0.9%
Vulcan Materials Company	61,500	3,676,470

Consumer Finance - 3.3%
Capital One Financial Corporation	261,200	9,928,212
First Marblehead Corporation	1,086,350	2,791,919

		12,720,131

Data Processing & Outsourced Services - 3.0%
Western Union Company	470,100	11,620,872

Department Stores -1.5%
JC Penney Company, Inc.	155,600	5,646,724

Diversified Banks -1.1%
Wells Fargo & Company	187,600	4,455,500

Diversified Chemicals -1.6%
Dow Chemical Company	176,400	6,158,124

Diversified Commercial & Professional Services - 1.0%
Equifax, Inc.	119,500	4,017,590

Drug Retail -2.5%
CVS Caremark Corporation	245,800	9,726,306

Electric Utilities - 2.6%
Edison International	196,300	10,085,894

Electronic Manufacturing Services - 0.9%
Tyco Electronics, Ltd.	101,650	3,641,103

Health Care Equipment - 3.0%
Covidien, Ltd.	101,650	4,868,019
Hospira, Inc. *	164,700	6,606,117

		11,474,136

Health Care Services - 2.1%
Medco Health Solutions, Inc. *	170,600	8,052,320

Home Improvement Retail - 3.3%
Home Depot, Inc.	147,700	3,459,134
Lowe’s Companies, Inc.	448,800	9,312,600

		12,771,734

Hypermarkets & Super Centers - 6.9%
Costco Wholesale Corporation	142,700	10,008,978
Wal-Mart Stores, Inc.	300,200	16,871,240

		26,880,218

Industrial Conglomerates - 5.6%
General Electric Company	411,900	10,993,611
McDermott International, Inc. *	103,900	6,430,371
Tyco International, Ltd.	101,650	4,070,066

		21,494,048

Integrated Oil & Gas - 9.1%
Chevron Corporation	98,600	9,774,218
ConocoPhillips	41,200	3,888,868
Exxon Mobil Corporation	168,700	14,867,531
Sasol, Ltd. ADR	110,500	6,512,870

		35,043,487

Integrated Telecommunication Services - 1.1%
Windstream Corporation	331,932	4,096,041

Movies & Entertainment - 3.2%
News Corporation	116,800	1,756,672
Time Warner, Inc.	712,600	10,546,480

		12,303,152

Multi-Line Insurance - 3.1%
American International Group, Inc.	448,400	11,864,664

Oil & Gas Equipment & Services - 3.2%
Halliburton Company	232,600	12,344,082

Oil & Gas Storage & Transportation - 3.1%
Williams Companies, Inc.	300,700	12,121,217

Other Diversified Financial Services - 3.2%
JPMorgan Chase & Company	357,500	12,265,825

Pharmaceuticals - 2.5%
Schering-Plough Corporation	497,800	9,801,682

Property & Casualty Insurance - 4.7%
Berkshire Hathaway, Inc. *	150	18,112,500

Railroads - 4.2%
Union Pacific Corporation	216,400	16,338,200

Specialty Chemicals - 2.1%
Rohm & Haas Company	172,200	7,996,968

Thrifts & Mortgage Finance - 1.8%
Federal Home Loan Mortgage Corporation	271,300	4,449,320

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series B (Large Cap Value Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Federal National Mortgage Association	125,400	$2,446,554

		6,895,874

Tobacco - 1.7%
Altria Group, Inc.	91,800	1,887,408
Philip Morris International, Inc.	91,800	4,534,002
		6,421,410

TOTAL COMMON STOCK (Cost $367,077,512)		$370,170,755

	Principal Amount	Value
COMMERCIAL PAPER - 4.1%
Banking - 0.4%
Wells Fargo & Company, Inc.
2.15%, 7/1/2008	1,500,000	1,500,000

Brokerage - 1.1%
JP Morgan Chase & Company
2.15%, 7/3/2008	1,000,000	999,881
1.90%, 7/11/2008	2,000,000	1,998,944
Morgan Stanley
2.50%, 7/14/2008	1,500,000	1,498,646

		4,497,471

Diversified Manufacturing - 0.4%
General Electric Company
2.02%, 7/9/2008	1,500,000	1,499,327

Electric - 0.5%
FPL Group Capital, Inc.
2.70%, 7/2/2008 (1)	2,000,000	1,999,850

Food & Beverage - 0.6%
Nestle Capital Corporation
2.16%, 7/8/2008 (1)	2,200,000	2,199,106

Non U.S. Banking - 1.1%
BNP Paribas Finance, Inc.
2.45%, 7/2/2008	1,500,000	1,499,893
Danske Corporation
2.60%, 7/7/2008 (1)	1,500,000	1,499,350
2.52%, 7/15/2008 (1)	1,300,000	1,298,711

		4,297,954

TOTAL COMMERCIAL PAPER (Cost $15,993,708)		$15,993,708

Total Investments (SBL B Fund) (Cost $383,071,220) - 99.8%		$386,164,463
Other Assets in Excess of Liabilities - 0.2%		636,638

TOTAL NET ASSETS - 100.0%		$386,801,101

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $386,012,361.

*	-	Non-income producing security

1	-	Security is a 144A or Section 4(2) security. The total market value of 144k or Section 4(2) securities is $6,997,017 (cost $6,997,017), or 1.8% of total net assets.

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series B

(Large Cap Value Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$386,164,463
Cash	108,586
Receivables:
Fund shares sold	388,720
Securities sold	706,907
Dividends	616,922
Prepaid expenses	7,419

Total assets	387,993,017

Liabilities:
Payable for:
Fund shares redeemed	867,898
Management fees	214,885
Administration fees	31,526
Transfer agent/maintenance fees	2,083
Directors’ fees	5,600
Professional fees	32,175
Other fees	37,749

Total liabilities	1,191,916

Net assets	$386,801,101

Net assets consist of:
Paid in capital	$536,391,122
Undistributed net investment income	6,825,486
Accumulated net realized loss on sale of investments	(159,508,750)
Net unrealized appreciation in value of investments	3,093,243

Net assets	$386,801,101

Capital shares authorized	unlimited
Capital shares outstanding	15,618,782
Net asset value per share (net assets divided by shares outstanding)	$24.77

* Investments, at cost	$383,071,220

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$3,848,840
Interest	207,637

Total investment income	4,056,477

Expenses:
Management fees	1,390,387
Administration fees	203,679
Transfer agent/maintenance fees	12,665
Custodian fees	15,498
Directors’ fees	15,647
Professional fees	29,036
Reports to shareholders	12,235
Other	10,434

Total expenses	1,689,581

Net investment income	2,366,896

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	4,079,675
Options written	131,598

Net realized gain	4,211,273

Net unrealized appreciation (depreciation) during the period on:
Investments	(57,956,329)

Net unrealized depreciation	(57,956,329)

Net realized and unrealized loss	(53,745,056)

Net decrease in net assets resulting from operations	$(51,378,160)

The accompanying notes are an integral part of the financial statements

Series B
Statement of Changes in Net Assets	(Large Cap Value Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$2,366,896	$4,458,590
Net realized gain during the period on investments	4,211,273	63,388,830
Net unrealized depreciation during the period on investments	(57,956,329)	(40,708,097)

Net increase (decrease) in net assets resulting from operations	(51,378,160)	27,139,323

Capital share transactions:
Proceeds from sale of shares	75,279,744	117,350,624
Cost of shares redeemed	(117,072,851)	(145,200,986)

Net decrease from capital share transactions	(41,793,107)	(27,850,362)

Net decrease in net assets	(93,171,267)	(711,039)

Net assets:
Beginning of period	479,972,368	480,683,407

End of period	$386,801,101	$479,972,368

Undistributed net investment income at end of period	$6,825,486	$4,458,590

Capital share activity:
Shares sold	2,835,382	4,134,610
Shares redeemed	(4,394,673)	(5,162,697)

Total capital share activity	(1,559,291)	(1,028,087)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series B
Selected data for each share of capital stock outstanding throughout each period	(Large Cap Value Series	)

	Six Months Ended June 30, 2008[a]	2007	2006	2005[b]	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$27.94	$26.40	$21.64	$19.58	$17.68	$13.84

Income (loss) from investment operations:
Net investment income[c]	0.15	0.25	0.20	0.24	0.21	0.14
Net gain (loss) on securities (realized and unrealized)	(3.32)	1.29	4.56	1.82	1.70	3.84

Total from investment operations	(3.17)	1.54	4.76	2.06	1.91	3.98

Less distributions:
Dividends from net investment income	—	—	—	—	(0.01)	(0.14)

Total distributions	—	—	—	—	(0.01)	(0.14)

Net asset value, end of period	$24.77	$27.94	$26.40	$21.64	$19.58	$17.68

Total Return[d]	(11.35%)	5.83%	22.00%	10.52%	10.82%	28.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$386,801	$479,972	$480,683	$410,692	$429,493	$434,575

Ratios to average net assets:
Net investment income	1.11%	0.90%	0.80%	0.98%	1.09%	0.93%
Total expenses[e]	0.79%	0.79%	0.79%	0.84%	0.92%	0.89%
Net expenses[f]	0.79%	0.79%	0.79%	0.84%	0.87%	0.83%

Portfolio turnover rate	36%	29%	20%	99%	73%	60%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]

Security Global Investors (SGI), formerly Security Management Company, LLC, became the advisor of Series B effective June 30, 2005. Prior to June 30, 2005, SGI paid Dreyfus Corporation for sub-advisory services.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series C

MONEY MARKET SERIES

Adviser,

Security Global Investors

Series C
Performance Summary	(Money Market Series)
June 30, 2008	(unaudited)

PERFORMANCE

Portfolio Composition by Quality Ratings

Tier 1 investments	100.30%
Repurchase Agreement	0.09
Liabilities in Excess of Other Assets	(0.39)

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series C	3.61%	2.80%	3.24%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Series C
Performance Summary	(Money Market Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series C (Money Market Series)
Actual	$1,000.00	$1,012.75	$3.20
Hypothetical	1,000.00	1,021.68	3.22

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was 1.28%.

[2]

Expenses are equal to the Series annualized expense ratio of 0.64%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments June 30, 2008 (Unaudited)	Series C (Money Market Series)

	Principal Amount	Value
CORPORATE BOND - 1.1%
Automotive - 1.1%
Toyota Motor Credit Corporation
1.975%, 7/31/2008 (1)	$2,500,000	$2,499,620

TOTAL CORPORATE BOND (Cost $2,500,000)		$2,499,620

MORTGAGE BACKED SECURITIES - 0.4%
Other Non-Agency - 0.4%
Pas&Thru’s - 0.4%
Small Business Administration Pools
#503295, 2.50% -
7/01/2008 (1)(2)	83,410	83,483
#503303, 2.50% -
7/01/2008 (1)(2)	191,898	192,066
#503308, 2.50% -
7/01/2008 (1)(2)	76,778	76,778
#503176, 2.63% -
7/01/2008 (1)(2)	23,348	23,464
#503343, 2.63% -
7/01/2008 (1)(2)	138,026	138,026
#503347, 2.63% -
7/01/2008 (1)(2)	81,625	81,625
#502353, 2.75% -
7/01/2008 (1)(2)	36,478	36,478
#502163, 3.00% -
7/11/2008 (1)(2)	159,873	159,873

		791,793

TOTAL MORTGAGE BACKED SECURITIES (Cost $791,725)		$791,793

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 20.0%
Federal Farm Credit Bank
1.95% - 7/28/2008 (1)	2,000,000	1,999,626
2.07% - 10/14/2008 (1)(2)	1,000,000	999,205
2.331% - 7/23/2008 (1)(2)	2,500,000	2,498,755
2.328% - 7/11/2008 (1)(2)	2,500,000	2,499,065
2.383% - 7/20/2008 (1)(2)	3,000,000	2,995,080
3.05% - 8/04/2008 (1)(2)	3,000,000	2,996,994
2.75% - 6/05/2009	1,500,000	1,498,050
Federal Home Loan Bank
2.27% - 7/01/2008 (1)(2)	1,500,000	1,499,339
2.535% - 7/10/2008 (1)(2)	3,000,000	2,999,190
2.574% - 8/04/2008 (1)(2)	2,000,000	1,999,554
2.58% - 8/26/2008	3,000,000	2,999,919
2.664% - 9/17/2008 (1)	2,000,000	2,000,074
2.35% - 4/07/2009	2,500,000	2,490,597
2.40% - 4/07/2009	2,500,000	2,491,535
2.65% - 4/30/2009	2,000,000	1,996,244
2.75% - 2/27/2009	1,500,000	1,499,155
2.80% - 3/17/2009	3,500,000	3,498,691
3.00% - 7/10/2009	2,000,000	2,000,052
3.00% - 6/18/2009	3,000,000	3,000,606

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $43,992,598)		$43,961,731

COMMERCIAL PAPER - 78.8%
Automotive - 8.5%
American Honda Finance
2.113%, 8/4/2008	3,200,000	3,191,933
2.20%, 8/7/2008	1,000,000	997,739
2.34%, 8/27/2008	1,500,000	1,493,543
2.33%, 9/3/2008	2,500,000	2,487,776
2.43%, 9/10/2008	1,000,000	994,504
2.44%, 9/12/2008	1,300,000	1,292,627
Toyota Motor Credit Corporation
2.40%, 7/17/2008	1,800,000	1,798,113
2.30%, 7/18/2008	2,000,000	1,997,780
2.41%, 8/29/2008	2,000,000	1,992,166
2.40%, 9/2/2008	1,500,000	1,493,672
2.51%, 9/11/2008	1,000,000	995,085

		18,734,938

Banking - 4.5%
Wells Fargo & Company, Inc.
2.09%, 7/2/2008	1,000,000	999,863
2.30%, 7/23/2008	2,000,000	1,997,189
2.30%, 8/5/2008	2,000,000	1,995,108
2.35%, 8/11/2008	1,000,000	997,151
2.30%, 8/13/2008	2,000,000	1,994,035
2.39%, 8/15/2008	2,000,000	1,994,025

		9,977,371

Brokerage - 11.6%
Goldman Sachs Group, Inc.
2.311%, 8/19/2008	3,700,000	3,686,433
ING (US) Funding LLC
2.53%, 7/10/2008	2,000,000	1,998,735
2.47%, 7/18/2008	1,500,000	1,498,250
2.45%, 7/25/2008	1,400,000	1,397,538
2.65%, 8/4/2008	1,000,000	997,497
2.556%, 8/7/2008	3,135,000	3,126,492

2.50%, 8/8/2008	1,000,000	997,361

JP Morgan Chase & Company
2.20%, 7/21/2008	2,000,000	1,997,556
2.30%, 7/22/2008	1,500,000	1,497,687
2.25%, 7/28/2008	1,800,000	1,796,440
2.50%, 8/5/2008	2,000,000	1,995,139
2.39%, 8/11/2008	1,000,000	996,988
2.47%, 9/8/2008	2,000,000	1,989,473
Morgan Stanley
2.85%, 7/15/2008	1,500,000	1,498,406

		25,473,995

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series C (Money Market Series)

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Consumer Products - 9.5%
Procter & Gamble International Funding
2.18%, 8/8/2008 (3)	2,000,000	$1,995,398
2.20%, 8/21/2008 (3)	2,300,000	2,291,302
2.18%, 8/22/2008 (3)	2,500,000	2,490,349
2.27%, 9/16/2008 (3)	3,500,000	3,479,131
Unilever Capital Corporation
2.15%, 7/10/2008 (3)	1,100,000	1,099,409
2.15%, 7/28/2008 (3)	1,100,000	1,098,226
2.23%, 8/18/2008 (3)	2,000,000	1,994,053
2.26%, 8/21/2008 (3)	1,200,000	1,196,158
2.23%, 8/25/2008 (3)	2,300,000	2,290,469
2.28%, 9/2/2008 (3)	1,500,000	1,492,792
2.26%, 9/5/2008 (3)	1,500,000	1,492,407

		20,919,694

Diversified Manufacturing - 0.9%
General Electric Company
2.34%, 9/15/2008	2,000,000	1,990,120

Electric -3.8%
Southern Company
2.15%, 7/8/2008 (3)	2,600,000	2,598,913
2.18%, 7/22/2008 (3)	1,400,000	1,398,220
2.25%, 7/24/2008 (3)	1,350,000	1,348,059
2.23%, 7/29/2008 (3)	2,000,000	1,996,531
2.27%, 7/30/2008 (3)	1,000,000	998,172

		8,339,895

Financial Companies - Captive - 2.6%
General Electric Capital Corporation
2.75%, 7/14/2008	1,115,000	1,114,038
2.22%, 7/25/2008	2,000,000	1,997,040
2.38%, 8/22/2008	1,200,000	1,195,898
General Reinsurance Corporation
2.30%, 9/8/2008	1,500,000	1,492,104

		5,799,080

Financial Companies - Noncaptive
Diversified - 0.5%
Irish Life & Permanent
2.75%, 7/16/2008 (3)	1,000,000	998,854

Food & Beverage - 7.8%
Archer Daniels Midland Company
2.10%, 7/7/2008 (3)	2,000,000	1,999,300
2.12%, 7/11/2008 (3)	1,650,000	1,648,717
2.13%, 7/14/2008 (3)	2,000,000	1,998,017
Coca-Cola Company
2.17%, 8/25/2008 (3)	2,000,000	1,991,712
Nestle Capital Corporation
2.07%, 7/16/2008 (3)	1,400,000	1,398,567
2.14%, 7/22/2008 (3)	1,500,000	1,498,128
2.14%, 7/29/2008 (3)	1,700,000	1,697,044
2.15%, 7/30/2008 (3)	1,400,000	1,397,575
2.15%, 8/27/2008 (3)	1,000,000	996,388
2.13%, 9/4/2008 (3)	1,000,000	995,813
2.20%, 9/17/2008 (3)	1,600,000	1,591,721

		17,212,982

Life Insurance - 6.4%
Prudential Funding LLC
2.00%, 7/3/2008	1,100,000	1,099,878
2.25%, 7/23/2008	1,500,000	1,497,578
2.25%, 7/30/2008	1,500,000	1,496,812
2.35%, 8/14/2008	2,000,000	1,993,525
2.42%, 8/18/2008	1,500,000	1,494,679
2.45%, 9/9/2008	2,000,000	1,989,303
Prudential plc
2.60%, 8/6/2008 (3)	2,500,000	2,493,399
2.67%, 8/12/2008 (3)	2,000,000	1,993,825

		14,058,999

Non U.S. Banking - 15.7%
BNP Paribas Finance, Inc.
2.45%, 7/2/2008	1,400,000	1,399,905
2.55%, 7/7/2008	1,850,000	1,849,214
2.54%, 8/1/2008	1,200,000	1,197,365
2.54%, 8/1/2008	1,000,000	997,729
2.54%, 8/15/2008	1,200,000	1,196,022
2.65%, 8/26/2008	1,000,000	995,823
Danske Corporation
2.521%, 7/2/2008 (3)	3,100,000	3,099,783
2.58%, 7/8/2008 (3)	1,300,000	1,299,275
2.65%, 7/11/2008 (3)	1,500,000	1,498,847
2.52%, 7/15/2008 (3)	1,600,000	1,598,432
2.50%, 7/21/2008 (3)	1,000,000	998,611
2.55%, 8/6/2008 (3)	1,300,000	1,296,685
Royal Bank of Canada
2.49%, 8/18/2008	1,000,000	993,948
2.48%, 8/25/2008	1,300,000	1,295,074
2.51%, 8/28/2008	2,000,000	1,991,327
2.54%, 9/8/2008	2,000,000	1,989,473
2.64%, 9/10/2008	1,000,000	994,564
Westpac Banking Corporation
2.65%, 7/1/2008 (3)	2,000,000	1,999,861
2.65%, 7/9/2008 (3)	1,000,000	999,372
2.644%, 8/1/2008 (3)	2,600,000	2,594,095
2.58%, 8/6/2008 (3)	1,000,000	997,359
2.612%, 8/8/2008 (3)	3,200,000	3,191,077

		34,473,841

Oil Field Services - 0.7%
BP Capital Markets plc
2.56%, 7/1/2008 (3)	1,600,000	1,600,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series C (Money Market Series)

	Principal Amount	Value
COMMERCIAL PAPER (continued)
Pharmaceuticals - 5.8%
Abbott Laboratories
1.97%, 7/2/2008 (3)	1,200,000	$1,199,934
2.15%, 7/31/2008 (3)	2,500,000	2,495,521
AstraZeneca plc
2.02%, 7/17/2008 (3)	1,200,000	1,198,572
2.12%, 8/20/2008 (3)	1,500,000	1,494,445
Johnson & Johnson
1.90%, 7/24/2008 (3)	3,000,000	2,994,940
2.10%, 8/20/2008 (3)	1,000,000	996,297
Pfizer, Inc.
2.10%, 7/9/2008 (3)	2,500,000	2,498,833

		12,878,542

Retailers - 0.5%
Wal-Mart Stores, Inc.
2.05%, 7/14/2008 (3)	1,200,000	1,198,825

TOTAL COMMERCIAL PAPER (Cost $173,697,611)		$173,657,136

REPURCHASE AGREEMENT - 0.1%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/01/08; repurchase amount $208,011 (Collateralized by U.S. Treasury Bill, 8/21/08 with a value of $212,170)	$208,000	$208,000

TOTAL REPURCHASE AGREEMENT (Cost $5208,000)		$208,000

Total Investments (SBL C Fund) (Cost $221,189,934) - 100.4%		$221,118,280
Liabilities in Excess of Other Assets - (0.4)%		(858,103)

TOTAL NET ASSETS - 100.0%		$220,260,177

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $221,189,934.

1	- Variable rate security. Rate indicated is rate effective at June 30, 2008.

2	- Maturity date indicated is next interest reset date.

3	- Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $87,209,412 (cost $87,229,331), or 39.6% of total net assets.

Glossary:

plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series C

(Money Market Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$221,118,280
Cash	451
Receivables:
Fund shares sold	1,574,540
Securities sold	6,336
Interest	187,546
Prepaid expenses	3,260

Total assets	222,890,413

Liabilities:
Payable for:
Fund shares redeemed	2,513,464
Management fees	83,819
Administration fees	18,025
Transfer agent/maintenance fees	2,083
Professional fees	8,298
Other fees	4,547

Total liabilities	2,630,236

Net assets	$220,260,177

Net assets consist of:
Paid in capital	$211,807,308
Undistributed net investment income	8,524,523
Net unrealized depreciation in value of investments	(71,654)

Net assets	$220,260,177

Capital shares authorized	unlimited
Capital shares outstanding	16,314,580
Net asset value per share (net assets divided by shares outstanding)	$13.50

* Investments, at cost	$221,189,934

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Interest	3,130,950

Total investment income	3,130,950

Expenses:
Management fees	488,926
Administration fees	96,996
Transfer agent/maintenance fees	12,694
Custodian fees	7,857
Directors’ fees	4,066
Professional fees	8,246
Reports to shareholders	4,732
Other	2,916

Total expenses	626,433
Less:
Earnings credits applied	(4)

Net expenses	626,429

Net investment income	2,504,521

Net Unrealized Gain (Loss):
Net unrealized appreciation (depreciation) during the period on:
Investments	(64,176)

Net increase in net assets resulting from operations	$2,440,345

The accompanying notes are an integral part of the financial statements

Series C
Statement of Changes in Net Assets	(Money Market Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$2,504,521	$6,020,002
Net unrealized depreciation during the period on investments	(64,176)	(11,629)

Net increase in net assets resulting from operations	2,440,345	6,008,373

Capital share transactions:
Proceeds from sale of shares	248,341,940	457,059,370
Cost of shares redeemed	(199,183,597)	(393,450,526)

Net increase from capital share transactions	49,158,343	63,608,844

Net increase in net assets	51,598,688	69,617,217

Net assets:
Beginning of period	168,661,489	99,044,272

End of period	$220,260,177	$168,661,489

Undistributed net investment income at end of period	$8,524,523	$6,020,002

Capital share activity:
Shares sold	18,488,565	35,025,550
Shares redeemed	(14,824,377)	(30,153,493)

Total capital share activity	3,664,188	4,872,057

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series C
Selected data for each share of capital stock outstanding throughout each period	(Money Market Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$13.33	$12.73	$12.19	$11.87	$11.79	$11.82

Income (loss) from investment operations:
Net investment income[b]	0.17	0.60	0.45	0.33	0.11	0.09
Net gain (loss) on securities (realized and unrealized)	—	—	0.09	(0.01)	(0.02)	(0.02)

Total from investment operations	0.17	0.60	0.54	0.32	0.09	0.07

Less distributions:
Dividends from net investment income	—	—	—	—	(0.01)	(0.10)

Total distributions	—	—	—	—	(0.01)	(0.10)

Net asset value, end of period	$13.50	$13.33	$12.73	$12.19	$11.87	$11.79

Total Return[c]	1.28%	4.71%	4.43%	2.70%	0.72%	0.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$220,260	$168,661	$99,044	$71,655	$66,084	$86,458

Ratios to average net assets:
Net investment income	2.56%	4.59%	4.43%	2.63%	0.70%	0.63%
Total expenses[d]	0.64%	0.66%	0.68%	0.69%	0.65%	0.59%
Net expenses[e]	0.64%	0.66%	0.68%	0.69%	0.65%	0.59%
Net expenses prior to custodian earnings credits and net of expense waivers	0.64%	0.66%	0.68%	0.69%	0.65%	0.59%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series D

GLOBAL SERIES

Adviser,

Security Global Investors

Series D
Performance Summary	(Global Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series D vs. MSCI World Index

$10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series D (Global Series) on June 30, 1998 and reflects the fees and expenses of Series D. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series D	(10.14%)	14.58%	9.68%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	13.95%
Consumer Staples	9.52
Energy	3.61
Financials	19.04
Health Care	11.72
Industrials	19.28
Information Technology	8.69
Materials	2.81
Telecommunication Services	3.27
Utilities	4.12
Short Term Investments	2.79
Other Assets in Excess of Liabilities	1.20

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series D
Performance Summary	(Global Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series D (Global Series)
Actual	$1,000.00	$892.59	$5.83
Hypothetical	1,000.00	1,018.70	6.22

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (10.74%).

[2]

Expenses are equal to the Series annualized expense ratio of 1.24%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments June 30, 2008 (Unaudited)	Series D (Global Series)

	Shares	Value
COMMON STOCK - 96.0%
Austria - 0.5%
OMV AG(l)	27,789	$2,171,473

Bermuda - 2.4%
Endurance Specialty Holdings, Ltd.	86,254	2,655,761
Platinum Underwriters Holdings, Ltd.	102,660	3,347,742
Tyco Electronics, Ltd.	127,491	4,566,728

		10,570,231

Brazil - 2.0%
Bovespa Holding S.A.	714,840	8,835,101

Canada - 0.4%
Research In Motion, Ltd. *	15,905	1,859,295

Cayman Islands - 3.0%
Herbalife, Ltd.	73,704	2,856,030
Shanda Interactive Entertainment, Ltd. ADR *	165,733	4,499,651
Suntech Power Holdings Company, Ltd. ADR *	161,630	6,054,660

		13,410,341

China - 0.4%
Jiangxi Copper Company, Ltd. (1)	966,650	1,904,134

France - 1.6%
UBISOFT Entertainment * (1)	83,148	7,272,500

Germany - 1.2%
Fresenius Medical Care AG & Company KGaA (1)	68,042	3,749,453
MAN AG (1)	15,018	1,665,503

		5,414,956

Hong Kong - 4.1%
Link REIT (1)(2)	8,068,300	18,384,018

Ireland - 2.6%
Anglo Irish Bank Corporation plc (1)	1,236,018	11,685,153

Italy - 3.3%
Unione di Banche Italiane SCPA (1)	639,950	14,954,997

Japan - 9.4%
Astellas Pharma, Inc. (1)	79,628	3,386,195
Chiba Bank, Ltd. (1)	506,800	3,558,621
JGC Corporation (1)	583,526	11,490,600
Nintendo Company, Ltd. (1)	29,087	16,494,466
Nippon Express Company, Ltd. (1)	723,500	3,474,687
NTT DoCoMo, Inc. (1)	2,428	3,561,245
Shima Seiki Manufacturing, Ltd. (1)	14,211	387,956

		42,353,770

Luxembourg - 0.3%
ArcelorMittal (1)	14,945	1,480,601

Norway - 0.6%
Yara International ASA (1)	28,056	2,477,686

Singapore - 5.9%
Singapore Airlines, Ltd. (1)	636,290	6,886,472
Singapore Press Holdings, Ltd. (1)	6,224,400	19,461,163

		26,347,635

South Africa -1.6%
Aveng, Ltd. (1)	960,463	7,090,093

Sweden - 0.3%
Scania AB (1)	106,470	1,449,573

Switzerland - 1.2%
Actelion, Ltd. * (1)	52,872	2,819,965
Lonza Group AG (1)	17,713	2,447,543

		5,267,508

United Kingdom - 5.1%
AstraZeneca plc (1)	63,848	2,714,708
Cadbury plc (1)	369,572	4,635,711
Imperial Tobacco Group plc (1)	255,978	9,504,134
Old Mutual plc (1)	968,673	1,780,139
Rio Tinto plc ADR	4,346	2,151,270
Vedanta Resources plc (1)	47,574	2,052,639

		22,838,601

United States - 50.1%
Altria Group, Inc.	377,600	7,763,456
Amgen, Inc. *	54,359	2,563,570
Anadarko Petroleum Corporation	133,430	9,985,901
AO Smith Corporation	82,283	2,701,351
AT&T, Inc.	328,750	11,075,588
Baxter International, Inc.	60,860	3,891,388
Biogen Idee, Inc. *	58,759	3,284,041
Brocade Communications Systems, Inc. *	289,180	2,382,843
CA, Inc.	651,241	15,037,155
CF Industries Holdings, Inc.	16,349	2,498,127
Charles River Laboratories International, Inc. *	58,544	3,742,133
ConocoPhillips	42,497	4,011,292
Consolidated Edison, Inc.	91,250	3,566,963
Constellation Energy Group, Inc.	139,079	11,418,386
Gap, Inc.	173,903	2,898,963
General Electric Company	120,480	3,215,611
Genworth Financial, Inc.	171,200	3,049,072
Gymboree Corporation *	86,805	3,478,276
IMS Health, Inc.	107,110	2,495,663
Invitrogen Corporation *	81,774	3,210,447
Johnson & Johnson	247,210	15,905,491
Joy Global, Inc.	136,334	10,338,207
Lockheed Martin Corporation	154,404	15,233,499
National City Corporation	2,971,949	14,176,197
NetFlix, Inc. *	73,124	1,906,343

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series D (Global Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
United States (continued)
Northrop Grumman Corporation	30,668	$2,051,689
Owens & Minor, Inc.	50,580	2,311,000
Philip Morris International, Inc.	417,025	20,596,865
Pinnacle West Capital Corporation	113,200	3,483,164
RadioShack Corporation	207,875	2,550,626
Reinsurance Group of America, Inc.	66,260	2,883,635
Safeway, Inc.	114,775	3,276,826
Symantec Corporation *	172,000	3,328,200
TJX Companies, Inc.	111,633	3,513,091
Trinity Industries, Inc.	316,973	10,995,793
Wal-Mart Stores, Inc.	62,611	3,518,738
Watson Wyatt Worldwide, Inc.	63,670	3,367,506
Weight Watchers International, Inc.	76,206	2,713,696

		224,420,792

TOTAL COMMON STOCK (Cost $451,860,020)		$430,188,458

	Principal Amount	Value
SHORT TERM INVESTMENTS - 2.8%
State Street General Account Prime Money Market Fund	$12,514,521	$12,514,521

TOTAL SHORT TERM INVESTMENTS (Cost $12,514,521)		$12,514,521

Total Investments (SBL D Fund) (Cost $464,374,541) - 98.8%		$442,702,979
Other Assets in Excess of Liabilities -1.2%		5,373,014

TOTAL NET ASSETS -100.0%		$448,075,993

INVESTMENT CONCENTRATION
At June 30, 2008, the investment diversification of the fund was as follows:
Industry	% of Net Assets	Value
Tobacco	8.4%	$37,864,455
Home Entertainment Software	6.3	28,266,617
Diversified Banks	5.9	26,640,150
Construction & Farm Machinery & Heavy Trucks	5.1	22,783,574
Pharmaceuticals	4.9	22,006,394
Publishing	4.4	19,461,163
Construction & Engineering	4.1	18,580,693
Retail REIT’s	4.1	18,384,018
Systems Software	4.1	18,365,355
Regional Banks	4.0	17,734,818
Aerospace & Defense	3.9	17,285,188
Money Markets	2.8	12,514,521
Independent Power Producers & Energy Traders	2.5	11,418,386
Integrated Telecommunication Services	2.5	11,075,588
Oil & Gas Exploration & Production	2.2	9,985,901
Apparel Retail	2.2	9,890,329
Life Sciences Tools & Services	2.1	9,400,123
Reinsurance	2.0	8,887,138
Specialized Finance	2.0	8,835,101
Electrical Components & Equipment	2.0	8,756,011
Biotechnology	1.9	8,667,577
Airlines	1.5	6,886,472
Integrated Oil & Gas	1.4	6,182,766
Diversified Metals & Mining	1.4	6,108,043
Fertilizers & Agricultural Chemicals	1.2	4,975,813
Packaged Foods & Meats	1.0	4,635,711
Electronic Manufacturing Services	1.0	4,566,728
Communications Equipment	0.9	4,242,137
Health Care Equipment	0.9	3,891,388
Health Care Services	0.8	3,749,453
Multi-Utilities	0.8	3,566,962
Wireless Telecommunication Services	0.8	3,561,245
Hypermarkets & Super Centers	0.8	3,518,738
Electric Utilities	0.8	3,483,164
Trucking	0.8	3,474,687
Human Resource & Employment Services	0.7	3,367,506
Food Retail	0.7	3,276,826
Industrial Conglomerates	0.7	3,215,611
Multi-Line Insurance	0.7	3,049,072
Personal Products	0.6	2,856,030
Specialized Consumer Services	0.6	2,713,696
Computer & Electronics Retail	0.6	2,550,626
Health Care Technology	0.6	2,495,663
Health Care Distributors	0.5	2,311,000
Industrial Machinery	0.5	2,053,459
Internet Retail	0.4	1,906,343
Life & Health Insurance	0.4	1,780,139
Steel	0.3	1,480,601

Total Investments	98.8	442,702,979
Other Assets and Liabilities, Net	1.2	5,373,014

Net Assets	100%	$448,075,993

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $466,444,149.

*	-	Non-income producing security

1	-	Security was subject to the fair value trigger at June 30, 2008. The total market value of fair valued securities amounts to $168,941,428, (cost $178,106,092) or 37.7% of total net assets.

2	-	Security is a PFIC (Passive Foreign Investment Company)

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series D (Global Series)

Glossary:

ADR	-	American Depositary Receipt

plc	-	Public Limited Company

REIT	-	Real Estate Investment Trust

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series D

(Global Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$442,702,979
Cash	2,895,308
Receivables:
Fund shares sold	513,893
Securities sold	15,809,050
Interest	46,962
Dividends	1,018,587
Foreign taxes recoverable	159,680
Prepaid expenses	8,015

Total assets	463,154,474

Liabilities:
Cash overdraft denominated in a foreign currency, at value**	2,355,568
Payable for:
Fund shares redeemed	1,022,786
Securities purchased	11,178,401
Management fees	388,919
Administration fees	65,539
Transfer agent/maintenance fees	2,083
Custodian fees	9,286
Directors’ fees	7,093
Professional fees	33,094
Other fees	15,712

Total liabilities	15,078,481

Net assets	$448,075,993

Net assets consist of:
Paid in capital	$284,595,124
Undistributed net investment income	5,797,661
Undistributed net realized gain on sale of investments and foreign currency transactions	179,309,302
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(21,626,094)

Net assets	$448,075,993

Capital shares authorized	unlimited
Capital shares outstanding	41,789,228
Net asset value per share (net assets divided by shares outstanding)	$10.72

* Investments, at cost	$464,374,541
** Cash overdraft denominated in a foreign currency, at cost	(2,354,521)

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends (net of foreign withholding tax $315,094)	$5,853,392
Interest	185,653

Total investment income	6,039,045

Expenses:
Management fees	2,421,447
Administration fees	381,718
Transfer agent/maintenance fees	12,679
Custodian fees	62,567
Directors’ fees	13,422
Professional fees	65,023
Reports to shareholders	37,742
Other	11,079

Total expenses	3,005,677
Less:
Earnings credits applied	(15,976)

Net expenses	2,989,701

Net investment income	3,049,344

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	36,176,193
Foreign currency transactions	(577,127)

Net realized gain	35,599,066

Net unrealized appreciation (depreciation) during the period on:
Investments	(96,435,553)
Translation of assets and liabilities in foreign currencies	26,849

Net unrealized depreciation	(96,408,704)

Net realized and unrealized loss	(60,809,638)

Net decrease in net assets resulting from operations	$(57,760,294)

The accompanying notes are an integral part of the financial statements

Series D
Statement of Changes in Net Assets	(Global Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$3,049,344	$3,789,635
Net realized gain during the period on investments and foreign currency transactions	35,599,066	145,900,561
Net unrealized depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(96,408,704)	(102,415,461)

Net increase (decrease) in net assets resulting from operations	(57,760,294)	47,274,735

Capital share transactions:
Proceeds from sale of shares	43,451,083	145,821,140
Cost of shares redeemed	(87,791,607)	(213,924,666)

Net decrease from capital share transactions	(44,340,524)	(68,103,526)

Net decrease in net assets	(102,100,818)	(20,828,791)

Net assets:
Beginning of period	550,176,811	571,005,602

End of period	$448,075,993	$550,176,811

Undistributed net investment income at end of period	$5,797,661	$2,748,317

Capital share activity:
Shares sold	3,917,974	12,428,028
Shares redeemed	(7,946,896)	(18,362,297)

Total capital share activity	(4,028,922)	(5,934,269)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series D
Selected data for each share of capital stock outstanding throughout each period	(Global Series)

	Six Months Ended June 30, 2008[a,b]	2007[c]	2006	2005	2004	Year Ended December 31, 2003[d]
Per Share Data
Net asset value, beginning of period	$12.01	$11.03	$9.40	$8.28	$6.97	$4.87

Income (loss) from investment operations:
Net investment income[e]	0.07	0.08	0.03	0.03	0.03	0.03
Net gain (loss) on securities (realized and unrealized)	(1.36)	0.90	1.60	1.09	1.28	2.09

Total from investment operations	(1.29)	0.98	1.63	1.12	1.31	2.12

Less distributions:
Dividends from net investment income	—	—	—	—	—	(0.02)

Total distributions	—	—	—	—	—	(0.02)

Net asset value, end of period	$10.72	$12.01	$11.03	$9.40	$8.28	$6.97

Total Return[f]	(10.74%)	8.88%	17.34%	13.53%	18.79%	43.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$448,076	$550,177	$571,006	$516,213	$466,577	$427,609

Ratios to average net assets:
Net investment income	1.26%	0.67%	0.32%	0.30%	0.37%	0.44%
Total expenses[g]	1.24%	1.26%	1.24%	1.24%	1.23%	1.25%
Net expenses[h]	1.24%	1.26%	1.24%	1.24%	1.23%	1.25%
Net expenses prior to custodian earnings credits and net of expense waivers	1.24%	1.26%	1.24%	1.24%	1.23%	1.25%

Portfolio turnover rate	255%	115%	23%	33%	28%	44%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]

Security Global Investors, LLC (SGI) became sub-advisor of the entire Series effective May 1, 2008. Prior to May 1, 2008, SGI sub-advised 50% of Series D and Oppenheimer Funds sub-advised the remaining 50% of Series D.

[c]

Security Global Investors, LLC (SGI) became sub-advisor of 50% of Series D effective August 1, 2007. OppenheimerFunds sub-advises the remaining 50%. Prior to August 1, 2007, OppenheimerFunds sub-advised the entire Series.

[d]	The financial highlights for Series D exclude the historical financial highlights of Series I. The assets of Series I were acquired by Series D on October 3, 2003.

[e]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[f]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[g]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[h]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series E

DIVERSIFIED INCOME SERIES

Adviser,

Security Global Investors

Series E
Performance Summary	(Diversified Income Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series E vs. Lehman Brothers Aggregate Bond Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series E (Diversified Income Series) on June 30, 1998 and reflects the fees and expenses of Series E. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Portfolio Composition by Quality Ratings

(Based on Standard and Poor’s Ratings)

AAA	57.81%
AA	3.49
A	8.53
BBB	13.77
BB	5.47
B	2.21
D	2.02
Preferred Stock	2.66
Commercial Paper	2.76
Repurchase Agreement	0.17
Other Assets in Excess of Liabilities	1.11

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series E	1.49%	2.16%	3.96%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Series E
Performance Summary	(Diversified Income Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series E (Diversified Income Series)
Actual	$1,000.00	$993.53	$3.87
Hypothetical	1,000.00	1,020.98	3.92

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (0.65%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.78%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments June 30, 2008 (Unaudited)	Series E (Diversified Income Series)

	Principal Amount	Value
CORPORATE BOND - 37.6%
Automotive - 2.2%
GMAC LLC
3.95%, 2008 (1)	$2,600,000	$2,560,503

Banking - 4.4%
BankBoston Capital Trust IV
3.28%, 2028 (1)	1,200,000	968,768
BOI Capital Funding No. 2, LP
5.57%, 2049 (1)(2)(3)	650,000	438,639
Chase Capital III
3.23%, 2027 (1)	1,200,000	950,248
Rabobank Capital Funding II
5.26%, 2049 (1)(2)(3)	1,200,000	1,099,289
Standard Chartered plc
6.41%, 2049 (1)(2)(3)	1,750,000	1,404,329
US Central Federal Credit Union
2.70%, 2009	170,455	166,485

		5,027,758

Building Materials - 0.5%
CRH America, Inc.
6.95%, 2012	600,000	600,379

Chemicals - 0.6%
PPG Industries, Inc.
7.40%, 2019	650,000	729,529

Electric - 3.4%
Arizona Public Service Company
6.38%, 2011	600,000	604,135
Cincinnati Gas & Electric
5.70%, 2012	600,000	609,645
East Coast Power LLC
7.07%, 2012	138,244	141,908
Kansas Gas & Electric
5.65%, 2021	639,044	606,970
Oncor Electric Delivery Company
6.38%, 2015	600,000	592,036
Pennsylvania Electric Company
6.05%, 2017	650,000	630,498
WPS Resources Corporation
6.11%, 2066 (1)	900,000	745,109

		3,930,301

Financial - Other - 2.5%
Berkshire Hathaway Finance Corporation
4.75%, 2012	1,800,000	1,824,671
Willis North America, Inc.
5.63%, 2015	1,200,000	1,078,897

		2,903,568

Financial Companies - Captive - 3.1%
CIT Group Funding Company of Canada
4.65%, 2010	1,800,000	1,505,538
Residential Capital LLC
6.55%, 2009 (1)(2)(3)	3,000,000	2,085,000

		3,590,538

Financial Companies - Noncaptive
Consumer - 1.6%
Nelnet, Inc.
7.40%, 2036 (1)	2,500,000	1,634,488
Residential Capital LLC
8.50%, 2012	650,000	253,500

		1,887,988

Financial Companies - Noncaptive
Diversified - 0.5%
General Electric Capital Corporation
5.88%, 2012	600,000	622,488

Food & Beverage - 1.0%
General Mills, Inc.
5.70%, 2017	1,200,000	1,189,462

Health Care - 0.5%
Anthem, Inc.
6.80%, 2012	600,000	621,051

Independent Energy - 0.6%
Devon Financing Corporation ULC
6.88%, 2011	600,000	636,815

Insurance - Life - 1.0%
AIG SunAmerica Global Financing X
6.90%, 2032 (2)(3)	1,200,000	1,148,688

Insurance - Properly & Casually - 1.4%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	300,000	290,250
Nationwide Mutual Insurance Company
8.25%, 2031 (2)(3)	650,000	651,262
Navigators Group, Inc.
7.00%, 2016	700,000	663,136

		1,604,648

Integrated Energy - 1.7%
Petrobras International Finance Company
6.13%, 2016	2,000,000	2,000,000

Lodging - 0.8%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2013	1,000,000	965,567

Metals & Mining - 0.5%
United States Steel Corporation
6.05%, 2017	650,000	607,071

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series E (Diversified Income Series)

	Principal Amount	Value
Natural Gas Pipelines - 0.2%
Express Pipeline, LP
6.47%, 2013 (2)(3)	$257,600	$270,722

Paper - 0.4%
Sino-Forest Corporation
9.13%, 2011 (2)(3)	500,000	505,625

Pharmaceuticals - 2.0%
AstraZeneca plc
5.90%, 2017	1,750,000	1,793,750
GlaxoSmithKline Capital, Inc.
4.85%, 2013	500,000	499,326

		2,293,076

Railroads - 1.0%
Canadian National Railway Company
6.25%, 2034	1,200,000	1,170,853

REITs - 2.6%
Hospitality Properties Trust
6.70%, 2018	1,500,000	1,288,383
Reckson Operating Partnership, LP
5.15%, 2011	1,200,000	1,133,859
Rouse Company, LP
8.00%, 2009	550,000	543,347

		2,965,589

Technology - 0.6%
Science Applications International Corporation
7.13%, 2032	600,000	623,631

Telecommunications - Wireless - 0.9%
Nextel Communications, Inc.
6.88%, 2013	1,200,000	1,014,000

Transportation Services - 0.6%
TTX Company
4.90%, 2015 (2)(3)	650,000	668,047

U.S. Banking - 0.5%
PartnerRe Finance II
6.44%, 2066 (1)	650,000	516,339

Utility-Other - 2.5%
American Water Capital Corporation
6.09%, 2017	3,000,000	2,877,609

TOTAL CORPORATE BOND (Cost $48,399,493)		$43,531,845

PREFERRED STOCK - 2.6%
Insurance Brokers - 0.6%
Woodbourne Capital Trust 1
3.548%, 2008 (1)(2)	300,000	180,000
Woodbourne Capital Trust II
3.548%, 2008 (1)(2)	300,000	180,000
Woodbourne Capital Trust III
3.548%, 2008 (1)(2)	300,000	180,000
Woodbourne Capital Trust IV
3.548%, 2008 (1)(2)	300,000	180,000

		720,000

Property & Casualty Insurance - 0.9%
Aspen Insurance Holdings, Ltd.
7.401%, 2017	48,000	1,036,800

Thrifts & Mortgage Finance - 1.1%
Federal Home Loan Mortgage Corporation
8.375%, 2012	16,000	388,800
Federal National Mortgage Association
8.25%, 2010	24,000	550,800
4.38%, 2011	10,000	383,000

		1,322,600

TOTAL PREFERRED STOCK (Cost $3,923,796)		$3,079,400

MORTGAGE BACKED SECURITIES - 44.3%
Other Non-Agency - 12.2%
CMO’s - 12.2%
Chase Mortgage Finance Corporation
2005-A1 2A2, 5.24% - 2035 (1)	1,700,926	1,682,971
Chaseflex Trust
2006-1, 5.94% - 2036 (1)	3,000,000	2,869,304
Homebanc Mortgage Trust
2006-1, 6.08% - 2037 (1)	1,572,734	1,519,514
JP Morgan Alternative Loan Trust
2006-S2, 5.81% - 2036	3,007,000	2,988,635
2006-S3, 6.00% - 2036	3,000,000	2,746,537
JP Morgan Mortgage Trust
2006-A3, 5.29% - 2036 (1)	961,497	954,421
Washington Mutual, Inc.
2005-AR16 1A1, 5.10% - 2035 (1)	1,361,103	1,344,024

		14,105,406

U.S. Government Sponsored
Agencies - 28.4%
CMO’s - 3.6%
Federal Home Loan Mortgage Corporation
FHR 2520 AG, 5.00% - 2016	1,304,657	1,320,784
FHR 188 H, 7.00% - 2021	1,386	1,458
Federal National Mortgage Association
FNR 1990-68 J, 6.95% - 2020	3,738	3,958
FNR 1990-103 K, 7.50% - 2020	1,157	1,195
FNR 2007-26 JB, 5.00% - 2032	3,000,000	2,866,720

		4,194,115

Pass-Thru’s - 24.8%
Federal Home Loan Mortgage Corporation
#E01378, 5.00% - 2018	1,531,335	1,528,068
#E01488, 5.00% - 2018	1,394,110	1,391,029
#E01538, 5.00% - 2018	1,416,259	1,413,093
#C44050, 7.00% - 2030	44,177	46,696

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series E (Diversified Income Series)

	Principal Amount	Value
#C01079, 7.50% - 2030	$17,201	$18,581
#C01172, 6.50% - 2031	57,772	59,612
#C01210, 6.50% - 2031	71,769	74,638
#C50964, 6.50% - 2031	73,899	76,253
#C50967, 6.50% - 2031	14,989	15,588
#C01277, 7.00% - 2031	97,562	102,391
#C01292, 6.00% - 2032	307,048	312,607
#C62801, 6.00% - 2032	133,296	135,709
#C01287, 6.50% - 2032	168,220	173,579
#A16943, 6.00% - 2033	977,586	993,147
#A17903, 6.00% - 2034	1,146,634	1,162,736
Federal National Mortgage Association
#254473, 5.50% - 2017	1,290,886	1,311,446
#720714, 4.50% - 2018	1,378,982	1,348,559
#555549, 5.00% - 2018	1,607,936	1,591,840
#750465, 5.00% - 2018	1,397,474	1,395,713
#839353, 5.50% - 2018	877,631	892,706
#780952, 4.00% - 2019	1,892,723	1,793,592
#252806, 7.50% - 2029	58,931	63,605
#252874, 7.50% - 2029	21,360	23,055
#535277, 7.00% - 2030	29,560	31,019
#551262, 7.50% - 2030	13,502	14,549
#190307, 8.00% - 2030	23,112	25,006
#253356, 8.00% - 2030	28,883	31,251
#541735, 8.00% - 2030	39,034	42,235
#535838, 6.50% - 2031	54,690	56,363
#585348, 6.50% - 2031	51,373	52,945
#591381, 6.50% - 2031	95,160	98,073
#254477, 5.50% - 2032	830,994	820,070
#254198, 6.00% - 2032	307,171	310,237
#254377, 6.00% - 2032	506,382	514,284
#254478, 6.00% - 2032	233,866	237,516
#666750, 6.00% - 2032	508,304	513,376
#254346, 6.50% - 2032	133,776	137,870
#545691, 6.50% - 2032	201,815	207,992
#659790, 6.50% - 2032	197,980	205,524
#658077, 5.50% - 2033	1,117,956	1,109,200
#688328, 5.50% - 2033	949,986	941,952
#689108, 5.50% - 2033	977,745	970,087
#709748, 5.50% - 2033	1,556,375	1,544,186
#713971, 5.50% - 2033	1,585,133	1,571,727
#754903, 5.50% - 2033	895,057	882,919
#725033, 6.00% - 2034	635,570	644,892
#255554, 5.50% - 2035	1,782,025	1,763,613

		28,651,129

		32,845,244

U.S. Government Sponsored
Securities - 3.7%
CMO’s - 2.5%
Government National Mortgage Association
GNR 2008-17 A, 5.00% - 2035	2,976,780	2,915,439

Pass-Thru’s - 1.2%
Government National Mortgage Association
G2 181907, 9.50% - 2020	7,994	8,960
#301465, 9.00% - 2021	18,488	20,115
#305617, 9.00% - 2021	8,520	9,269
#313107, 7.00% - 2022	75,703	79,668
#352022, 7.00% - 2023	51,811	54,525
#369303, 7.00% - 2023	71,352	75,089
#780454, 7.00% - 2026	83,756	88,143
G2 2445, 8.00% - 2027	35,674	38,160
#462680, 7.00% - 2028	50,930	53,598
#482668, 7.00% - 2028	42,225	44,437
#518436, 7.25% - 2029	18,997	20,244
#494109, 7.50% - 2029	23,124	24,511
#510704, 7.50% - 2029	15,395	16,319
#781079, 7.50% - 2029	17,926	19,001
#479229, 8.00% - 2030	8,959	9,619
#479232, 8.00% - 2030	20,613	22,133
#508342, 8.00% - 2030	38,811	41,672
G2 2909, 8.00% - 2030	19,214	20,553
#538285, 6.50% - 2031	58,639	60,647
#561561, 6.50% - 2031	116,184	120,671
#564472, 6.50% - 2031	174,720	181,468
#781414, 5.50% - 2032	290,256	289,341
#552324, 6.50% - 2032	103,052	106,581

		1,404,724

		4,320,163

TOTAL MORTGAGE BACKED SECURITIES (Cost $52,180,391)		$51,270,813

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.9%
Federal Home Loan Bank
1.95% - 2008	1,100,000	1,099,881

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $1,099,881)		$1,099,881

U.S. GOVERNMENT SECURITIES - 9.5%
U.S. Treasury Bill
1.44%, 2008	30,000	29,876
U.S. Treasury Bonds
5.38%, 2031	1,000,000	1,111,094
U.S. Treasury Notes
2.50%, 2013	6,000,000	5,788,596

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series E (Diversified Income Series)

	Principal Amount	Value
U.S. GOVERNMENT SECURITIES (continued)
U.S. Treasury Notes (continued)
3.50%, 2013	$4,000,000	$4,029,688

TOTAL U.S. GOVERNMENT SECURITIES (Cost $10,994,502)		$10,959,254

ASSET BACKED SECURITIES - 1.0%
Home Equity Loans - 1.0%
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 2.74%, 2035 (1)	1,169,481	1,135,246

TOTAL ASSET BACKED SECURITIES (Cost $1,169,481)		$1,135,246

COMMERCIAL PAPER - 2.8%
Food & Beverage - 1.1%
Nestle Capital Corporation
2.16%, 7/8/2008 (3)	1,200,000	1,199,512

Non U.S. Banking - 1.7%
Danske Corporation
2.45%, 7/1/2008 (3)	1,000,000	1,000,000
2.60%, 7/7/2008 (3)	1,000,000	999,567

		1,999,567

TOTAL COMMERCIAL PAPER (Cost $3,199,079)		$3,199,079

REPURCHASE AGREEMENT - 0.2%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/01/08; repurchase amount $195,010 (Collateralized by U.S. Treasury Bill, 8/21/08 and U.S. Treasury Note, 5.00%, 7/31/08 with a combined value of $198,911)	$195,000	$195,000

TOTAL REPURCHASE AGREEMENT (Cost $195,000)		$195,000

Total Investments (SBL E Fund) (Cost $121,161,623) - 98.9%		$114,470,518

Other Assets in Excess of Liabilities - 1.1%		1,278,260

TOTAL NET ASSETS - 100.0%		$115,748,778

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $122,160,790.

1	-	Variable rate security. Rate indicated is rate effective at June 30, 2008.

2	-	Security was acquired through a private placement.

3	-	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $11,470,681 (cost $13,243,140), or 9.9% of total net assets.

Glossary:

plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series E

(Diversified Income Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$114,470,518
Receivables:
Fund shares sold	471,927
Interest	1,055,290
Dividends	22,013
Prepaid expenses	1,936

Total assets	116,021,684

Liabilities:
Cash overdraft	33,480
Payable for:
Fund shares redeemed	139,254
Management fees	57,114
Administration fees	11,593
Transfer agent/maintenance fees	2,083
Custodian fees	2,004
Directors’ fees	1,325
Professional fees	13,206
Other fees	12,847

Total liabilities	272,906

Net assets	$115,748,778

Net assets consist of:
Paid in capital	$128,172,933
Undistributed net investment income	8,933,459
Accumulated net realized loss on sale of investments	(14,666,509)
Net unrealized depreciation in value of investments	(6,691,105)

Net assets	$115,748,778

Capital shares authorized	unlimited
Capital shares outstanding	9,428,228
Net asset value per share (net assets divided by shares outstanding)	$12.28

* Investments, at cost	$121,161,623

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$119,593
Interest	3,155,463

Total investment income	3,275,056

Expenses:
Management fees	440,740
Administration fees	60,601
Transfer agent/maintenance fees	12,658
Custodian fees	6,384
Directors’ fees	3,360
Professional fees	14,387
Reports to shareholders	5,450
Other	2,979

Total expenses	546,559
Less:
Expenses waived	(88,149)
Earnings credits applied	(197)

Net expenses	458,213

Net investment income	2,816,843

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(1,137,753)
Futures	535,380

Net realized loss	(602,373)

Net unrealized appreciation (depreciation) during the period on:
Investments	(2,910,402)
Futures	(42,302)

Net unrealized depreciation	(2,952,704)

Net realized and unrealized loss	(3,555,077)

Net decrease in net assets resulting from operations	$(738,234)

The accompanying notes are an integral part of the financial statements

Series E
Statement of Changes in Net Assets	(Diversified Income Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$2,816,843	$7,064,655
Net realized (loss) during the period on investments	(602,373)	(990,073)
Net unrealized depreciation during the period on investments	(2,952,704)	(2,196,483)

Net increase (decrease) in net assets resulting from operations	(738,234)	3,878,099

Capital share transactions:
Proceeds from sale of shares	27,341,888	52,494,277
Cost of shares redeemed	(32,507,316)	(86,030,933)

Net decrease from capital share transactions	(5,165,428)	(33,536,656)

Net decrease in net assets	(5,903,662)	(29,658,557)

Net assets:
Beginning of period	121,652,440	151,310,997

End of period	$115,748,778	$121,652,440

Undistributed net investment income at end of period	$8,933,459	$6,116,616

Capital share activity:
Shares sold	2,210,249	4,315,924
Shares redeemed	(2,625,606)	(7,075,418)

Total capital share activity	(415,357)	(2,759,494)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series E
Selected data for each share of capital stock outstanding throughout each period	(Diversified Income Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$12.36	$12.01	$11.57	$11.36	$11.04	$11.83

Income (loss) from investment operations:
Net investment income[b]	0.30	0.60	0.63	0.49	0.50	0.68
Net loss on securities (realized and unrealized)	(0.38)	(0.25)	(0.19)	(0.28)	(0.08)	(0.31)

Total from investment operations	(0.08)	0.35	0.44	0.21	0.42	0.37

Less distributions:
Dividends from net investment income	—	—	—	—	(0.10)	(1.16)

Total distributions	—	—	—	—	(0.10)	(1.16)

Net asset value, end of period	$12.28	$12.36	$12.01	$11.57	$11.36	$11.04

Total Return[c]	(0.65%)	2.91%	3.80%	1.85%	3.82%	3.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,749	$121,652	$151,311	$159,386	$159,527	$159,472

Ratios to average net assets:
Net investment income	4.80%	4.90%	4.67%	4.23%	4.42%	4.39%
Total expenses[d]	0.93%	0.91%	0.93%	0.92%	0.89%	0.84%
Net expenses[e]	0.78%	0.76%	0.78%	0.77%	0.75%	0.84%
Net expenses prior to custodian earnings credits and net of expense waivers	0.78%	0.76%	0.78%	0.77%	0.75%	0.84%

Portfolio turnover rate	37%	31%	64%	60%	39%	45%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series H

ENHANCED INDEX SERIES

Subadviser,

Northern Trust

Series H
Performance Summary	(Enhanced Index Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series H vs. S&P 500 Index

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series H (Enhanced Index Series) on May 3, 1999 (date of inception) and reflects the fees and expenses of Series H. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	Since Inception (5-3-99)
Series H	(16.47%)	6.20%	0.14%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	8.48%
Consumer Staples	10.55
Energy	15.41
Financials	13.66
Health Care	11.63
Industrials	10.87
Information Technology	16.58
Materials	4.05
Telecommunication Services	3.10
Utilities	3.86
U.S. Government Sponsored Securities	0.22
Repurchase Agreement	1.42
Other Assets in Excess of Liabilities	0.17

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series H
Performance Summary	(Enhanced Index Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series H (Enhanced Index Series)
Actual	$1,000.00	$871.20	$3.26
Hypothetical	1,000.00	1,021.38	3.52

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (12.88%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.70%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments June 30, 2008 (Unaudited)	Series H (Enhanced Index Series)

	Shares	Value
COMMON STOCK - 98.2%
Advertising - 0.3%
Omnicom Group, Inc.	4,800	$215,424

Aerospace & Defense - 3.2%
Boeing Company	3,971	260,974
General Dynamics Corporation	2,300	193,660
Honeywell International, Inc.	1,300	65,364
L-3 Communications Holdings, Inc.	3,000	272,610
Lockheed Martin Corporation	4,047	399,277
Northrop Grumman Corporation	5,322	356,042
Raytheon Company	6,100	343,308
United Technologies Corporation	2,365	145,920

		2,037,155

Agricultural Products - 0.5%
Archer-Daniels-Midland Company	9,900	334,125

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	2,000	109,680
FedEx Corporation	500	39,395
United Parcel Service, Inc. (CI.B)	2,493	153,245

		302,320

Airlines - 0.2%
Southwest Airlines Company	8,300	108,232

Aluminum - 0.0%
Alcoa, Inc.	300	10,686

Apparel Retail - 0.4%
Gap, Inc.	16,000	266,720

Apparel, Accessories & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	1,200	16,500
V.F. Corporation	2,400	170,832

		187,332

Application Software - 0.6%
Adobe Systems, Inc. *	5,600	220,584
Autodesk, Inc. *	200	6,762
Compuware Corporation *	17,800	169,812

		397,158

Asset Management & Custody Banks - 0.6%
Bank of New York Mellon Corporation	9,455	357,683

Automobile Manufacturers - 0.1%
Ford Motor Company *	11,026	53,035

Automotive Retail - 0.2%
Autozone, Inc. *	1,200	145,212

Biotechnology - 1.3%
Amgen, Inc. *	7,442	350,965
Biogen Idee, Inc. *	900	50,301
Gilead Sciences, Inc. *	8,500	450,075

		851,341

Brewers - 0.4%
Anheuser-Busch Companies, Inc.	2,100	130,452
Molson Coors Brewing Company	2,500	135,825

		266,277

Broadcasting & Cable TV - 0.5%
CBS Corporation (CI.B)	8,900	173,461
Comcast Corporation	6,936	131,576

		305,037

Commercial Printing - 0.0%
RR Donnelley & Sons Company	500	14,845

Communications Equipment - 2.0%
Ciena Corporation *	1,400	32,438
Cisco Systems, Inc. *	27,883	648,558
Corning, Inc.	6,900	159,045
JDS Uniphase Corporation *	5,600	63,616
Juniper Networks, Inc. *	1,900	42,142
Motorola, Inc.	2,000	14,680
Qualcomm, Inc.	7,524	333,840

		1,294,319

Computer & Electronics Retail - 0.7%
Best Buy Company, Inc.	7,700	304,920
RadioShack Corporation	13,000	159,510

		464,430

Computer Hardware - 4.5%
Apple, Inc. *	4,146	694,206
Dell, Inc. *	13,776	301,419
Hewlett-Packard Company	18,936	837,161
International Business Machines Corporation	8,816	1,044,960

		2,877,746

Computer Storage & Peripherals - 0.7%
Lexmark International, Inc. *	6,300	210,609
QLogic Corporation *	15,100	220,309

		430,918

Construction & Engineering - 0.1%
Fluor Corporation	400	74,432

Construction & Farm Machinery & Heavy Trucks - 0.3%
Caterpillar, Inc.	394	29,085
Cummins, Inc.	800	52,416
Manitowoc Company, Inc.	200	6,506
Terex Corporation *	2,000	102,740

		190,747

Consumer Finance - 0.6%
American Express Company	6,262	235,889
Capital One Financial Corporation	3,200	121,632

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	1,246	$16,410

		373,931

Data Processing & Outsourced Services - 0.8%
Affiliated Computer Services, Inc. *	5,100	272,799
Total System Services, Inc.	4,500	99,990
Western Union Company	4,600	113,712

		486,501

Department Stores - 0.3%
Macy’s, Inc.	9,400	182,548

Distillers & Vintners - 0.2%
Brown-Forman Corporation	1,700	128,469

Diversified Banks - 1.0%
U.S. Bancorp	2,525	70,422
Wachovia Corporation	17,428	270,657
Wells Fargo & Company	11,738	278,778

		619,857

Diversified Chemicals - 1.3%
Dow Chemical Company	11,289	394,099
E.I. Du Pont de Nemours & Company	9,800	420,322
PPG Industries, Inc.	200	11,474

		825,895

Diversified Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. (CI.B)	4,200	492,198

Drug Retail - 0.8%
CVS Caremark Corporation	13,600	538,152

Electric Utilities - 2.6%
Duke Energy Corporation	20,700	359,766
Edison International	6,578	337,978
Entergy Corporation	3,300	397,584
Exelon Corporation	1,000	89,960
Pepco Holdings, Inc.	10,300	264,195
Southern Company	6,400	223,488

		1,672,971

Electrical Components & Equipment - 0.8%
Cooper Industries, Ltd.	6,200	244,900
Emerson Electric Company	5,700	281,865

		526,765

Electronic Equipment Manufacturers - 0.2%
Agilent Technologies, Inc. *	4,000	142,160

Electronic Manufacturing Services - 0.5%
Tyco Electronics, Ltd.	9,346	334,774

Environmental & Facilities Services - 0.3%
Allied Waste Industries, Inc. *	16,700	210,754

Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Company	4,000	505,760

Food Distributors - 0.4%
SYSCO Corporation	8,300	228,333

Food Retail - 0.5%
Safeway, Inc.	10,200	291,210

Footwear - 0.2%
Nike, Inc. (CI.B)	2,400	143,064

General Merchandise Stores - 0.5%
Big Lots, Inc. *	7,100	221,804
Family Dollar Stores, Inc.	5,700	113,658

		335,462

Health Care Distributors - 0.2%
AmerisourceBergen Corporation	1,584	63,344
Cardinal Health, Inc.	900	46,422
McKesson Corporation	800	44,728

		154,494

Health Care Equipment - 1.9%
Baxter International, Inc.	4,400	281,336
Boston Scientific Corporation *	23,800	292,502
CR Bard, Inc.	800	70,360
Medtronic, Inc.	10,825	560,194

		1,204,392

Health Care Services - 0.5%
Express Scripts, Inc. *	3,000	188,160
Laboratory Corporation of America Holdings *	900	62,667
Medco Health Solutions, Inc. *	900	42,480

		293,307

Health Care Technology - 0.1%
IMS Health, Inc.	4,100	95,530

Home Improvement Retail - 0.2%
Home Depot, Inc.	3,276	76,724
Sherwin-Williams Company	800	36,744

		113,468

Homebuilding - 0.5%
Centex Corporation	4,100	54,817
DR Horton, Inc.	7,400	80,290
KB Home	1,800	30,474
Lennar Corporation	9,100	112,294

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Homebuilding (continued)
Pulte Homes, Inc.	2,100	$20,223

		298,098

Hotels, Resorts & Cruise Lines - 0.0%
Carnival Corporation	600	19,776

Household Appliances - 0.2%
Stanley Works	3,200	143,456

Household Products - 2.5%
Clorox Company	3,500	182,700
Kimberly-Clark Corporation	2,300	137,494
Procter & Gamble Company	20,729	1,260,530

		1,580,724

Human Resource & Employment Services - 0.3%
Robert Half International, Inc.	7,300	174,981

Hypermarkets & Super Centers - 1.5%
Wal-Mart Stores, Inc.	17,213	967,371

Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. *	17,100	146,205

Industrial Conglomerates - 2.8%
3M Company	976	67,920
General Electric Company	53,169	1,419,080
Tyco International, Ltd.	8,200	328,328

		1,815,328

Industrial Machinery - 1.8%
Dover Corporation	5,600	270,872
Eaton Corporation	1,600	135,952
Illinois Tool Works, Inc.	7,000	332,570
Ingersoll-Rand Company, Ltd.	2,600	97,318
Parker Hannifin Corporation	4,200	299,544

		1,136,256

Insurance Brokers - 0.1%
Marsh & McLennan Companies, Inc.	1,900	50,445

Integrated Oil & Gas - 9.6%
Chevron Corporation	13,968	1,384,648
ConocoPhillips	11,217	1,058,773
Exxon Mobil Corporation (1)	32,541	2,867,838
Hess Corporation	1,500	189,285
Occidental Petroleum Corporation	7,400	664,964

		6,165,508

Integrated Telecommunication Services - 2.9%
AT&T, Inc.	27,582	929,237
CenturyTel, Inc.	7,400	263,366
Embarq Corporation	900	42,543
Verizon Communications, Inc.	9,642	341,327
Windstream Corporation	20,900	257,906

		1,834,379

Internet Retail - 0.5%
Amazon.com, Inc. *	1,600	117,328
Expedia, Inc. *	4,600	84,548
IAC*	5,300	102,184

		304,060

Internet Software & Services - 1.5%
eBay, Inc. *	5,600	153,048
Google, Inc. *	1,175	618,543
Yahoo!, Inc. *	9,074	187,469

		959,060

Investment Banking & Brokerage - 1.6%
Charles Schwab Corporation	14,500	297,830
Goldman Sachs Group, Inc.	3,536	618,446
Lehman Brothers Holdings, Inc.	4,300	85,183
Merrill Lynch & Company, Inc.	1,053	33,391

		1,034,850

Leisure Products - 0.2%
Hasbro, Inc.	3,300	117,876

Life & Health Insurance - 1.2%
MetLife, Inc.	7,864	414,983
Prudential Financial, Inc.	5,700	340,518

		755,501

Life Sciences Tools & Services - 0.6%
Applera Corporation - Applied Biosystems Group	6,900	231,012
Thermo Fisher Scientific, Inc. *	2,500	139,325

		370,337

Managed Health Care - 0.9%
Aetna, Inc.	6,200	251,286
Cigna Corporation	4,200	148,638
UnitedHealth Group, Inc.	4,620	121,275
WellPoint, Inc. *	1,684	80,259

		601,458

Movies & Entertainment - 2.5%
News Corporation	16,794	252,582
Time Warner, Inc.	35,758	529,218
Viacom, Inc. (CI.B) *	8,300	253,482
Walt Disney Company	18,222	568,527

		1,603,809

Multi-Line Insurance - 0.9%
American International Group, Inc.	10,065	266,320
Assurant, Inc.	500	32,980
Hartford Financial Services Group, Inc.	4,400	284,108

		583,408

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Multi-Utilities - 1.0%
DTE Energy Company	6,400	$271,616
Public Service Enterprise Group, Inc.	8,500	390,405

		662,021

Office Electronics - 0.296
Xerox Corporation	9,400	127,464

Office REITs - 0.2%
Boston Properties, Inc.	1,500	135,330

Oil & Gas Drilling - 1.4%
ENSCO International, Inc.	4,300	347,182
Noble Corporation	800	51,968
Transocean, Inc.	3,379	514,926

		914,076

Oil & Gas Equipment & Services - 1.6%
Halliburton Company	1,600	84,912
National Oilwell Varco, Inc. *	5,362	475,717
Schlumberger, Ltd.	4,247	456,255

		1,016,884

Oil & Gas Exploration & Production - 2.5%
Anadarko Petroleum Corporation	5,600	419,104
Apache Corporation	3,600	500,400
Devon Energy Corporation	2,500	300,400
Noble Energy, Inc.	3,600	362,016

		1,581,920

Oil & Gas Refining & Marketing - 0.3%
Sunoco, Inc.	300	12,207
Valero Energy Corporation	4,884	201,123

		213,330

Oil & Gas Storage & Transportation - 0.0%
Spectra Energy Corporation	200	5,748

Other Diversified Financial Services - 3.5%
Bank of America Corporation	28,428	678,576
Citigroup, Inc.	27,280	457,213
JPMorgan Chase & Company	20,610	707,129
Morgan Stanley	11,693	421,767

		2,264,685

Packaged Foods & Meats - 0.5%
Campbell Soup Company	3,500	117,110
General Mills, Inc.	3,300	200,541
Kraft Foods, Inc.	849	24,154

		341,805

Paper Packaging - 0.0%
Bemis Company, Inc.	400	8,968

Personal Products - 0.1%
Avon Products, Inc.	1,000	36,020

Pharmaceuticals - 6.1%
Abbott Laboratories	4,447	235,558
Bristol-Myers Squibb Company	575	11,805
Eli Lilly & Company	9,871	455,645
Forest Laboratories, Inc. *	6,500	225,810
Johnson & Johnson	19,483	1,253,536
King Pharmaceuticals, Inc. *	2,900	30,363
Merck & Company, Inc.	16,276	613,442
Pfizer, Inc.	48,838	853,200
Schering-Plough Corporation	1,700	33,473
Watson Pharmaceuticals, Inc. *	2,900	78,793
Wyeth	2,155	103,354

		3,894,979

Property & Casualty Insurance - 1.5%
ACE, Ltd.	1,300	71,617
Chubb Corporation	6,500	318,565
Cincinnati Financial Corporation	7,900	200,660
Safeco Corporation	500	33,580
Travelers Companies, Inc.	7,681	333,355

		957,777

Railroads - 0.5%
CSX Corporation	4,300	270,083
Norfolk Southern Corporation	800	50,136

		320,219

Regional Banks - 1.0%
BB&T Corporation	10,000	227,700
M&T Bank Corporation	600	42,324
Regions Financial Corporation	9,600	104,736
SunTrust Banks, Inc.	6,600	239,052

		613,812

Residential REIT’s - 0.4%
Equity Residential	7,300	279,371

Restaurants - 0.8%
McDonald’s Corporation	9,075	510,197

Semiconductor Equipment - 0.1%
Teradyne, Inc. *	3,000	33,210

Semiconductors - 2.1%
Altera Corporation	800	16,560
Intel Corporation	29,501	633,682
LSI Corporation *	7,900	48,506
National Semiconductor Corporation	6,800	139,672
Texas Instruments, Inc.	15,394	433,495
Xilinx, Inc.	3,900	98,475

		1,370,390

Soft Drinks - 1.5%
Coca-Cola Company	8,934	464,389

Schedule of Investments	Series H (Enhanced Index Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Soft Drinks (continued)
Pepsi Bottling Group, Inc.	2,300	$64,216
PepsiCo, Inc.	6,647	422,683

		951,288

Specialized Finance - 0.5%
CME Group, Inc.	600	229,914
NYSE Euronext	2,000	101,320

		331,234

Specialized REIT’s - 0.3%
Host Hotels & Resorts, Inc.	2,600	35,490
Public Storage, Inc.	2,300	185,817

		221,307

Specialty Chemicals - 0.1%
Sigma-Aldrich Corporation	1,700	91,562

Steel - 1.0%
Nucor Corporation	5,211	389,105
United States Steel Corporation	1,500	277,170

		666,275

Systems Software - 3.4%
BMC Software, Inc. *	2,908	104,688
Microsoft Corporation	53,250	1,464,908
Oracle Corporation *	16,129	338,709
Symantec Corporation *	14,600	282,510

		2,190,815

Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corporation	3,300	14,025
Federal Home Loan Mortgage Corporation	2,500	41,000
Federal National Mortgage Association	4,669	91,092
Washington Mutual, Inc.	8,659	42,689

		188,806

Tires & Rubber - 0.1%
Goodyear Tire & Rubber Company *	1,900	33,877

Tobacco - 1.7%
Altria Group, Inc.	15,600	320,736
Philip Morris International, Inc.	15,000	740,850
UST, Inc.	900	49,149

		1,110,735

Trucking - 0.1%
Ryder System, Inc.	1,000	68,880

Wireless Telecommunication Services - 0.2%
Sprint Nextel Corporation	16,300	154,850

TOTAL COMMON STOCK (Cost $66,866,399)		$63,045,890

	Principal Amount	Value
SHORT TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 2.06%, 12/4/2008	$140,000	$138,737

TOTAL SHORT TERM INVESTMENTS (Cost $138,750)		$138,737

REPURCHASE AGREEMENT - 1.4%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/01/08; repurchase amount $912,053 (Collateralized by FHLMC, 5.45%, 9/02/11 with a value of $930,773)	$912,000	$912,000

TOTAL REPURCHASE AGREEMENT (Cost $912,000)		$912,000

Total Investments (SBL H Fund) (Cost $67,917,149) - 99.8%		$64,096,627
Other Assets in Excess of Liabilities - 0.2%		111.669

TOTAL NET ASSETS - 100.0%		$64,208,296

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $69,032,570.

*	- Non-income producing security

[1]	- Security is segregated as collateral for open futures contracts.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series H

(Enhanced Index Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$64,096,627
Cash	219
Receivables:
Fund shares sold	123,769
Dividends	95,068
Variation margin on futures	825
Prepaid expenses	1,567

Total assets	64,318,075

Liabilities:
Payable for:
Fund shares redeemed	54,005
Management fees	27,669
Administration fees	6,757
Transfer agent/maintenance fees	2,083
Custodian fees	3,505
Directors’ fees	1,121
Professional fees	9,685
Other fees	4,954

Total liabilities	109,779

Net assets	$64,208,296

Net assets consist of:
Paid in capital	$67,682,385
Undistributed net investment income	1,766,036
Accumulated net realized loss on sale of investments	(1,363,076)
Net unrealized depreciation in value of investments	(3,877,049)

Net assets	$64,208,296

Capital shares authorized	unlimited
Capital shares outstanding	6,594,755
Net asset value per share (net assets divided by shares outstanding)	$9.74

* Investments, at cost	$67,917,149

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$735,713
Interest	10,523

Total investment income	746,236

Expenses:
Management fees	266,023
Administration fees	35,858
Transfer agent/maintenance fees	12,597
Custodian fees	9,212
Directors’ fees	2,169
Professional fees	6,486
Reports to shareholders	3,503
Other	2,231

Total expenses	338,079
Less:
Expenses waived	(88,675)
Earnings credits applied	(20)

Net expenses	249,384

Net investment income	496,852

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(3,504,941)
Futures	(100,773)

Net realized loss	(3,605,714)

Net unrealized appreciation (depreciation) during the period on:
Investments	(7,156,978)
Futures	(41,115)

Net unrealized depreciation	(7,198,093)

Net realized and unrealized loss	(10,803,807)

Net decrease in net assets resulting from operations	$(10,306,955)

The accompanying notes are an integral part of the financial statements

Series H
Statement of Changes in Net Assets	(Enhanced Index Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$496,852	$1,269,184
Net realized gain (loss) during the period on investments	(3,605,714)	7,041,449
Net unrealized depreciation during the period on investments	(7,198,093)	(6,763,996)

Net increase (decrease) in net assets resulting from operations	(10,306,955)	1,546,637

Capital share transactions:
Proceeds from sale of shares	8,887,365	32,238,699
Cost of shares redeemed	(17,900,878)	(60,286,322)

Net decrease from capital share transactions	(9,013,513)	(28,047,623)

Net decrease in net assets	(19,320,468)	(26,500,986)

Net assets:
Beginning of period	83,528,764	110,029,750

End of period	$64,208,296	$83,528,764

Undistributed net investment income at end of period	$1,766,036	$1,269,184

Capital share activity:
Shares sold	860,190	2,808,020
Shares redeemed	(1,740,030)	(5,271,412)

Total capital share activity	(879,840)	(2,463,392)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series H
Selected data for each share of capital stock outstanding throughout each period	(Enhanced Index Series)

	Six Months Ended June 30, 2008[a]	2007	2006[b]	2005	2004	Year Ended December 31, 2003[c]
Per Share Data
Net asset value, beginning of period	$11.18	$11.07	$9.58	$9.12	$8.31	$6.55

Income (loss) from investment operations:
Net investment income[d]	0.07	0.14	0.03	0.11	0.11	0.07
Net gain (loss) on securities (realized and unrealized)	(1.51)	(0.03)	1.46	0.35	0.71	1.75

Total from investment operations	(1.44)	0.11	1.49	0.46	0.82	1.82

Less distributions:
Dividends from net investment income	—	—	—	—	(0.01)	(0.06)

Total distributions	—	—	—	—	(0.01)	(0.06)

Net asset value, end of period	$9.74	$11.18	$11.07	$9.58	$9.12	$8.31

Total Return[e]	(12.88%)	0.99%	15.55%	5.04%	9.85%	27.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,208	$83,529	$110,030	$40,101	$38,822	$33,371

Ratios to average net assets:
Net investment income	1.40%	1.25%	1.23%	1.15%	1.32%	0.94%
Total expenses[f]	0.95%	0.94%	0.98%	1.04%	0.99%	0.96%
Net expenses[g]	0.70%	0.69%	0.73%	0.79%	0.74%	0.77%
Net expenses prior to custodian earnings credits and net of expense waivers	0.70%	0.69%	0.73%	0.79%	0.74%	0.77%

Portfolio turnover rate	115%	89%	119%	106%	98%	44%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for Series H exclude the historical financial highlights for Series W. The assets of Series W were acquired by Series H on June 16, 2006. A total of $53,926,052 was excluded from purchases in the portfolio turnover calculation, which represents the cost of the securities Series H received as a result of the merger.

[c]

Northern Trust became the sub-adviser of Series H effective May 1, 2003. Prior to May 1, 2003, Security Global Investors, formerly Security Management Company, LLC, paid Deutsche Asset Management for sub-advisory services.

[d]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[e]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[f]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series J

MID CAP GROWTH SERIES

Adviser,

Security Global Investors

Series J
Performance Summary	(Mid Cap Growth Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series J vs. Russell 2500 Growth Index and Russell MidCap Growth Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series J (Mid Cap Growth Series) on June 30, 1998 and reflects the fees and expenses of Series J. The Russell 2500 Growth Index is an unmanaged index that measures the performance of securities of small-to-mid U.S. companies with greater-than-average growth orientation. The Russell MidCap Growth Index is an unmanaged capitalization-weighted index that is designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap Growth Index replaced the Russell 2500 Growth Index as the Series’ primary benchmark effective February 1, 2008, to provide a more meaningful comparison of the Series’ performance in light of the investment strategies that it employs.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series J	(11.79%)	6.51%	7.77%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector
Consumer Discretionary	13.73%
Energy	11.08
Financials	7.24
Health Care	13.52
Industrials	12.22
Information Technology	20.97
Materials	13.82
Warrants	0.11
Repurchase Agreement	6.15
Other Assets in Excess of Liabilities	1.16

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series J
Performance Summary	(Mid Cap Growth Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series J (Mid Cap Growth Series)
Actual	$1,000.00	$986.07	$4.54
Hypothetical	1,000.00	1,020.29	4.62

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (1.39%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.92%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series J (Mid Cap Growth Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK- 92.6%
Aerospace & Defense - 6.4%
Goodrich Corporation	103,645	$4,918,991
Precision Castparts Corporation	50,110	4,829,101
Rockwell Collins, Inc.	84,830	4,068,447

		13,816,539

Apparel Retail - 3.1%
TJX Companies, Inc.	210,280	6,617,512

Apparel, Accessories & Luxury Goods - 2.1%
Phillips-Van Heusen Corporation	122,565	4,488,330

Asset Management & Custody Banks - 1.6%
T. Rowe Price Group, Inc.	61,315	3,462,458

Biotechnology - 7.2%
Genzyme Corporation *	110,000	7,922,200
Gilead Sciences, Inc. *	143,550	7,600,972

		15,523,172

Casinos & Gaming - 1.2%
WMS Industries, Inc. *	89,695	2,670,220

Coal & Consumable Fuels - 2.1%
Peabody Energy Corporation	50,410	4,438,601

Commodity Chemicals - 2.7%
Celanese Corporation	129,690	5,921,645

Communications Equipment - 2.8%
Ciena Corporation *	170,080	3,940,754
Foundry Networks, Inc. *	169,870	2,007,863

		5,948,617

Consumer Finance - 1.4%
SLM Corporation *	156,780	3,033,693

Data Processing & Outsourced Services - 1.5%
Alliance Data Systems Corporation *	58,030	3,281,597

Electrical Components & Equipment - 2.3%
Ametek, Inc.	105,440	4,978,877

Electronic Manufacturing Services - 2.1%
Tyco Electronics, Ltd.	128,085	4,588,005

Fertilizers & Agricultural Chemicals - 6.1%
Agrium, Inc.	63,515	6,830,403
Mosaic Company	43,550	6,301,685

		13,132,088

Home Entertainment Software - 4.2%
Activision, Inc. *	265,685	9,051,888

Hotels, Resorts & Cruise Lines - 1.8%
Marriott International, Inc.	61,215	1,606,282
Royal Caribbean Cruises, Ltd.	104,420	2,346,317

		3,952,599

Industrial Gases - 3.8%
AirGas, Inc.	69,045	4,031,538
Praxair, Inc.	44,130	4,158,811

		8,190,349

Industrial Machinery - 0.6%
Thermoenergy Corporation * (1)	1,080,000	1,339,200

IT Consulting & Other Services - 2.4%
Cognizant Technology Solutions Corporation *	157,930	5,134,304

Leisure Facilities - 1.8%
Life Time Fitness, Inc. *	134,460	3,973,293

Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc. *	120,900	6,737,757

Multi-Line Insurance - 4.2%
Assurant, Inc.	98,855	6,520,476
HCC Insurance Holdings, Inc.	124,705	2,636,264

		9,156,740

Oil & Gas Equipment & Services - 6.4%
National Oilwell Varco, Inc. *	86,610	7,684,039
Weatherford International, Ltd. *	124,850	6,191,312

		13,875,351

Oil & Gas Storage & Transportation - 2.6%
Williams Companies, Inc.	139,720	5,632,113

Pharmaceuticals - 3.2%
Teva Pharmaceutical Industries, Ltd. ADR	152,425	6,981,065

Railroads - 2.9%
Union Pacific Corporation	83,390	6,295,945

Restaurants - 3.7%
Darden Restaurants, Inc.	250,030	7,985,958

Semiconductor Equipment - 2.6%
MEMC Electronic Materials, Inc. *	90,480	5,568,139

Semiconductors - 5.5%
Fairchild Semiconductor International, Inc. *	228,900	2,684,997
National Semiconductor Corporation	181,715	3,732,426
ON Semiconductor Corporation *	583,590	5,351,520

		11,768,943

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series J (Mid Cap Growth Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Steel - 1.2%
Nucor Corporation	35,275	$2,633,984

TOTAL COMMON STOCK (Cost $187,05 1,650)		$200,178,982

WARRANTS - 0.1%
Warrants - 0.1%
Lime Energy Company $1.00, 3/19/2009	6,150	12,902
Nova Biosource Fuels, Inc. $2.40, 7/5/2011	358,100	110,019
ThermoEnergy Corporation $0.75, 7/14/2008 (1)	1,080,000	119,333

		242,254

TOTAL WARRANTS (Cost $1,251,504)		$242,254

	Principal Amount	Value
REPURCHASE AGREEMENT - 6.1%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/01/08; repurchase amount $13,296,788 (Collateralized by FNMA #983629, 4.50%, 5/01/23 with a value of $13,562,095)	$13,296,000	$13,296,000

TOTAL REPURCHASE AGREEMENT (Cost $13,296,000)		$13,296,000

Total Investments (SBLJ Fund) (Cost $201,599,154) - 98.8%		$213,717,236

Other Assets in Excess of Liabilities - 1.2%		2.512.321

TOTAL NET ASSETS -100.0%		$216,229,557

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $201,599,154.

*	-	Non-income producing security

1	-	Security is deemed illiquid. The total market value of illiquid securities is $1,458,532 (cost $1,296,000), or 0.7% of total net assets.

Glossary:

ADR	-	AmericanDepositary Receipt

FNMA	-	FederalNational Mortgage Association

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series J

(Mid Cap Growth Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$213,717,236
Receivables:
Fund shares sold	384,621
Securities sold	2,553,458
Dividends	108,022
Prepaid expenses	4,260

Total assets	216,767,597

Liabilities:
Cash overdraft	1,348
Payable for:
Fund shares redeemed	314,810
Management fees	138,728
Administration fees	18,172
Transfer agent/maintenance fees	2,083
Custodian fees	4,968
Directors’ fees	4,288
Professional fees	23,149
Other fees	30,494

Total liabilities	538,040

Net assets	$216,229,557

Net assets consist of:
Paid in capital	$177,136,801
Accumulated net investment loss	(40,582)
Undistributed net realized gain on sale of investments	27,015,256
Net unrealized appreciation in value of investments	12,118,082

Net assets	$216,229,557

Capital shares authorized	unlimited
Capital shares outstanding	7,830,196
Net asset value per share (net assets divided by shares outstanding)	$27.61

* Investments, at cost	$201,599,154

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$689,785
Interest	278,225

Total investment income	968,010

Expenses:
Management fees	822,733
Administration fees	105,107
Transfer agent/maintenance fees	12,634
Custodian fees	12,243
Directors’ fees	7,289
Professional fees	35,376
Reports to shareholders	6,836
Other	6,387

Total expenses	1,008,605
Less:
Earnings credits applied	(13)

Net expenses	1,008,592

Net investment loss	(40,582)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(12,757,734)

Net realized loss	(12,757,734)

Net unrealized appreciation (depreciation) during the period on:
Investments	8,719,454

Net unrealized appreciation	8,719,454

Net realized and unrealized loss	(4,038,280)

Net decrease in net assets resulting from operations	$(4,078,862)

The accompanying notes are an integral part of the financial statements

Series J
Statement of Changes in Net Assets	(Mid Cap Growth Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment loss	$(40,582)	$(460,802)
Net realized gain (loss) during the period on investments	(12,757,734)	40,397,128
Net unrealized appreciation (depreciation) during the period on investments	8,719,454	(70,613,156)

Net (decrease) in net assets resulting from operations	(4,078,862)	(30,676,830)

Capital share transactions:
Proceeds from sale of shares	19,474,745	46,162,993
Cost of shares redeemed	(51,232,807)	(144,083,682)

Net decrease from capital share transactions	(31,758,062)	(97,920,689)

Net decrease in net assets	(35,836,924)	(128,597,519)

Net assets:
Beginning of period	252,066,481	380,664,000

End of period	$216,229,557	$252,066,481

Accumulated net investment loss at end of period	$(40,582)	$—

Capital share activity:
Shares sold	728,801	1,509,177
Shares redeemed	(1,899,831)	(4,683,979)

Total capital share activity	(1,171,030)	(3,174,802)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series J
Selected data for each share of capital stock outstanding throughout each period	(Mid Cap Growth Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003[b]
Per Share Data
Net asset value, beginning of period	$28.00	$31.26	$29.79	$27.63	$25.09	$16.05

Income (loss) from investment operations:
Net investment loss[c]	0.00	(0.04)	(0.16)	(0.13)	(0.14)	(0.11)
Net gain (loss) on securities (realizedand unrealized)	(0.39)	(3.22)	1.63	2.29	2.68	9.15

Total from investment operations	(0.39)	(3.26)	1.47	2.16	2.54	9.04

Net asset value, end of period	$27.61	$28.00	$31.26	$29.79	$27.63	$25.09

Total Return[d]	(1.39%)	(10.43%)	4.93%	7.82%	10.12%	56.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$216,230	$252,066	$380,664	$420,798	$437,789	$447,928

Ratios to average net assets:
Net investment loss	(0.04%)	(0.14%)	(0.48%)	(0.47%)	(0.53%)	(0.55%)
Total expenses[e]	0.92%	0.90%	0.90%	0.90%	0.88%	0.83%
Net expenses[f]	0.92%	0.90%	0.90%	0.90%	0.88%	0.83%
Net expenses prior to custodian earnings credits and net of expense waivers	0.92%	0.90%	0.90%	0.90%	0.88%	0.83%

Portfolio turnover rate	274%	34%	29%	29%	37%	61%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	The financial highlights for Series J exclude the historical financial highlights of Series T. The assets of Series T were acquired by Series J on October 3, 2003.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series N

MANAGED ASSET ALLOCATION SERIES

Subadviser,

T. Rowe Price Associates, Inc.

Series N
Performance Summary	(Managed Asset Allocation Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series N vs. Blended Index and S&P 500 Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 30, 1998 and reflects the fees and expenses of Series N. The blended index is 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series N	(6.05%)	7.45%	4.65%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector for Equity Holdings & Quality Ratings (Based on Standard and Poor’s Ratings) for Fixed Income Holdings

Consumer Discretionary	6.01%
Consumer Staples	6.39
Energy	9.86
Financials	9.84
Health Care	7.41
Industrials	7.86
Information Technology	9.41
Materials	2.88
Telecommunication Services	2.62
Utilities	2.51
AAA	23.92
AA	1.36
A	3.37
BBB	4.20
BB	1.39
B	1.11
CCC	0.16
Not Rated	0.09
Short Term Investments	0.29
Liabilities in Excess of Other Assets	(0.68)

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series N
Performance Summary	(Managed Asset Allocation Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series N (Managed Asset Allocation Series)
Actual	$1,000.00	$932.38	$7.01
Hypothetical	1,000.00	1,017.60	7.32

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (6.76%).

[2]

Expenses are equal to the Series annualized expense ratio of 1.46%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 51.9%
Advertising - 0.2%
Lamar Advertising Company *	2,150	$77,464
Omnicom Group, Inc.	3,700	166,056

		243,520

Aerospace & Defense - 1.3%
American Science & Engineering, Inc.	100	5,153
Boeing Company	2,790	183,359
General Dynamics Corporation	2,500	210,500
Honeywell International, Inc.	2,500	125,700
Lockheed Martin Corporation	1,900	187,454
Northrop Grumman Corporation	2,000	133,800
Precision Castparts Corporation	400	38,548
Raytheon Company	1,300	73,164
Rockwell Collins, Inc.	1,600	76,736
Teledyne Technologies, Inc. *	300	14,637
Triumph Group, Inc.	300	14,130
United Technologies Corporation	5,410	333,797

		1,396,978

Agricultural Products - 0.1%
Archer-Daniels-Midland Company	1,700	57,375
Bunge, Ltd.	300	32,307

		89,682

Air Freight & Logistics - 0.1%
Expediters International of Washington, Inc.	3,100	133,300
UTi Worldwide, Inc.	900	17,955

		151,255

Airlines - 0.1%
Airtran Holdings, Inc. *	900	1,836
AMR Corporation *	700	3,584
Gol LinhasAereas Inteligentes S.A. ADR	1,500	16,920
Skywest, Inc.	400	5,060
Southwest Airlines Company	3,100	40,424

		67,824

Apparel Retail - 0.1%
American Eagle Outfitters, Inc.	600	8,178
J Crew Group, Inc. *	200	6,602
Ross Stores, Inc.	2,200	78,144
Tween Brands, Inc. *	200	3,292

		96,216

Apparel, Accessories & Luxury Goods - 0.1%
Anvil Holdings, Inc. * (1)	30	180
Coach, Inc. *	2,900	83,752
Fossil, Inc. *	400	11,628

		95,560

Application Software - 0.3%
Autodesk, Inc. *	4,800	162,288
Cadence Design Systems, Inc. *	1,000	10,100
Factset Research Systems, Inc.	220	12,399
Intuit, Inc. *	2,800	77,196
Jack Henry & Associates, Inc.	400	8,656
Salary.com, Inc. *	1,000	4,000
Symyx Technologies *	1,300	9,074
Taleo Corporation *	500	9,795

		293,508

Asset Management & Custody Banks - 0.7%
Affiliated Managers Group, Inc. *	100	9,006
Ameriprise Financial, Inc.	3,140	127,704
Bank of New York Mellon Corporation	5,500	208,065
BlackRock, Inc.	50	8,850
Eaton Vance Corporation	500	19,880
Franklin Resources, Inc.	900	82,485
Janus Capital Group, Inc.	400	10,588
Northern Trust Corporation	700	47,999
State Street Corporation	2,900	185,571
Waddell & Reed Financial, Inc.	400	14,004

		714,152

Auto Parts & Equipment - 0.1%
Gentex Corporation	900	12,996
Johnson Controls, Inc.	1,700	48,756
WABCO Holdings, Inc.	200	9,292

		71,044

Automobile Manufacturers - 0.1%
General Motors Corporation	6,000	69,000
Thor Industries, Inc.	300	6,378
Winnebago Industries	500	5,095

		80,473

Automotive Retail - 0.0%
Carmax, Inc. *	600	8,514

Biotechnology - 1.1%
Alkermes, Inc. *	800	9,888
Amgen, Inc. *	5,010	236,272
Biogen Idee, Inc. *	1,400	78,246
BioMarin Pharmaceutical, Inc. *	300	8,694
Celgene Corporation *	3,000	191,610
Cephalon, Inc. *	645	43,015
Genentech, Inc. *	1,220	92,598
Genzyme Corporation *	700	50,414
Gilead Sciences, Inc. *	7,300	386,535
Human Genome Sciences, Inc. *	1,300	6,773
Incyte Corporation *	800	6,088
Martek Biosciences Corporation *	300	10,113
Maxygen, Inc. *	1,100	3,729
Senomyx, Inc. *	1,100	5,423

		1,129,398

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Brewers - 0.3%
Anheuser-Busch Companies, Inc.	4,700	$291,964
Boston Beer Company, Inc. *	400	16,272
Compania Cervecerias Unidas S.A. ADR	1,400	40,824

		349,060

Broadcasting & Cable TV - 0.4%
Cablevision Systems Corporation *	2,500	56,500
Discovery Holding Company *	3,166	69,526
DISH Network Corporation *	2,300	67,344
Liberty Global, Inc. *	775	24,358
Shaw Communications, Inc. (CI.B)	3,100	63,116
Sirius Satellite Radio, Inc. *	4,400	8,448
Time Warner Cable, Inc. *	5,500	145,475
XM Satellite Radio Holdings, Inc. *	3,100	24,304

		459,071

Building Products - 0.1%
Masco Corporation	4,300	67,639
Universal Forest Products, Inc.	300	8,988
USG Corporation *	400	11,828

		88,455

Casinos & Gaming - 0.4%
International Game Technology	5,700	142,386
Las Vegas Sands Corporation *	1,760	83,494
Melco PBL Entertainment Macau, Ltd. ADR *	6,900	64,308
MGM Mirage *	2,301	77,981
Wynn Resorts, Ltd.	840	68,334

		436,503

Coal & Consumable Fuels - 0.4%
Arch Coal, Inc.	1,200	90,036
Consol Energy, Inc.	1,600	179,792
Foundation Coal Holdings, Inc.	200	17,716
Peabody Energy Corporation	1,400	123,270
Westmoreland Coal Company *	700	14,777

		425,591

Commodity Chemicals - 0.0%
Koppers Holdings, Inc.	300	12,561

Communications Equipment - 1.3%
Alcatel-Lucent ADR *	24,672	149,019
Blue Coat Systems, Inc. *	800	11,288
Cisco Systems, Inc. *	14,900	346,574
Corning, Inc.	3,300	76,065
F5 Networks, Inc. *	700	19,894
Finisar Corporation *	4,100	4,879
Ixia*	1,500	10,425
JDS Uniphase Corporation *	10,300	117,008
Juniper Networks, Inc. *	9,000	199,620
Motorola, Inc.	11,100	81,474
Qualcomm, Inc.	8,300	368,271

		1,384,517

Computer & Electronics Retail - 0.0%
Best Buy Company, Inc.	525	20,790
GameStop Corporation *	400	16,160

		36,950

Computer Hardware - 2.0%
Apple, Inc. *	4,800	803,712
Avid Technology, Inc. *	600	10,194
Dell, Inc. *	19,900	435,412
Hewlett-Packard Company	10,100	446,521
International Business Machines Corporation	3,820	452,785
Palm, Inc.	3,300	17,787

		2,166,411

Computer Storage & Peripherals - 0.3%
EMC Corporation *	11,500	168,935
SanDisk Corporation *	3,400	63,580
Seagate Technology	2,900	55,477

		287,992

Construction & Engineering - 0.2%
Fluor Corporation	500	93,040
Foster Wheeler, Ltd. *	1,300	95,095
Insituform Technologies, Inc. *	900	13,707
Quanta Services, Inc. *	1,100	36,597

		238,439

Construction & Farm Machinery & Heavy Trucks - 0.5%
Deere & Company	3,200	230,816
Joy Global, Inc.	400	30,332
Oshkosh Truck Corporation	340	7,035
Paccar, Inc.	2,700	112,941
Terex Corporation *	2,000	102,740

		483,864

Consumer Electronics - 0.0%
Harman International Industries, Inc.	400	16,556

Consumer Finance - 0.2%
American Express Company	4,500	169,515
Discover Financial Services	2,400	31,608

		201,123

Data Processing & Outsourced Services - 0.5%
Automatic Data Processing, Inc.	3,000	125,700
Computer Sciences Corporation *	1,500	70,260
Fiserv, Inc. *	1,000	45,370
Global Payments, Inc.	300	13,980
Heartland Payment Systems, Inc.	300	7,080
Iron Mountain, Inc. *	1,025	27,214

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Data Processing & Outsourced Services (continued)
Mastercard, Inc.	100	$26,552
Paychex, Inc.	800	25,024
Visa, Inc.	500	40,655
Western Union Company	3,900	96,408

		478,243

Department Stores - 0.2%
Kohl’s Corporation *	5,270	211,011

Diversified Banks - 0.7%
U.S. Bancorp	9,600	267,744
Wachovia Corporation	6,300	97,839
Wells Fargo & Company	13,740	326,325

		691,908

Diversified Chemicals - 0.4%
Cabot Corporation	330	8,022
Dow Chemical Company	5,300	185,023
E.I. Du Pont de Nemours & Company	4,951	212,349

		405,394

Diversified Commercial & Professional Services - 0.1%
Advisory Board Company *	300	11,799
ChoicePoint, Inc. *	266	12,821
Corporate Executive Board Company	370	15,559
Dun & Bradstreet Corporation	100	8,764
FTI Consulting, Inc. *	100	6,846
Huron Consulting Group, Inc. *	100	4,534
Navigant Consulting, Inc. *	600	11,736

		72,059

Diversified Metals & Mining - 0.5%
BHP Billiton, Ltd. ADR	900	76,671
Freeport-McMoRan Copper & Gold, Inc. (CI.B)	2,569	301,061
Teck Cominco, Ltd. (CI.B)	2,200	105,490

		483,222

Drug Retail - 0.3%
CVS Caremark Corporation	7,468	295,509
Walgreen Company	2,100	68,271

		363,780

Education Services - 0.0%
Apollo Group, Inc. *	900	39,834
Corinthian Colleges, Inc. *	900	10,449

		50,283

Electric Utilities - 0.7%
Allegheny Energy, Inc.	700	35,077
Entergy Corporation	1,400	168,672
FirstEnergy Corporation	3,200	263,456
Great Plains Energy, Inc.	800	20,224
PPL Corporation	4,500	235,215

		722,644

Electrical Components & Equipment - 0.1%
AO Smith Corporation	300	9,849
Baldor Electric Company	400	13,992
Belden, Inc.	380	12,874
BTU International, Inc. *	900	10,701
Cooper Industries, Ltd.	1,100	43,450
General Cable Corporation *	200	12,170
Rockwell Automation, Inc.	1,100	48,103

		151,139

Electronic Equipment Manufacturers - 0.1%
Agilent Technologies, Inc. *	1,900	67,526
AVX Corporation	1,200	13,572
Flir Systems, Inc. *	900	36,513

		117,611

Electronic Manufacturing Services - 0.3%
Cyberoptics Corporation *	1,400	13,734
Plexus Corporation *	500	13,840
Tyco Electronics, Ltd.	9,475	339,394

		366,968

Environmental & Facilities Services - 0.2%
Allied Waste Industries, Inc. *	11,700	147,654
Republic Services, Inc.	1,500	44,550
Waste Connections, Inc. *	300	9,579

		201,783

Fertilizers & Agricultural Chemicals - 0.4%
American Vanguard Corporation	1,100	13,530
Monsanto Company	2,500	316,100
Mosaic Company	250	36,175
Potash Corporation of Saskatchewan, Inc.	100	22,857

		388,662

Food Distributors - 0.1%
SYSCO Corporation	2,600	71,526

Food Retail - 0.1%
Casey’s General Stores, Inc.	300	6,951
Kroger Company	2,100	60,627
Pantry, Inc. *	300	3,198
Supervalu, Inc.	1,900	58,691
Whole Foods Market, Inc.	600	14,214

		143,681

Footwear - 0.1%
Nike, Inc. (CI.B)	1,180	70,340

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series N (Managed Asset Allocation Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Forest Products -0.1%
Weyerhaeuser Company	1,000	$51,140

Gas Utilities - 0.0%
National Fuel Gas Company	300	17,844
Southwest Gas Corporation	700	20,811

		38,655

General Merchandise Stores - 0.1%
Dollar Tree, Inc. *	300	9,807
Target Corporation	1,100	51,139

		60,946

Gold - 0.1%
Agnico-Eagle Mines, Ltd.	1,400	104,118

Health Care Distributors - 0.2%
Cardinal Health, Inc.	500	25,790
Henry Schein, Inc. *	200	10,314
McKesson Corporation	2,200	123,002

		159,106

Health Care Equipment - 1.2%
Aspect Medical Systems, Inc. *	600	3,774
Baxter International, Inc.	3,600	230,184
Becton Dickinson & Company	1,100	89,430
Covidien, Ltd.	3,775	180,785
CR Bard, Inc.	500	43,975
Edwards Lifesciences Corporation *	260	16,130
Gen-Probe, Inc. *	150	7,122
Hologic, Inc. *	728	15,870
Hospira, Inc. *	600	24,066
Medtronic, Inc.	6,900	357,075
Micrus Endovascular Corporation *	400	5,608
Resmed, Inc. *	200	7,148
St. Jude Medical, Inc. *	3,100	126,728
STERIS Corporation	700	20,132
Stryker Corporation	1,400	88,032
Thoratec Corporation *	600	10,434
Zimmer Holdings, Inc. *	1,000	68,050

		1,294,543

Health Care Facilities - 0.0%
Community Health Systems, Inc. *	400	13,192
LifePoint Hospitals, Inc. *	300	8,490

		21,682

Health Care Services - 0.3%
DaVita, Inc. *	280	14,877
Healthways, Inc. *	200	5,920
Laboratory Corporation of America Holdings *	900	62,667
Medco Health Solutions, Inc. *	3,700	174,640
Omnicare, Inc.	510	13,372

		271,476

Health Care Supplies - 0.1%
Alcon, Inc.	300	48,837
Dentsply International, Inc.	500	18,400

		67,237

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	800	13,864

Home Entertainment Software - 0.1%
Activision, Inc. *	933	31,787
Electronic Arts, Inc. *	1,900	84,417

		116,204

Home Furnishings - 0.1%
Leggett & Platt, Inc.	3,100	51,987
Mohawk Industries, Inc. *	160	10,256

		62,243

Home Improvement Retail - 0.4%
Home Depot, Inc.	8,950	209,609
Lowe’s Companies, Inc.	9,400	195,050
Sherwin-Williams Company	500	22,965

		427,624

Homebuilding - 0.1%
Lennar Corporation	7,200	88,848
Toll Brothers, Inc. *	700	13,111

		101,959

Homefurnishing Retail - 0.2%
Bed Bath & Beyond, Inc. *	7,100	199,510
Rent-A-Center, Inc. *	800	16,456
Williams-Sonoma, Inc.	400	7,936

		223,902

Hotels, Resorts & Cruise Lines - 0.2%
Choice Hotels International, Inc.	300	7,950
Gaylord Entertainment Company *	400	9,584
Marriott International, Inc.	5,600	146,944

		164,478

Household Appliances - 0.0%
Stanley Works	600	26,898

Household Products -1.2%
Clorox Company	2,500	130,500
Colgate-Palmolive Company	1,100	76,010
Energizer Holdings, Inc. *	200	14,618
Kimberly-Clark Corporation	2,700	161,406
Procter & Gamble Company	14,215	864,414

		1,246,948

Housewares & Specialties - 0.1%
Fortune Brands, Inc.	1,600	99,856

Human Resource & Employment Services - 0.1%
Manpower, Inc.	200	11,648
Monster Worldwide, Inc. *	1,100	22,671

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCK (continued)
Human Resource & Employment
Services (continued)
Robert Half International, Inc.	1,500	$35,955

		70,274

Hypermarkets & Super Centers - 0.8%
BJ’s Wholesale Club, Inc. *	300	11,610
Costco Wholesale Corporation	2,000	140,280
Wal-Mart Stores, Inc.	12,100	680,020

		831,910

Independent Power Producers & Energy
Traders - 0.7%
AES Corporation *	9,800	188,258
Constellation Energy Group, Inc.	2,000	164,200
Dynegy, Inc. *	11,114	95,025
Mirant Corporation *	620	24,273
NRG Energy, Inc. *	4,100	175,890
Reliant Energy, Inc. *	1,900	40,413

		688,059

Industrial Conglomerates - 1.4%
3M Company	3,500	243,565
General Electric Company	35,200	939,488
McDermott International, Inc. *	1,400	86,646
Tyco International, Ltd.	6,275	251,251

		1,520,950

Industrial Gases - 0.2%
Praxair, Inc.	2,700	254,448

Industrial Machinery - 0.7%
3D Systems Corporation *	500	4,750
Actuant Corporation	880	27,588
Danaher Corporation	5,200	401,960
Harsco Corporation	560	30,470
Illinois Tool Works, Inc.	3,900	185,289
ITT Corporation	1,500	94,995
Nordson Corporation	300	21,867

		766,919

Industrial REITs - 0.1%
AMB Property Corporation	400	20,152
EastGroup Properties, Inc.	400	17,160
Prologis	1,400	76,090

		113,402

Insurance Brokers - 0.1%
AON Corporation	3,000	137,820
Marsh & McLennan Companies, Inc.	700	18,585

		156,405

Integrated Oil & Gas - 4.6%
BP plc ADR	3,300	229,581
Chevron Corporation	10,450	1,035,909
ConocoPhillips	2,300	217,097
Exxon Mobil Corporation	25,880	2,280,804
Murphy Oil Corporation	2,900	284,345
Occidental Petroleum Corporation	3,000	269,580
Royal Dutch Shell plc (CI.B) ADR	4,017	321,802
Total S.A. ADR	2,300	196,121

		4,835,239

Integrated Telecommunication Services - 1.0%
AT&T, Inc.	31,092	1,047,489

Internet Retail - 0.3%
Amazon.com, Inc. *	3,700	271,321
Drugstore.com *	4,000	7,600
Expedia, Inc. *	2,700	49,626

		328,547

Internet Software & Services - 0.7%
Ariba, Inc. *	600	8,826
Art Technology Group, Inc. *	1,600	5,120
CNET Networks, Inc. *	900	10,341
Digital River, Inc. *	200	7,716
Google, Inc. *	1,310	689,610
Websense, Inc. *	700	11,788

		733,401

Investment Banking & Brokerage - 0.8%
Goldman Sachs Group, Inc.	1,900	332,310
Lehman Brothers Holdings, Inc.	4,000	79,240
Merrill Lynch & Company, Inc.	5,000	158,550
Morgan Stanley	6,900	248,883
Raymond James Financial, Inc.	400	10,556
Stifel Financial Corporation *	495	17,023

		846,562

IT Consulting & Other Services - 0.2%
Accenture, Ltd.	4,500	183,240
RightNow Technologies, Inc. *	500	6,835

		190,075

Leisure Products - 0.1%
Mattel, Inc.	2,500	42,800
Pool Corporation	512	9,093

		51,893

Life & Health Insurance - 0.4%
MetLife, Inc.	4,100	216,357
Prudential Financial, Inc.	2,600	155,324
StanCorp Financial Group, Inc.	400	18,784

		390,465

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. *	260	16,619
Covance, Inc. *	100	8,602
Illumina, Inc. *	200	17,422
Invitrogen Corporation *	492	19,316
Millipore Corporation *	500	33,930

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Techne Corporation *	170	$13,156
Waters Corporation *	500	32,250

		141,295

Managed Health Care - 0.6%
Aetna, Inc.	2,300	93,219
AMERIGROUP Corporation *	200	4,160
Cigna Corporation	3,400	120,326
Coventry Health Care, Inc. *	1,400	42,588
Humana, Inc. *	2,600	103,402
UnitedHealth Group, Inc.	4,200	110,250
WellPoint, Inc. *	3,400	162,044

		635,989

Metal & Glass Containers - 0.0%
Myers Industries, Inc.	1,100	8,965
Owens-Illinois, Inc. *	400	16,676

		25,641

Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	1,500	54,390

Movies & Entertainment - 0.6%
News Corporation	7,300	109,792
Time Warner, Inc.	21,500	318,200
Viacom, Inc. (CI.B) *	1,400	42,756
Walt Disney Company	6,100	190,320

		661,068

Multi-Line Insurance - 0.6%
American International Group, Inc.	12,875	340,672
Assurant, Inc.	500	32,980
Genworth Financial, Inc.	2,900	51,649
Hartford Financial Services Group, Inc.	1,900	122,683
Loews Corporation	1,900	89,110

		637,094

Multi-Utilities - 0.7%
Alliant Energy Corporation	400	13,704
Ameren Corporation	300	12,669
Centerpoint Energy, Inc.	5,400	86,670
Energy East Corporation	800	19,776
NiSource, Inc.	1,200	21,504
OGE Energy Corporation	500	15,855
PG&E Corporation	1,700	67,473
Public Service Enterprise Group, Inc.	3,600	165,348
Sempra Energy	3,600	203,220
TECO Energy, Inc.	6,000	128,940

		735,159

Office REIT’s - 0.2%
Boston Properties, Inc.	1,300	117,286
Duke Realty Corporation	1,000	22,450
SL Green Realty Corporation	351	29,035

		168,771

Office Services & Supplies - 0.0%
American Reprographics Company *	500	8,325
Herman Miller, Inc.	500	12,445

		20,770

Oil & Gas Drilling - 0.4%
Diamond Offshore Drilling, Inc.	200	27,828
Helmerich & Payne, Inc.	200	14,404
Nabors Industries, Ltd. *	2,100	103,383
Transocean, Inc.	2,025	308,590

		454,205

Oil & Gas Equipment & Services - 1.7%
Baker Hughes, Inc.	3,300	288,222
BJ Services Company	3,800	121,372
Complete Production Services, Inc.*	500	18,210
FMC Technologies, Inc. *	3,242	249,407
National Oilwell Varco, Inc. *	1,524	135,209
Schlumberger, Ltd.	8,900	956,127
Smith International, Inc.	1,000	83,140

		1,851,687

Oil & Gas Exploration & Production - 1.0%
Concho Resources, Inc. *	500	18,650
Devon Energy Corporation	1,500	180,240
EOG Resources, Inc.	1,900	249,280
Forest Oil Corporation *	300	22,350
GeoMet, Inc. *	2,600	24,648
Mariner Energy, Inc. *	600	22,182
Newfield Exploration Company *	1,820	118,755
Range Resources Corporation	800	52,432
Ultra Petroleum Corporation *	500	49,100
Whiting Petroleum Corporation *	300	31,824
XTO Energy, Inc.	4,075	279,178

		1,048,639

Oil & Gas Refining & Marketing - 0.2%
Holly Corporation	500	18,460
Sunoco, Inc.	2,400	97,656
Valero Energy Corporation	2,900	119,422

		235,538

Oil & Gas Storage & Transportation - 0.5%
Spectra Energy Corporation	8,300	238,542
Williams Companies, Inc.	7,300	294,263

		532,805

Other Diversified Financial Services - 1.5%
Bank of America Corporation	24,376	581,855

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCK (continued)
Other Diversified Financial Services (continued)
Citigroup, Inc.	29,873	$500,672
JPMorgan Chase & Company	15,436	529,609

		1,612,136

Packaged Foods & Meats - 0.6%
Campbell Soup Company	3,100	103,726
ConAgra Foods, Inc.	2,100	40,488
General Mills, Inc.	1,900	115,463
Kraft Foods, Inc.	8,625	245,381
Sara Lee Corporation	5,000	61,250
Tootsie Roll Industries, Inc.	591	14,852

		581,160

Paper Packaging - 0.0%
Smurfit-Stone Container Corporation *	1,600	6,512

Paper Products - 0.1%
Domtar Corporation *	2,000	10,900
International Paper Company	3,300	76,890
MeadWestvaco Corporation	1,500	35,760

		123,550

Personal Products - 0.1%
Avon Products, Inc.	2,700	97,254
Estee Lauder Companies, Inc.	600	27,870

		125,124

Pharmaceuticals - 2.9%
Abbott Laboratories	6,000	317,820
Allergan, Inc.	3,000	156,150
Bristol-Myers Squibb Company	9,300	190,929
Eli Lilly & Company	4,140	191,102
GlaxoSmithKline plc ADR	3,764	166,444
Johnson & Johnson	12,558	807,982
Medicines Company *	500	9,910
Medicis Pharmaceutical Corporation	400	8,312
Merck & Company, Inc.	12,500	471,125
Pfizer, Inc.	9,173	160,252
Schering-Plough Corporation	8,600	169,334
Sepracor, Inc. *	330	6,574
Valeant Pharmaceuticals International *	700	11,977
Warner Chilcott, Ltd. *	1,600	27,120
Wyeth	7,800	374,088

		3,069,119

Property & Casualty Insurance - 0.4%
ACE, Ltd.	2,900	159,761
Employers Holdings, Inc.	500	10,350
Infinity Property & Casualty Corporation	310	12,871
Markel Corporation *	0	22,020
ProAssurance Corporation *	200	9,622
Progressive Corporation	2,300	43,056
SeaBright Insurance Holdings, Inc. *	700	10,136
Selective Insurance Group	500	9,380
Travelers Companies, Inc.	3,514	152,508
White Mountains Insurance Group, Ltd.	25	10,725

		440,429

Publishing - 0.1%
EW Scripps Company	1,000	41,540
McGraw-Hill Companies, Inc.	1,400	56,168
Meredith Corporation	700	19,803
Scholastic Corporation *	400	11,464

		128,975

Railroads - 0.3%
Canadian National Railway Company	2,200	105,776
Norfolk Southern Corporation	1,000	62,670
Union Pacific Corporation	2,200	166,100

		334,546

Real Estate Management & Development - 0.0%
Forestar Real Estate Group, Inc. *	200	3,810
St. Joe Company	400	13,728

		17,538

Regional Banks - 0.5%
BB&T Corporation	800	18,216
Citizens Republic Bancorp, Inc.	1,300	3,666
City National Corporation	200	8,414
Commerce Bancshares, Inc.	462	18,323
East West Bancorp, Inc.	500	3,530
First Horizon National Corporation	8,000	59,440
Glacier Bancorp, Inc.	800	12,792
Home Bancshares, Inc.	700	15,736
Marshall & llsley Corporation	6,099	93,498
National City Corporation	7,200	34,344
Pinnacle Financial Partners, Inc. *	400	8,036
PNC Financial Services Group, Inc.	1,900	108,490
Popular, Inc.	1,500	9,885
Provident Bankshares Corporation	800	5,104
Sandy Spring Bancorp, Inc.	500	8,290
Signature Bank NY *	300	7,728
SunTrust Banks, Inc.	1,500	54,330
Synovus Financial Corporation	5,700	49,761
UCBH Holdings, Inc.	1,100	2,475
Westamerica Bancorporation	100	5,259
Western Alliance Bancorp *	600	4,656
Wilmington Trust Corporation	500	13,220

		545,193

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCK (continued)
Reinsurance - 0.0%
Everest Re Group, Ltd.	200	$15,942

Residential REIT’s - 0.1%
Camden Property Trust	400	17,704
Equity Residential	3,000	114,810

		132,514

Restaurants - 0.4%
McDonald’s Corporation	5,500	309,210
Sonic Corporation *	600	8,880
Yum! Brands, Inc.	4,400	154,396

		472,486

Retail REIT’s - 0.2%
Regency Centers Corporation	200	11,824
Simon Property Group, Inc.	2,100	188,769
Weingarten Realty Investors	700	21,224

		221,817

Semiconductor Equipment - 0.3%
Advanced Energy Industries, Inc. *	900	12,330
Applied Materials, Inc.	6,700	127,903
ASML Holding N.V.	2,002	48,849
Cymer, Inc. *	400	10,752
MEMC Electronic Materials, Inc. *	900	55,386
Varian Semiconductor Equipment Associates, Inc. *	450	15,669

		270,889

Semiconductors - 1.1%
Advanced Micro Devices, Inc. *	13,100	76,373
Intel Corporation	18,300	393,084
Intersil Corporation	900	21,888
Marvell Technology Group, Ltd. *	11,100	196,026
Maxim Integrated Products, Inc.	600	12,630
Semtech Corporation *	600	8,442
Texas Instruments, Inc.	10,100	284,416
Virage Logic Corporation *	1,600	11,456
Xilinx, Inc.	4,200	106,050
Zoran Corporation *	889	10,401

		1,120,766

Soft Drinks - 0.8%
Coca-Cola Company	8,300	431,434
PepsiCo, Inc.	6,900	438,771

		870,205

Specialized Consumer Services - 0.2%
H&R Block, Inc.	10,700	228,980
Jackson Hewitt Tax Service, Inc.	500	6,110

		235,090

Specialized Finance - 0.2%
CIT Group, Inc.	2,700	18,387
CME Group, Inc.	250	95,797
Interactive Brokers Group, Inc. *	1,800	57,834
IntercontinentalExchange, Inc. *	300	34,200
Moody’s Corporation	900	30,996
Nasdaq OMX Group *	300	7,965
Nymex Holdings, Inc.	100	8,448

		253,627

Specialized REIT’s - 0.0%
LaSalle Hotel Properties	1,000	25,130
Potlatch Corporation	455	20,530

		45,660

Specialty Chemicals - 0.1%
Albemarle Corporation	200	7,982
Arch Chemicals, Inc.	600	19,890
Ecolab, Inc.	800	34,392
Sigma-Aldrich Corporation	600	32,316

		94,580

Specialty Stores - 0.0%
AC Moore Arts & Crafts, Inc. *	700	4,935
Dick’s Sporting Goods, Inc. *	360	6,386
Hibbett Sports, Inc. *	700	14,770

		26,091

Steel - 0.3%
Carpenter Technology Corporation	200	8,730
Cleveland-Cliffs, Inc.	800	95,352
Haynes International, Inc. *	200	11,510
Nucor Corporation	1,840	137,393
Sims Group, Ltd. ADR	615	24,538
Steel Dynamics, Inc.	1,000	39,070

		316,593

Systems Software - 1.5%
McAfee, Inc. *	500	17,015
Microsoft Corporation	47,800	1,314,978
Oracle Corporation *	5,800	121,800
Red Hat, Inc. *	8,800	182,072

		1,635,865

Technology Distributors - 0.0%
SYNNEX Corporation *	600	15,054
Tech Data Corporation *	500	16,945

		31,999

Textiles - 0.0%
Culp, Inc. *	800	5,616

Thrifts & Mortgage Finance - 0.1%
BankAtlantic Bancorp, Inc.	2,000	3,520
Federal Home Loan Mortgage Corporation	4,400	72,160
Federal National Mortgage Association	2,600	50,726
Guaranty Financial Group, Inc. *	200	1,074

		127,480

Tobacco - 0.5%
Alliance One International, Inc. *	1,700	8,687

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Shares	Value
COMMON STOCK (continued)
Tobacco (continued)
Lorillard, Inc. *	900	$62,244
Philip Morris International, Inc.	8,330	411,419

		482,350

Trading Companies & Distributors - 0.0%
Applied Industrial Technologies, Inc.	400	9,668
H&E Equipment Services, Inc. *	400	4,808

		14,476

Trucking - 0.0%
Dollar Thrifty Automotive Group *	600	5,670
Knight Transportation, Inc.	800	14,640

		20,310

Wireless Telecommunication Services - 1.0%
America Movil S.A. de CV ADR	1,500	79,125
American Tower Corporation *	4,230	178,717
Crown Castle International Corporation *	3,400	131,682
Leap Wireless International, Inc. *	200	8,634
MetroPCS Communications, Inc. *	6,400	113,344
Nil Holdings, Inc. *	1,300	61,737
NTELOS Holdings Corporation	800	20,296
Sprint Nextel Corporation	23,000	218,500
Vodafone Group plc ADR	8,100	238,626

		1,050,661

TOTAL COMMON STOCK (Cost $56,136,703)		$55,026,738
FOREIGN STOCK - 12.9%

Australia - 1.0%
Australia & New Zealand Banking
Group, Ltd. (2)	5,287	95,001
Babcock & Brown, Ltd. (2)	6,590	47,304
BHP Billiton, Ltd. (2)	4,700	199,992
Boart Longyear Group (2)	36,587	78,216
Boral, Ltd. (2)	7,703	41,719
CSL, Ltd. (2)	3,655	125,088
Goodman Fielder, Ltd. (2)	27,007	36,381
Harvey Norman Holdings, Ltd. (2)	15,076	44,607
Lion Nathan, Ltd. (2)	9,774	80,049
Macquarie Group, Ltd. (2)(3)	1,121	52,178
Mirvac Group (2)(3)	8,211	23,315
Pacific Brands, Ltd. (2)	18,626	31,689
QBE Insurance Group, Ltd. (2)	3,824	82,203
Suncorp-Metway, Ltd. (2)	5,159	64,635
Telstra Corporation, Ltd. (2)	14,303	58,106

		1,060,483

Austria - 0.1%
Erste Bank der Oesterreichischen
Sparkassen AG * (2)	2,019	124,886

Belgium - 0.1%
KBC Groep N.V. (2)	559	61,801
Umicore (2)	1,069	52,585

		114,386

Bermuda - 0.1%
Esprit Holdings, Ltd.	8,700	90,589

Denmark - 0.1%
Danske Bank A/S (2)	2,200	63,346

Finland - 0.2%
Cargotec Corporation (CI.B) (2)	1,398	48,374
Nokia Oyj (2)	6,393	156,286
Sanoma-WSOY Oyj (2)	2,116	46,820

		251,480

France - 1.4%
Alcatel-Lucent (2)	7,272	43,906
AXA S.A. (2)	4,586	135,150
BNP Paribas (2)	1,384	124,602
Bouygues (2)	1,653	109,075
Bureau VeritasS.A. (2)	1,589	94,200
CNP Assurances (2)	905	102,051
EDF Energies Nouvelles S.A. (2)	1,184	78,987
France Telecom S.A. (2)	2,675	78,461
L’Oreal S.A. (2)	1,204	130,612
Pernod-Ricard S.A. (2)	1,581	161,356
PPR (2)	656	72,428
Sanofi-Aventis S.A. (2)	1,819	120,888
Societe Generale (2)	423	36,679
Total S.A. (2)	3,019	257,010

		1,545,405

Germany - 1.1%
Adidas AG (2)	1,231	77,531
BASF AG (2)	2,286	157,577
Bayerische Motoren Werke AG * (2)	2,897	139,211
Deutsche Euroshop AG (2)(3)	1,878	71,842
E.ON AG (2)	1,556	313,648
Fresenius SE (2)	1,335	115,360
Merck KGAA (2)	961	136,579
Muenchener Rueckversicherungs AG (2)	598	104,901
Wacker Chemie AG (2)	282	58,921

		1,175,570

Hong Kong - 0.5%
China Overseas Land & Investment, Ltd. (2)	40,000	63,402
China Railway Construction Corporation * (2)	72,000	101,574
Hong Kong & China Gas Company, Ltd. (2)	22,000	52,350
Hutchison Telecommunications International, Ltd. * (2)	53,000	75,052
Hutchison Whampoa, Ltd. (2)	9,700	97,818

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCK (continued)
Hong Kong (continued)
Sun’s Group, Ltd. * (2)	201,000	$112,618
Television Broadcasts, Ltd. (2)	7,000	40,433

		543,247

Ireland - 0.2%
Allied Irish Banks plc (2)	5,388	83,046
DCC plc (2)	3,425	85,058

		168,104

Italy - 0.6%
Banco Popolare SC (2)	2,344	41,416
Benetton Group SpA (2)	5,406	62,958
Enel SpA (2)	11,574	109,811
Finmeccanica SpA (2)	3,773	98,663
Intesa Sanpaolo SpA (2)	15,157	86,178
Prysmian SpA (2)	3,328	84,029
Saipem SpA (2)	3,931	183,752

		666,807

Japan - 2.6%
Aisin Seiki Company, Ltd. (2)	1,400	45,988
Aoyama Trading Company, Ltd. (2)	600	11,072
Asahi Kasei Corporation (2)	4,000	20,972
Astellas Pharma, Inc. (2)	1,000	42,525
Bank of Yokohama, Ltd. (2)	11,000	76,068
Benesse Corporation (2)	1,300	52,651
Canon, Inc. (2)	1,900	97,804
Central Japan Railway Company (2)	8	88,180
Chugai Pharmaceutical Company, Ltd. (2)	3,400	54,365
Coca-Cola West Holdings Company, Ltd. (2)	2,800	65,345
Fanuc, Ltd. (2)	700	68,458
Goldcrest Company, Ltd. (2)	1,250	23,596
Hamamatsu Photonics KK (2)	2,300	59,838
Hitachi Chemical Company, Ltd. (2)	3,000	61,914
Honda Motor Company, Ltd. (2)	1,300	44,365
Hosiden Corporation (2)	3,000	63,979
JS Group Corporation (2)	1,400	22,291
Jupiter Telecommunications Company, Ltd. (2)	94	72,919
KDDI Corporation (2)	12	74,249
Kirin Holdings Company, Ltd. (2)	4,000	62,549
Kobayashi Pharmaceutical Company, Ltd. (2)	1,100	35,325
Kobe Steel, Ltd. (2)	22,000	63,000
Koito Manufacturing Company, Ltd. (2)	3,000	41,706
Makita Corporation (2)	800	32,740
Mitsubishi Corporation (2)	5,600	184,524
Mitsubishi Electric Corporation (2)	13,000	140,606
Mitsui & Company, Ltd. (2)	5,000	110,355
Nikon Corporation (2)	2,000	58,547
Nippon Oil Corporation (2)	5,000	33,687
Nippon Yusen KK (2)	7,000	67,423
Nissha Printing Company, Ltd. (2)	1,100	63,336
NS Solutions Corporation (2)	2,100	46,465
Rohto Pharmaceutical Company, Ltd. (2)	3,000	34,312
Sony Corporation (2)	1,700	74,517
Sony Financial Holdings, Inc. (2)	15	60,389
Sumco Corporation (2)	3,500	77,546
Sumitomo Mitsui Financial Group, Inc. (2)	7	52,641
Sumitomo Trust & Banking Company, Ltd. (2)	13,000	90,820
Terumo Corporation (2)	900	46,050
Toho Pharmaceutical Company, Ltd. (2)	400	7,709
Tokio Marine Holdings, Inc. (2)	1,600	62,360
Toshiba Machine Company, Ltd. (2)	5,000	34,059
Tosoh Corporation (2)	7,000	28,660
Toyota Motor Corporation (2)	2,800	132,171
Wacom Company, Ltd. (2)	11	26,293

		2,714,369

Mexico - 0.1%
Cemex S.A. de CV *	11,896	29,447
Grupo Financiero Banorte S.A. de CV	15,216	71,555

		101,002

Netherlands - 0.3%
ASML Holding N.V. (2)	2,793	68,372
Fugro N.V. (2)	1,000	85,164
ING Groep N.V. (2)	1,994	63,055
Koninklijke Philips Electronics N.V. (2)	2,613	88,503
Ordina N.V. (2)	3,946	52,863

		357,957

Norway - 0.5%
Orkla ASA (2)	5,600	71,753
StatoilHydro ASA (2)	6,100	227,581
Telenor ASA (2)	6,700	125,768
TGS Nopec Geophysical Company ASA * (2)	5,450	75,631

		500,733

Republic of Korea - 0.1%
LG Display Company, Ltd. (2)	1,670	62,382
Samsung Electronics Company, Ltd. * (2)	108	64,482

		126,864

Singapore - 0.3%
DBS Group Holdings, Ltd. (2)	8,000	111,300
Jardine Cycle & Carriage, Ltd. * (2)	3,000	37,597
SembCorp Industries, Ltd. (2)	25,900	79,503
StarHub, Ltd. (2)	27,250	57,199

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Shares	Value
FOREIGN STOCK (continued)
Singapore (continued)
Venture Corporation, Ltd. (2)	4,000	$28,943

		314,542

Spain - 0.7%
Acciona S.A. (2)	567	134,051
ACS Actividades de Construcciony Servicios S.A. (2)	1,448	72,467
Banco Santander S.A. (2)	9,226	168,344
Iberdrola Renovables S.A. * (2)	11,565	89,112
Industria de Diseno Textil S.A. (2)	2,257	103,477
Telefonica S.A. (2)	7,917	209,544

		776,995

Sweden - 0.5%
Atlas Copco AB (2)	4,968	72,657
Autoliv, Inc. (2)	900	41,981
Elekta AB (2)	3,803	72,884
Nordea Bank AB (2)	6,127	83,953
SSAB Svenskt Stal AB (2)	4,359	139,795
Swedbank AB (2)	2,100	40,349
Volvo AB (2)	3,803	46,308

		497,927

Switzerland - 0.8%
ABB, Ltd. * (2)	3,652	103,358
Holcim, Ltd. (2)	659	53,260
Nestle S.A. (2)	8,890	400,566
Roche Holding AG (2)	1,142	205,270
Syngenta AG (2)	190	61,546

		824,000

Taiwan - 0.1%
Acer, Inc. (2)	35,150	69,135

United Kingdom - 1.5%
Aegis Group plc (2)	15,093	32,222
Arriva plc (2)	3,232	43,923
Aviva plc (2)	9,512	94,491
BBA Aviation plc (2)	11,751	29,499
British Airways plc (2)	3,377	14,384
Brown Group plc (2)	9,430	34,151
Carillion plc (2)	10,049	66,273
Centrica plc (2)	18,242	112,107
Close Brothers Group plc (2)	2,069	22,707
Dairy Crest Group plc (2)	7,380	48,351
GKN plc (2)	10,460	46,219
Informa plc (2)	4,768	39,092
Intermediate Capital Group plc (2)	2,700	72,481
Logica plc (2)	8,570	18,393
Mitchells & Butlers plc (2)	7,077	28,739
Persimmon plc (2)	2,406	15,071
Prudential plc (2)	5,195	54,795
QinetiQ plc (2)	16,397	67,035
Rolls-Royce Group plc * (2)	6,867	46,412
Rolls-Royce Group plc * (2)	541,542	1,079
Royal Bank of Scotland Group plc (2)	19,209	81,775
Standard Chartered plc (2)	4,106	116,280
Tesco plc (2)	25,630	187,516
Tomkins plc (2)	7,055	21,192
Unilever plc (2)	4,212	119,671
WPP Group plc (2)	2,976	28,452
Xstrata plc (2)	1,462	116,463

		1,558,773

TOTAL FOREIGN STOCK (Cost $13,806,810)		$13,646,600

WARRANTS - 0.0%
Warrants - 0.0%
Anvil (Cl. A)
$ 1.00, 2/28/2012 (1)	333	200
Anvil (Cl. B)
$ 1.00, 2/28/2012 (1)	370	74

		274

TOTAL WARRANTS (Cost $3,850)		$274

	Principal Amount	Value
CORPORATE BOND - 11.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.
6.75%, 2012 (4)(5)	$50,000	48,875
Lockheed Martin Corporation
4.12%, 2013	25,000	24,276
United Technologies Corporation
5.38%, 2017	20,000	19,984
5.40%, 2035	20,000	18,584

		111,719

Automotive - 0.4%
DaimlerChrysler North America Holding Corporation
3.23%, 2009 (6)	55,000	54,546
6.50%, 2013	30,000	31,109
Erac USA Finance Company
5.60%, 2015 (1)(4)(5)	40,000	36,564
Ford Motor Credit Company LLC
5.80%, 2009	65,000	62,066
7.16%, 2012 (6)	100,000	93,724
Hertz Corporation
8.88%, 2014	50,000	45,750
10.50%, 2016	100,000	91,000

		414,759

Banking - 0.9%
BAC Capital Trust VI
5.63%, 2035	55,000	44,785
Bank of America Corporation
5.75%, 2016	40,000	38,194
5.65%, 2018	170,000	158,710

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Banking (continued)
Bank of New York Mellon Corporation
4.50%, 2013	$35,000	$34,118
Bank One Corporation
5.25%, 2013	70,000	68,838
BB&T Capital Trust II
6.75%, 2036	20,000	17,516
Countrywide Home Loans, Inc.
4.13%, 2009	70,000	66,856
Credit Suisse Guernsey, Ltd.
5.86%, 2049 (6)	40,000	33,346
Credit Suisse USA, Inc.
5.50%, 2011	30,000	30,346
Fifth Third Bancorp
6.25%, 2013	35,000	32,036
JP Morgan Chase Capital XXII
6.45%, 2037	35,000	30,000
JPMorgan Chase & Company
4.75%, 2013	55,000	53,452
6.00%, 2018	75,000	73,060
Mizuho Capital Investment 1, Ltd.
6.69%, 2049(1)(4)(5)(6)	16,000	13,591
Northern Trust Company
4.60%, 2013	25,000	24,284
Northern Trust Corporation
5.30%, 2011	30,000	30,729
PNC Funding Corporation
5.63%, 2017	35,000	32,638
Svensk Exportkredit AB
5.13%, 2017	70,000	71,952
U.S. Bancorp
4.50%, 2010	45,000	45,587
Wells Fargo & Company
4.88%, 2011	90,000	91,241

		991,279

Basic Industry - Other - 0.1%
Cooper US, Inc.
6.10%, 2017	35,000	35,532
Xstrata Finance Canada, Ltd.
5.50%, 2011 (1)(4)(5)	35,000	34,621

		70,153

Brokerage - 0.9%
Citigroup, Inc.
5.50%, 2012	37,000	36,486
5.50%, 2013	45,000	43,919
5.00%, 2014	110,000	101,878
6.13%, 2018	70,000	66,988
Goldman Sachs Group, Inc.
6.15%, 2018	90,000	87,314
6.35%, 2034	30,000	25,432
6.75%, 2037	100,000	91,475
Jefferies Group, Inc.
5.88%, 2014	20,000	18,946
6.25%, 2036	35,000	25,580
Lehman Brothers Holdings, Inc.
6.50%, 2017	105,000	97,137
6.88%, 2018	85,000	82,289
7.50%, 2038	50,000	46,378
Merrill Lynch & Company, Inc.
5.45%, 2013	35,000	33,012
6.88%, 2018	85,000	80,897
7.75%, 2038	35,000	32,812
Morgan Stanley
6.00%, 2015	100,000	95,602
Willis North America, Inc.
6.20%, 2017	25,000	22,091

		988,236

Building Materials - 0.2%
CRH America, Inc.
6.00%, 2016	50,000	46,370
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 2017	100,000	105,500
Gibraltar Industries, Inc.
8.00%, 2015	25,000	20,875
Lafarge S.A.
6.15%, 2011	20,000	20,117

		192,862

Capital Goods - Other - 0.1%
Freescale Semiconductor, Inc.
8.88%, 2014	75,000	60,938

Chemicals - 0.2%
Air Products & Chemicals, Inc.
4.15%, 2013	30,000	29,339
E.I. Du Pont de Nemours & Company
5.60%, 2036	50,000	46,769
Nalco Company
7.75%, 2011	75,000	75,000
Praxair, Inc.
4.63%, 2015	35,000	33,606
5.20%, 2017	35,000	34,205

		218,919

Communications - Other - 0.2%
AT&T, Inc.
5.63%, 2016	90,000	89,129
CanWest MediaWorks, Inc.
8.00%, 2012	34,875	31,039
Dun & Bradstreet Corporation
5.50%, 2011	25,000	25,089
Fairpoint Communications, Inc.
13.13%, 2018 (4)(5)	25,000	24,500

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Communications - Other (continued)
Lamar Media Corporation
6.63%, 2015	$100,000	$91,000

		260,757

Construction Machinery - 0.1%
Commercial Vehicle Group, Inc.
8.00%, 2013	25,000	21,687
Honeywell International, Inc.
5.30%, 2018	35,000	34,478
Owens Corning, Inc.
6.50%, 2016	25,000	22,762

		78,927

Consumer Cyclical - Other - 0.1%
Hasbro, Inc.
6.30%, 2017	20,000	19,751
Procter & Gamble Company
4.95%, 2014	65,000	67,130

		86,881

Consumer Noncyclical - Other - 0.0%
Bunge North America Finance, LP
5.90%, 2017	55,000	50,362

Consumer Products - 0.1%
Fortune Brands, Inc.
5.13%, 2011	30,000	29,840
Visant Corporation
7.63%, 2012	25,000	24,563

		54,403

Distributors - 0.1%
Atmos Energy Corporation
4.00%, 2009	45,000	44,516
Southern California Gas Company
5.75%, 2035	45,000	42,781

		87,297

Diversified Manufacturing - 0.1%
3M Company
5.70%, 2037	35,000	35,343
Hawk Corporation
8.75%, 2014 (1)	25,000	25,344

		60,687

Electric - 0.9%
AES Corporation
7.75%, 2014	25,000	24,656
Alabama Power Company
2.83%, 2009 (6)	20,000	19,929
Appalachian Power Company
6.38%, 2036	25,000	23,001
Baltimore Gas & Electric Company
5.90%, 2016	50,000	48,325
Black Hills Corporation
6.50%, 2013	30,000	29,894
Centerpoint Energy, Inc.
7.25%, 2010	25,000	25,790
Consolidated Edison Company of New York, Inc.
6.75%, 2038	20,000	20,698
Consumers Energy Company
6.00%, 2014	25,000	25,441
Dynegy Holdings, Inc.
7.75%, 2019	50,000	45,500
El Paso Electric Company
6.00%, 2035	45,000	37,951
Energy Future Holdings Corporation
10.88%, 2017 (4)(5)	25,000	25,250
11.25%, 2017 (4)(5)	25,000	24,937
Florida Power Corporation
6.35%, 2037	35,000	35,543
Illinois Power Company
6.13%, 2017	15,000	14,327
Monongahela Power Company
5.70%, 2017 (1)(4)(5)	40,000	39,516
Northern States Power
5.25%, 2018	20,000	19,734
Pacific Gas & Electric Company
4.80%, 2014	30,000	29,233
6.35%, 2038	20,000	19,990
Progress Energy, Inc.
5.63%, 2016	30,000	29,686
Public Service Company of New Mexico
4.40%, 2008	40,000	39,862
Public Service Electric & Gas Company
5.70%, 2036	50,000	47,422
Sierra Pacific Resources
7.80%, 2012 (1)	25,000	26,006
Southern California Edison Company
4.65%, 2015	30,000	29,089
5.95%, 2038	70,000	69,199
Tampa Electric Company
6.15%, 2037	40,000	37,188
Texas Competitive Electric Holdings Company LLC
10.25%, 2015 (4)(5)	50,000	49,000
Union Electric Company
5.40%, 2016	50,000	47,238
Virginia Electric and Power Company
4.50%, 2010	35,000	35,185
6.00%, 2037	35,000	32,588
Westar Energy, Inc.
5.10%, 2020	25,000	22,636

		974,814

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) – continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Energy - Other - 0.0%
Dresser-Rand Group, Inc.
7.38%, 2014	$22,000	$21,725

Entertainment - 0.0%
Historic TW, Inc.
6.88%, 2018	30,000	29,779
International Speedway Corporation
4.20%, 2009	20,000	19,960

		49,739

Environmental - 0.1%
Casella Waste Systems, Inc.
9.75%, 2013	25,000	24,875
Veolia Environnement
6.00%, 2018	35,000	34,920
Waste Management, Inc.
6.10%, 2018	55,000	54,873

		114,668

Financial - Other - 0.2%
AMB Property, LP
6.30%, 2013	20,000	19,875
AvalonBay Communities, Inc.
6.13%, 2012	30,000	30,064
Duke Realty, LP
6.25%, 2013	20,000	19,616
First Data Corporation
9.88%, 2015 (4)(5)	25,000	21,750
Kinder Morgan Finance Company
5.70%, 2016	45,000	40,050
Orion Power Holdings, Inc.
12.00%, 2010	25,000	27,000
Sovereign Capital Trust VI
7.91%, 2036	35,000	27,957

		186,312

Financial Companies - Captive - 0.1%
General Electric Capital Corporation
4.80%, 2013	120,000	117,560

Financial Companies - Noncaptive Consumer - 0.3%
American Express Credit Corporation
5.88%, 2013	35,000	34,796
American General Finance Corporation
5.40%, 2015	50,000	42,434
Capital One Capital IV
6.75%, 2037 (6)	50,000	37,361
CIT Group, Inc.
3.88%, 2008	15,000	14,672
7.63%, 2012	27,000	22,442
John Deere Capital Corporation
4.95%, 2012	40,000	40,177
5.50%, 2017	20,000	20,030
SLM Corporation
5.11%, 2009 (6)	35,000	34,244
5.45%, 2011	25,000	22,831
8.45%, 2018	35,000	33,577

		302,564

Financial Companies - Noncaptive Diversified - 0.5%
Caterpillar Financial Services Corporation
4.25%, 2013	35,000	34,204
5.85%, 2017	25,000	25,604
General Electric Capital Corporation
5.88%, 2012	70,000	72,624
5.63%, 2017	65,000	63,565
5.63%, 2018	85,000	82,200
5.88%, 2038	50,000	45,313
International Lease Finance Corporation
5.45%, 2011	50,000	46,987
6.63%, 2013	55,000	49,417
JPMorgan Chase & Company
6.40%, 2038	35,000	32,464
Wachovia Corporation
5.50%, 2013	70,000	66,997
5.75%, 2018	40,000	36,457

		555,832

Food & Beverage - 0.2%
ARAMARK Corporation
6.37%, 2015 (6)	50,000	46,750
B&G Foods, Inc.
8.00%, 2011	25,000	24,563
Pantry, Inc.
7.75%, 2014	25,000	18,750
SABMiller plc
6.20%, 2011 (1)(4)(5)	50,000	51,286
SYSCO Corporation
5.25%, 2018	20,000	20,049
WM Wrigley Jr Company
4.65%, 2015	15,000	14,531

		175,929

Gaming - 0.2%
Harrah’s Operating Company, Inc.
5.50%, 2010	70,000	62,562
Las Vegas Sands Corporation
6.38%, 2015	25,000	21,250
MGM Mirage
8.50%, 2010	25,000	24,688
Wynn Las Vegas Capital Corporation
6.63%, 2014	100,000	91,500

		200,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Health Care - 0.4%
Cardinal Health, Inc.
2.96%, 2009 (6)	$30,000	$29,461
Eli Lilly & Company
5.55%, 2037	35,000	33,003
Genentech, Inc.
4.75%, 2015	35,000	34,698
HCA, Inc.
9.25%, 2016	50,000	51,500
Highmark, Inc.
6.80%, 2013 (1)(4)(5)	30,000	32,837
Kellogg Company
4.25%, 2013	25,000	24,286
Kroger Company
8.05%, 2010	45,000	47,093
Medtronic, Inc.
4.75%, 2015	60,000	58,232
Vanguard Health Holding Company II LLC
9.00%, 2014	25,000	24,750
WellPoint, Inc.
5.00%, 2011	30,000	29,648
Wyeth
5.95%, 2037	35,000	33,783

		399,291

Home Construction - 0.2%
DR Horton, Inc.
6.50%, 2016	35,000	28,831
Lennar Corporation
5.60%, 2015	55,000	40,219
MDC Holdings, Inc.
5.50%, 2013	55,000	52,975
NVR, Inc.
5.00%, 2010	20,000	19,548
Pulte Homes, Inc.
5.20%, 2015	50,000	40,750

		182,323

Independent Energy - 0.2%
Canadian Natural Resources, Ltd.
6.25%, 2038	35,000	32,836
Forest Oil Corporation
8.00%, 2011	25,000	25,750
Hilcorp Energy I, LP
7.75%, 2015 (4)(5)	75,000	72,000
Newfield Exploration Company
7.13%, 2018	25,000	23,688
NRG Energy, Inc.
7.25%, 2014	25,000	23,875
Southern Company
5.30%, 2012	15,000	15,272

		193,421

Insurance - Life - 0.3%
Genworth Financial, Inc.
5.75%, 2014	10,000	9,693
6.15%, 2066 (6)	18,000	14,150
Hartford Financial Services Group, Inc.
5.38%, 2017	45,000	42,404
HUB International Holdings, Inc.
10.25%, 2015 (4)(5)	25,000	20,500
MetLife, Inc.
6.13%, 2011	50,000	52,061
NLV Financial Corporation
7.50%, 2033 (1)(4)(5)	30,000	28,313
Principal Financial Group, Inc.
6.05%, 2036	30,000	26,573
Principal Life Global Funding I
5.13%, 2013 (1)(4)(5)	45,000	44,378
Sun Life Financial Global Funding, LP
2.98%, 2013 (1)(4)(5)(6)	45,000	44,459
Torchmark Corporation
6.38%, 2016	30,000	31,061

		313,592

Insurance - Property & Casually - 0.1%
Ace INA Holdings, Inc.
5.70%, 2017	30,000	28,800
Fund American Companies, Inc.
5.88%, 2013	45,000	43,532
Nationwide Mutual Insurance Company
6.60%, 2034 (1)(4)(5)	25,000	20,663

		92,995

Integrated Energy - 0.1%
Hess Corporation
7.88%, 2029	20,000	22,938
Jersey Central Power & Light Company
5.65%, 2017	45,000	43,091
Petrobras International Finance Company
5.88%, 2018	35,000	33,668
Petro-Canada
6.80%, 2038	10,000	9,795
West Penn Power Company
5.95%, 2017 (1)(4)(5)	25,000	25,038

		134,530

Lodging - 0.0%
Host Hotels & Resorts, LP
6.75%, 2016	25,000	22,188

Media - Cable - 0.5%
British Sky Broadcasting Group plc
6.10%, 2018 (1)(4)(5)	55,000	54,102
Comcast Cable Communications Holdings, Inc.
8.38%, 2013	30,000	33,023

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Media - Cable (continued)
Comcast Corporation
5.70%, 2018	$20,000	$18,974
COX Communications, Inc.
7.13%, 2012	20,000	20,875
6.25%, 2018 (1)(4)(5)	35,000	34,167
CSC Holdings, Inc.
7.25%, 2008	100,000	100,000
DirecTV Holdings LLC
7.63%, 2016 (4)(5)	25,000	24,625
News America, Inc.
6.15%, 2037	60,000	55,243
Rogers Cable, Inc.
5.50%, 2014	40,000	38,505
Time Warner Cable, Inc.
5.40%, 2012	55,000	54,445
7.30%, 2038	35,000	34,785
Time Warner Entertainment Company, LP
7.25%, 2008	40,000	40,218
Time Warner, Inc.
5.50%, 2011	30,000	29,559
Viacom, Inc.
6.25%, 2016	30,000	28,976
6.13%, 2017	15,000	14,382

		581,879

Media - Non Cable - 0.2%
Affinity Group, Inc.
9.00%, 2012	25,000	22,000
Clear Channel Communications, Inc.
6.25%, 2011	25,000	21,187
Idearc, Inc.
8.00%, 2016	25,000	15,719
News America, Inc.
6.40%, 2035	45,000	42,584
Thomson Reuters Corporation
6.50%, 2018	25,000	24,912
Vivendi
5.75%, 2013 (1)(4)(5)	35,000	34,588

		160,990

Metals & Mining - 0.2%
ArcelorMittal
5.38%, 2013 (1)(4)(5)	35,000	34,464
BHP Billiton Finance, Ltd.
5.40%, 2017	30,000	28,635
Placer Dome, Inc.
6.45%, 2035	35,000	33,766
Rio Tinto Finance USA, Ltd.
5.88%, 2013	35,000	35,194
Russel Metals, Inc.
6.38%, 2014	25,000	23,500
Sunoco, Inc.
5.75%, 2017	34,000	32,327
Vale Overseas, Ltd.
6.25%, 2017	35,000	33,879

		221,765

Natural Gas Pipelines - 0.2%
Boardwalk Pipelines LLC
5.50%, 2017	20,000	18,637
Buckeye Partners, LP
6.05%, 2018	15,000	14,723
Enterprise Products Operating, LP
5.95%, 2010	35,000	34,993
TEPPCO Partners, LP
7.55%, 2038	45,000	46,911
Texas Gas Transmission LLC
5.50%, 2013 (1)(4)(5)	50,000	49,056

		164,320

Oil Field Services - 0.5%
Baker Hughes, Inc.
6.88%, 2029	55,000	59,883
Chesapeake Energy Corporation
6.50%, 2017	100,000	93,500
Devon Financing Corporation ULC
7.88%, 2031	25,000	29,528
Diamond Offshore Drilling, Inc.
5.15%, 2014	25,000	24,545
El Paso Natural Gas Company
5.95%, 2017	13,000	12,544
EnCana Corporation
5.90%, 2017	35,000	35,178
6.50%, 2034	35,000	34,337
EOG Resources, Inc.
5.88%, 2017	25,000	25,169
Nabors Industries, Inc.
6.15%, 2018 (1)(4)(5)	10,000	10,108
Pemex Project Funding Master Trust
5.75%, 2018	80,000	79,000
Range Resources Corporation
7.50%, 2017	100,000	99,500
Southern Natural Gas Company
5.90%, 2017 (1)(4)(5)	13,000	12,419
Transocean, Inc.
5.25%, 2013	10,000	10,105
XTO Energy, Inc.
5.65%, 2016	25,000	24,783

		550,599

Packaging - 0.0%
BWAY Corporation
10.00%, 2010	25,000	25,000

Paper - 0.0%
Boise Cascade LLC
7.13%, 2014 (1)	15,000	12,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Paper (continued)
Georgia-Pacific LLC
7.13%, 2017 (4)(5)	$25,000	$23,500

		35,500

Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance LLC
5.55%, 2016	40,000	39,086

Pipelines - 0.0%
Panhandle Eastern Pipeline Company
4.80%, 2008	20,000	19,995

Railroads - 0.2%
Burlington Northern Santa Fe Corporation
5.65%, 2017	57,000	55,719
6.15%, 2037	53,000	49,936
Canadian National Railway Company
6.25%, 2034	20,000	19,514
6.38%, 2037	10,000	9,858
Norfolk Southern Corporation
5.75%, 2018 (1)(4)(5)	15,000	14,763
Union Pacific Corporation
5.70%, 2018	25,000	24,396

		174,186

Refining - 0.2%
Diamond Offshore Drilling, Inc.
4.88%, 2015	30,000	28,755
Enterprise Products Operating, LP
6.30%, 2017	20,000	19,860
Marathon Oil Corporation
6.00%, 2017	35,000	34,800
5.90%, 2018	45,000	44,473
6.60%, 2037	15,000	14,788
Valero Energy Corporation
6.13%, 2017	55,000	53,118

		195,794

REIT’s - 0.2%
ERP Operating, LP
5.25%, 2014	25,000	23,236
Federal Realty Investment Trust
6.00%, 2012	20,000	19,766
Hospitality Properties Trust
5.63%, 2017	30,000	24,348
Reckson Operating Partnership, LP
6.00%, 2016	30,000	25,471
Regency Centers, LP
5.88%, 2017	15,000	13,883
Simon Property Group, LP
5.75%, 2015	55,000	53,379

		160,083

Restaurants - 0.0%
Federated Retail Holdings, Inc.
5.35%, 2012	20,000	18,584
McDonald’s Corporation
5.30%, 2017	35,000	34,305

		52,889

Retailers - 0.2%
AmeriGas Partners, LP
7.13%, 2016	100,000	92,750
Costco Wholesale Corporation
5.30%, 2012	30,000	31,028
Home Depot, Inc.
5.40%, 2016	35,000	32,139
JC Penney Corporation, Inc.
9.00%, 2012	30,000	31,833

		187,750

Sovereigns - 0.1%
Italian Republic
5.25%, 2016	85,000	89,582

Technology - 0.4%
Avnet, Inc.
5.88%, 2014	35,000	33,702
Cisco Systems, Inc.
5.25%, 2011	35,000	36,036
Freescale Semiconductor, Inc.
9.13%, 2014	25,000	19,438
National Semiconductor Corporation
6.15%, 2012	20,000	20,189
Oracle Corporation
5.00%, 2011	35,000	35,681
STATS ChipPAC, Ltd.
6.75%, 2011	25,000	26,375
Sungard Data Systems, Inc.
9.13%, 2013	100,000	101,000
Xerox Corporation
5.50%, 2012	15,000	14,827
6.75%, 2017	100,000	100,781
6.35%, 2018	50,000	49,355

		437,384

Telecommunications - Wireless - 0.5%
Alltel Corporation
7.00%, 2012	25,000	25,500
America Movil S.A. de CV
6.38%, 2035	45,000	42,745
America Movil SAB de CV
5.63%, 2017	45,000	43,339
AT&T, Inc.
6.40%, 2038	55,000	52,651
British Telecommunications plc
5.15%, 2013	40,000	38,997

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
CORPORATE BOND (continued)
Telecommunications - Wireless (continued)
New Cingular Wireless Services, Inc.
7.88%, 2011	$30,000	$31,940
Nortel Networks, Ltd.
6.96%, 2011 (6)	25,000	23,625
Sprint Capital Corporation
7.63%, 2011	25,000	24,562
8.38%, 2012	25,000	24,750
6.90%, 2019	60,000	52,650
Verizon Communications, Inc.
4.35%, 2013	70,000	67,343
6.90%, 2038	30,000	29,648
Verizon Global Funding Corporation
7.75%, 2030	35,000	37,600
Vodafone Group plc
5.63%, 2017	35,000	33,715

		529,065

Telecommunications - Wirelines - 0.3%
AT&T Corporation
7.30%, 2011	15,000	15,976
AT&T, Inc.
6.45%, 2034	50,000	48,273
Nordic Telephone Company Holdings ApS
8.88%, 2016 (4)(5)	100,000	98,000
Rogers Wireless, Inc.
7.50%, 2015	15,000	15,879
Telecom Italia Capital S.A.
5.25%, 2013	55,000	51,956
Telefonica Emisiones SAU
6.22%, 2017	35,000	34,983
Windstream Corporation
8.63%, 2016	25,000	24,937

		290,004

Textile - 0.1%
Invista
9.25%, 2012 (4)(5)	100,000	102,250

Tobacco - 0.0%
Reynolds American, Inc.
7.25%, 2013	35,000	36,181

U.S. Banking - 0.0%
Fifth Third Bancorp
8.25%, 2038	25,000	20,253

Utility-Other - 0.1%
Mirant North America LLC
7.38%, 2013	25,000	24,781
NRG Energy, Inc.
7.38%, 2016	75,000	70,594

		95,375

TOTAL CORPORATE BOND (Cost $12,422,015)		$11,935,592

FOREIGN BOND - 0.1%
Chile - 0.0%
Celulosa Arauco y Constitucion S.A.
5.13%, 2013	40,000	39,305

France - 0.1%
France Telecom S.A.
7.75%, 2011	46,000	48,716

United Kingdom - 0.0%
HBOS plc
6.00%, 2033 (1)(4)(5)	40,000	32,343

TOTAL FOREIGN BOND (Cost $128,319)		$120,364

FOREIGN GOVERNMENT BOND - 0.1%
Mexico - 0.0%
Mexico Government International Bond
6.38%, 2013	45,000	47,362

South Africa - 0.1%
South Africa Government International Bond
6.50%, 2014	65,000	66,869

TOTAL FOREIGN GOVERNMENT BOND (Cost $112,063)		$114,231

PREFERRED STOCK - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association
8.25%, 2010	1,050	24,098

TOTAL PREFERRED STOCK (Cost $26,250)		$24,098

MUNICIPAL BOND - 0.4%
District of Columbia - 0.0%
District of Columbia General Obligation Unlimited
4.75%, 2031	45,000	44,380

Florida - 0.1%
County of Orange Florida Revenue Bonds
5.00%, 2018 (5)	50,000	52,255

Georgia - 0.1%
City of Atlanta Georgia Revenue Bonds
5.50%, 2016	25,000	27,226
5.50%, 2017	35,000	38,085
State of Georgia General Obligation Unlimited
5.00%, 2019	40,000	42,872

		108,183

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50%, 2034	30,000	29,267

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) – continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
MUNICIPAL BOND (continued)
Maryland - 0.1%
County of Baltimore Maryland General Obligation Unlimited
5.00%, 2038	$35,000	$35,638
State of Maryland General Obligation Unlimited
5.00%, 2019	60,000	64,481

		100,119

New York - 0.1%
New York City Housing Development Corporation Revenue Bonds
6.42%, 2027	30,000	30,717
New York State Urban Development Corporation Revenue Bonds
5.50%, 2018	25,000	27,798

		58,515

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89%, 2027	15,000	15,376

West Virginia - 0.0%
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.47%, 2047	45,000	40,144

TOTAL MUNICIPAL BOND (Cost $454,204)		$448,239

MORTGAGE BACKED SECURITIES - 16.7%
Federal Home Loan Mortgage Corporation - 0.2%
Pass-Thru’s - 0.2%
Federal Home Loan Mortgage Corporation
#G18245, 4.50% - 2023	179,062	173,153

Other Non-Agency - 2.3%
CMO’s - 2.3%
American Tower Trust
2007-1A, 5.96% - 2037 (1)(4)(5)	45,000	39,909
Bane of America Commercial Mortgage, Inc.
2003-1, 4.65% - 2036	75,000	72,596
2005-3, 4.50% - 2043	235,000	232,489
Bane of America Mortgage Securities, Inc.
2004-A, 4.10% - 2034 (6)	43,257	41,473
2004-D, 4.20% - 2034 (6)	3,728	3,639
2004-H, 4.75% - 2034 (6)	19,938	19,386
2004-1, 4.87% - 2034 (6)	21,519	20,958
2005-J, 5.24% - 2035 (6)	43,506	41,910
Bear Stearns Commercial Mortgage Securities
2006-PW12, 5.69% - 2038 (6)	175,000	171,509
2005-PW10, 5.09% - 2040	90,854	91,105
2005-PWR8, 4.67% - 2041	60,000	55,953
Citigroup
2005-CD1, 5.23% - 2044 (6)	$175,000	$170,332
Commercial Mortgage Load Trust
2008-LS1, 6.02% - 2017 (6)	175,000	168,214
Commercial Mortgage Pass Through Certificates
2007-C9, 5.82% - 2017 (6)	200,000	191,421
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47% - 2039	100,000	95,057
DU Commercial Mortgage Corporation
1999-CG2, 7.30% - 2032 (6)	68,105	69,359
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70% - 2034	125,000	129,050
GS Mortgage Securities Corporation II
2006-GG6, 5.55% - 2038 (6)	75,000	72,270
JP Morgan Chase Commercial Mortgage Securities Corporation
2001-CIBC, 6.26% - 2033	99,011	101,019
2001-CIB2, 6.24% - 2035	24,338	24,685
2004-LDP4, 4.82% - 2042 (6)	75,000	72,053
JP Morgan Mortgage Trust
2005-A7, 5.35% - 2035 (6)	84,204	79,855
LB-UBS Commercial Mortgage Trust
2005-C1, 4.74% - 2030	195,000	183,875
Morgan Stanley Capital I
2007-HQ11, 5.45% - 2044 (6)	100,000	92,874
Morgan Stanley Dean Witter Capital I
2002-T0P7, 5.98% - 2039	200,000	205,577

		2,446,568

U.S. Government Sponsored Agencies -13.6%
CMO’s - 0.2%
Federal Home Loan Mortgage Corporation
FHR 2614 IH, 4.50% - 2016 (1)(7)	73,055	5,611
FHR 2681 PC, 5.00% - 2019	100,000	101,164
Federal National Mortgage Association
FNR 2003-92 NM, 3.50% - 2013	10,822	10,809
FNR 2002-74 PJ, 5.00% - 2015	37,694	37,787
FNR 2003-40 Nl, 5.50% - 2028 (1)(7)	6,639	392
FNR 2006-35 GK, 6.00% - 2032	98,761	101,279
FNS 319 2, 6.50% - 2032 (1)(7)	11,181	2,876

		259,918

Pass-Thru’s -13.4%
Federal Home Loan Mortgage Corporation
#M80714, 5.00% - 2008	14,695	14,769
#E81544, 6.00% - 2009	12,693	12,820

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored Agencies
(continued)
Pass-Thru’s (continued)
Federal Home Loan Mortgage Corporation (continued)
#B10343, 5.00% - 2018	$5,958	$5,944
#E99933, 5.00% - 2018	3,700	3,691
#E99966, 5.00% - 2018	21,849	21,798
#E01341, 5.50% - 2018	6,471	6,566
#G11759, 5.50% - 2018	167,737	169,993
#B19214, 5.50% - 2020	19,503	19,708
#J02272, 5.50% - 2020	74,863	75,648
#J02554, 5.50% - 2020	73,696	74,469
#G12463, 5.50% - 2021	60,507	61,330
#J03203, 6.00% - 2021	65,886	67,520
#J03254, 6.00% - 2021	21,040	21,562
#J03615, 6.00% - 2021	98,368	100,807
#J03640, 6.00% - 2021	66,472	68,120
#J03672, 6.00% - 2021	28,604	29,313
#072128, 6.00% - 2032	55,617	56,554
#068205, 7.00% - 2032	5,107	5,392
#1B0527, 7.20% - 2032 (6)	1,787	1,788
#A12118, 5.00%-2033	49,959	48,180
#A15852, 5.00% - 2033	18,377	17,723
#A15907, 5.00% - 2033	22,544	21,741
#D86309, 5.00% - 2033	26,505	25,561
#G01628, 6.00% - 2033	111,077	112,845
#A21263, 4.50% - 2034	138,889	129,256
#G01805, 4.50% - 2035	284,074	264,667
#1G1762, 5.05%- 2035 (6)	35,369	35,644
#833174, 5.16% - 2035 (6)	343,244	347,089
#1H2581, 5.13% - 2036 (6)	74,831	75,669
#1G0661, 5.38% - 2036 (6)	17,236	17,481
#1G1370, 5.72% - 2036 (6)	314,105	320,192
#1G1353, 5.98% - 2036 (6)	81,171	82,391
#1Q0342, 5.51% - 2037 (6)	110,595	112,184
Federal National Mortgage Association
#254140, 5.50% - 2017	4,248	4,321
#254234, 5.50% - 2017	4,454	4,530
#625931, 5.50% - 2017	3,900	3,967
#357280, 6.50% - 2017	19,296	20,130
#555345, 5.50% - 2018	4,305	4,379
#555446, 5.50% - 2018	6,644	6,749
#555526, 5.50% - 2018	104,738	106,406
#555693, 5.50% - 2018	62,167	63,157
#685202, 5.50% - 2018	56,938	57,774
#725098, 5.50% - 2018	13,563	13,762
#725528, 5.50% - 2019	10,311	10,462
#789885, 5.50% - 2019	12,763	12,951
#745392, 4.50% - 2020	121,847	118,854
#829028, 4.50% - 2020	160,389	156,049
#745279, 5.00% - 2021	677,437	673,196
#888564, 5.00% - 2021	257,691	256,078
#745406, 6.00% - 2021	83,768	86,160
#950360, 5.50% - 2022	253,440	255,443
#963075, 5.00% - 2023	66,754	66,086
#981614, 5.00% - 2023	8,978	8,888
#254514, 5.50% - 2032	2,741	2,720
#254550, 6.50% - 2032	17,647	18,319
#545759, 6.50% - 2032	99,687	102,738
#650075, 6.50% - 2032	12,454	12,928
#725027, 5.00% - 2033	141,169	136,187
#254767, 5.50% - 2033	138,088	136,920
#254983, 5.50% - 2033	64,237	63,694
#744692, 5.50% - 2033	34,508	34,216
#744750, 5.50% - 2033	14,998	14,871
#747387, 5.50% - 2033	23,615	23,415
#747549, 5.50% - 2033	7,080	7,020
#750362, 5.50% - 2033	27,302	27,071
#756190, 5.50% - 2033	34,100	33,811
#555417, 6.00% - 2033	49,762	50,601
#974321, 6.00% - 2033	159,735	161,329
#763700, 5.00% - 2034	67,458	64,993
TBA, 5.00% - 2034	15,000	14,377
#255028, 5.50% - 2034	15,755	15,548
#725424, 5.50% - 2034	308,623	306,013
#725773, 5.50% - 2034	235,727	232,629
#725946, 5.50% - 2034	1,267,912	1,254,812
#762076, 5.50% - 2034	37,569	37,251
#789293, 5.50% - 2034	137,401	136,368
#796104, 5.50% - 2034	34,503	34,147
#804395, 5.50% - 2034	83,430	82,568
#923129, 5.50%-2034	19,349	19,149
TBA, 5.50% - 2034	385,000	379,466
#255459, 6.00% - 2034	36,084	36,546
#725690, 6.00% - 2034	36,859	37,330
#725704, 6.00% - 2034	303,627	308,081
#790044, 6.00% - 2034	37,613	38,094
#790217, 6.00% - 2034	14,205	14,387
#790237, 6.00% - 2034	36,158	36,621
#790629, 6.00% - 2034	33,147	33,571
#790788, 6.00% - 2034	37,809	38,292
#791574, 6.00% - 2034	37,935	38,420
TBA, 6.00% - 2034	240,000	242,100
TBA, 6.50% - 2034	385,000	396,309
#745216, 4.80% - 2035 (6)	46,548	46,951
#735893, 5.00% - 2035	245,874	236,505

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (continued)
U.S. Government Sponsored Agencies (continued)
Pass-Thru’s (continued)
Federal National Mortgage Association (continued)
#850863, 5.31% - 2035 (6)	$30,356	$30,752
#846551, 5.33% - 2035 (6)	37,240	37,751
#848476, 5.53% - 2035 (6)	55,015	55,815
#848522, 5.66% - 2035 (6)	14,935	15,121
#808951, 6.00% - 2035	372,129	376,308
#745275, 5.00% - 2036	448,205	431,126
#745887, 5.50% - 2036	165,216	163,147
#745946, 5.50% - 2036	21,641	21,370
#745777, 5.54% - 2036 (6)	112,771	114,724
#888010, 5.98% - 2036 (6)	35,380	35,964
#893353, 6.00% - 2036	50,517	51,037
#905196, 6.036% - 2036 (6)	48,523	49,581
#745554, 6.50% - 2036	390,908	403,360
#896329, 6.50% - 2036	37,342	38,496
#938089, 5.00% - 2037	26,154	25,094
#938883, 5.00% - 2037	78,061	74,899
#924778, 5.10% - 2037 (6)	345,302	345,269
#888884, 5.50% - 2037	158,755	157,413
#889543, 5.50% - 2037	100,164	98,847
#899871, 5.50% - 2037	254,003	250,689
#923128, 5.50% - 2037	22,791	22,506
#939416, 5.71% - 2037 (6)	335,452	341,082
#952182, 5.79% - 2037 (6)	112,385	113,950
#1B3203, 5.93% - 2037 (6)	31,378	31,935
#933165, 6.00% - 2037	105,604	106,658
#928835, 6.50% - 2037	26,416	27,224
#952502, 6.50% - 2037	143,878	148,296
#959818, 6.50% - 2037	527,066	543,250
#960122, 6.50% - 2037	168,648	173,826
#963352, 5.00% - 2038	124,469	123,223
#969674, 6.00% - 2038	214,856	217,022
#972155, 6.00%-2038	69,459	70,152
#981301, 6.00% - 2038	125,000	126,248
#983288, 6.00% - 2038	84,923	85,770

		14,172,030

		14,431,948

U.S. Government Sponsored Securities - 0.6%
Pass-Thru’s - 0.6%
Government National Mortgage Association
#780766, 7.00% - 2013	657	659
#781312, 7.00% - 2013	15,690	16,456
#67365, 11.50% - 2013	1,279	1,429
G2 2102, 8.00% -2025	883	963
#427029, 8.50% - 2026	1,488	1,638
G2 3295, 5.50%-2032	10,840	10,795
#604639, 5.00% - 2033	61,844	60,190
#612919, 5.00% - 2033	163,025	158,665
#615278, 5.00% - 2033	79,657	77,527
G2 3442, 5.00%-2033	149,918	145,203
G2 3458, 5.00%-2033	42,124	40,797
G2 3490, 6.50%-2033	8,567	8,857
G2 3513, 5.00% -2034	53,298	51,592
G2 3529, 5.00%-2034	12,994	12,578
#605561, 5.50% - 2034	51,004	50,922
G2 3530, 5.50%-2034	22,325	22,221
G2 3517, 6.00%-2034	30,187	30,668

		691,160

TOTAL MORTGAGE BACKED SECURITIES (Cost $17,884,769)		$17,742,829

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1. 5%
Federal Home Loan Bank
5.60% - 2011	10,000	10,563
5.13% - 2013	165,000	172,124
5.25% - 2014	135,000	141,646
Federal Home Loan Mortgage Corporation
5.13% - 2009	75,000	76,118
4.13% - 2010	145,000	147,543
6.00% - 2011	200,000	213,440
Federal National Mortgage Association
6.63% - 2010	140,000	150,355
6.00% - 2011	362,000	385,475
4.38% - 2015	150,000	148,800
4.88% - 2016	165,000	166,967

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $1,569,191)		$1,613,031

U.S. GOVERNMENT SECURITIES - 3.4%
U.S. Treasury Bonds
4.25%, 2014	185,000	193,151
5.50%, 2028	475,000	530,108
4.75%, 2037	470,000	485,348
U.S. Treasury Inflation Indexed Bonds
2.00%, 2014	632,141	671,304
U.S. Treasury Notes
3.25%, 2008	660,000	661,237
2.88%, 2013	95,000	93,375
4.75%, 2017	890,000	942,844

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,584,079)		$3,577,367

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series N (Managed Asset Allocation Series)

	Principal Amount	Value
ASSET BACKED SECURITIES - 2.1%
Auto - 0.9%
AmeriCredit Automobile Receivables Trust
2006-RM, 5.53%, 2014	$280,000	$256,972
Capital Auto Receivables Asset Trust
2006-1, 5.26%, 2010	60,000	60,483
2006-SN1A, 5.32%, 2010 (1)(4)(5)	175,000	176,709
2006-SN1A, 5.50%, 2010 (1)(4)(5)	25,000	25,139
Triad Auto Receivables Owner Trust
2006-B, 5.52%, 2012	100,000	97,833
USAA Auto Owner Trust
2008-1, 4.16%, 2012	50,000	50,192
2007-2, 4.90%, 2012	150,000	151,968
2007-1, 5.55%, 2013	130,000	133,060

		952,356

Credit Cards -0.6%
BA Credit Card Trust
2007-C1, 2.76%, 2014 (6)	175,000	158,099
Capital One Multi-Asset Execution Trust
2007-C3, 2.76%, 2013 (6)	70,000	65,044
2005-A7, 4.70%, 2015	70,000	69,306
Citibank Credit Card Issuance Trust
2007-A5, 5.50%, 2012	175,000	179,339
GE Capital Credit Card Master Note Trust
2006-1, 5.08%, 2012	50,000	50,782
2007-3, 2.77%, 2013 (6)	90,000	82,654
MBNA Credit Card Master Note Trust
2006-C3, 2.76%, 2013 (6)	35,000	32,478

		637,702

Home Equity Loans - 0.0%
BankBoston Home Equity Loan Trust
1998-1, 6.35%, 2013	5,229	4,505
Chase Funding Mortgage Loan
Asset-Backed Certificates
2002-2, 5.60%, 2031	6,471	5,099

		9,604

Other - 0.5%
CenterPoint Energy Transition Bond
Company LLC
2001-1, 5.63%, 2015	75,000	77,106
CNH Equipment Trust
2007-A, 5.08%, 2014	50,000	47,125
GE Equipment Small Ticket LLC
2005-1A, 4.51%, 2014 (1)(4)(5)	100,000	100,578
Greenwich Capital Commercial Funding Corporation
2007-GG9, 5.44%, 2039	50,000	46,590
John Deere Owner Trust
2008-A, 3.82%, 2011	75,000	75,019
Marriott Vacation Club Owner Trust
2006-2A, 5.36%, 2028 (1)(4)(5)	21,222	20,421
2006-1A, 5.74%, 2028 (1)(4)(5)	80,384	77,893
Peco Energy Transition Trust
2001-A, 6.52%, 2010	100,000	104,770

		549,502

Student Loans -0.1%
SLM Student Loan Trust
2008-4, 3.76%, 2012 (6)	60,000	60,000

TOTAL ASSET BACKED SECURITIES (Cost $2,262,322)		$2,209,164

SHORT TERM INVESTMENTS - 0.3%
State Street General Account Money Market Fund	$335	$335
T. Rowe Price Reserve Investment Fund	310,296	310,296

TOTAL SHORT TERM INVESTMENTS (Cost $310,631)		$310,631

Total Investments (SBL N Fund) (Cost $108,701,206) - 100.7%		$106,769,158
Liabilities in Excess of Other Assets - (0.7)%		(721,650)

TOTAL NET ASSETS - 100.0%		$106,047,508

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $109,390,960.

*	-	Non-income producing security

1	-	Security is deemed illiquid. The total market value of illiquid securities is $1,160,608 (cost $1,211,025), or 1.1% of total net assets.

2	-	Security was subject to the fair value trigger at June 30, 2008. The total market value of fair valued securities amounts to $13,455,010, (cost $13,650,502) or 12.7% of total net assets.

3	-	Security is a PFIC (Passive Foreign Investment Company)

4	-	Security was acquired through a private placement.

5	-	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,675,368 (cost $1,721,348), or 1.6% of total net assets.

6	-	Variable rate security. Rate indicated is rate effective at June 30, 2008.

7	-	Security is an interest-only strip. Rate indicated is effective yield at June 30, 2008.

Glossary:

ADR	-	American Depositary Receipt

plc	-	Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series N

(Managed Asset Allocation Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$106,769,158
Cash denominated in a foreign currency, at value**	16,703
Receivables:
Fund shares sold	155,702
Securities sold	744,766
Interest	366,256
Dividends	102,048
Foreign taxes recoverable	10,247
Prepaid expenses	717

Total assets	108,165,597

Liabilities:
Payable for:
Fund shares redeemed	159,647
Securities purchased	1,779,425
Management fees	89,745
Administration fees	47,962
Transfer agent/maintenance fees	2,083
Custodian fees	16,648
Directors’ fees	1,076
Professional fees	12,521
Other fees	8,982

Total liabilities	2,118,089

Net assets	$106,047,508

Net assets consist of:
Paid in capital	$95,995,924
Undistributed net investment income	2,703,818
Undistributed net realized gain on sale of investments and foreign currency transactions	9,280,591
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(1,932,825)

Net assets	$106,047,508

Capital shares authorized	unlimited
Capital shares outstanding	5,783,756
Net asset value per share
(net assets divided by shares outstanding)	$18.34

* Investments, at cost	$108,701,206
** Cash denominated in a foreign currency, at cost	16,636

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends (net of foreign withholding tax $41,842)	$827,204
Interest	1,049,913

Total investment income	1,877,117

Expenses:
Management fees	550,832
Administration fees	155,141
Transfer agent/maintenance fees	12,650
Custodian fees	65,904
Directors’ fees	3,519
Professional fees	10,807
Reports to shareholders	2,702
Other	3,675

Total expenses	805,230
Less:
Earnings credits applied	(519)

Net expenses	804,711

Net investment income	1,072,406

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	970,246
Foreign currency transactions	(2,862)

Net realized gain	967,384

Net unrealized appreciation (depreciation) during the period on:
Investments	(9,876,874)
Translation of assets and liabilities in foreign currencies	307

Net unrealized depreciation	(9,876,567)

Net realized and unrealized loss	(8,909,183)

Net decrease in net assets resulting from operations	$(7,836,777)

The accompanying notes are an integral part of the financial statements

Series N
Statement of Changes in Net Assets	(Managed Asset Allocation Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$1,072,406	$1,824,724
Net realized gain during the period on investments and foreign currency transactions	967,384	8,789,113
Net unrealized depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(9,876,567)	(4,153,978)

Net increase (decrease) in net assets resulting from operations	(7,836,777)	6,459,859

Capital share transactions:
Proceeds from sale of shares	14,537,534	35,470,333
Cost of shares redeemed	(18,076,215)	(29,807,539)

Net increase (decrease) from capital share transactions	(3,538,681)	5,662,794

Net increase (decrease) in net assets	(11,375,458)	12,122,653

Net assets:
Beginning of period	117,422,966	105,300,313

End of period	$106,047,508	$117,422,966

Undistributed net investment income at end of period	$2,703,818	$1,631,412

Capital share activity:
Shares sold	770,613	1,827,693
Shares redeemed	(955,978)	(1,536,011)

Total capital share activity	(185,365)	291,682

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series N
Selected data for each share of capital stock outstanding throughout each period	(Managed Asset Allocation Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$19.67	$18.55	$16.55	$15.86	$14.40	$11.80

Income (loss) from investment operations:
Net investment income[b]	0.18	0.32	0.30	0.23	0.27	0.23
Net gain (loss) on securities (realized and unrealized)	(1.51)	0.80	1.70	0.46	1.27	2.59

Total from investment operations	(1.33)	1.12	2.00	0.69	1.54	2.82

Less distributions:
Dividends from net investment income	—	—	—	—	(0.08)	(0.22)

Total distributions	—	—	—	—	(0.08)	(0.22)

Net asset value, end of period	$18.34	$19.67	$18.55	$16.55	$15.86	$14.40

Total Return[c]	(6.76%)	6.04%	12.08%	4.35%	10.72%	23.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,048	$117,423	$105,300	$97,690	$93,087	$86,383

Ratios to average net assets:
Net investment income	1.95%	1.63%	1.63%	1.44%	1.75%	1.86%
Total expenses[d]	1.46%	1.41%	1.41%	1.41%	1.39%	1.23%
Net expenses[e]	1.46%	1.41%	1.40%	1.41%	1.39%	1.23%
Net expenses prior to custodian earnings credits and net of expense waivers	1.46%	1.41%	1.41%	1.41%	1.39%	1.23%

Portfolio turnover rate	89%	75%	63%	67%	79%	98%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series O

EQUITY INCOME SERIES

Subadviser,

T. Row Price Associates, Inc.

Series O
Performance Summary	(Equity Income Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series O vs. S&P 500 Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series O (Equity Income Series) on June 30, 1998, and reflects the fees and expenses of Series O. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series O	(17.94%)	7.39%	5.06%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	14.83%
Consumer Staples	7.35
Energy	14.07
Financials	20.03
Health Care	8.66
Industrials	10.36
Information Technology	6.90
Materials	4.66
Telecommunication Services	4.14
Utilities	5.68
Convertible Bond	0.11
Short Term Investments	3.00
Other Assets in Excess of Liabilities	0.21

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series O
Performance Summary	(Equity Income Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series O (Equity Income Series)
Actual	$1,000.00	$860.93	$5.32
Hypothetical	1,000.00	1,019.14	5.77

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (13.91%).

[2]

Expenses are equal to the Series annualized expense ratio of 1.15%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series O (Equity Income Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 94.6%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	38,600	$1,940,808

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. (CI.B)	20,000	1,229,400

Airlines - 0.4%
Southwest Airlines Company	67,100	874,984

Aluminum - 0.4%
Alcoa, Inc.	30,100	1,072,162

Asset Management & Custody Banks - 1.9%
Bank of New York Mellon Corporation	80,600	3,049,098
Legg Mason, Inc.	38,600	1,681,802

		4,730,900

Automobile Manufacturers - 0.2%
Ford Motor Company *	104,100	500,721

Biotechnology - 1.0%
Amgen, Inc. *	54,400	2,565,504

Brewers - 1.1%
Anheuser-Busch Companies, Inc.	45,000	2,795,400

Broadcasting & Cable TV - 1.3%
Cablevision Systems Corporation *	46,700	1,055,420
CBS Corporation (CI.B)	77,100	1,502,679
Comcast Corporation	33,400	633,598

		3,191,697

Building Products - 1.1%
Masco Corporation	105,600	1,661,088
USG Corporation *	38,600	1,141,402

		2,802,490

Casinos & Gaming - 0.7%
MGM Mirage *	51,600	1,748,724

Communications Equipment - 0.8%
Alcatel-Lucent ADR *	192,900	1,165,116
Motorola, Inc.	121,700	893,278

		2,058,394

Computer Hardware - 0.9%
Dell, Inc. *	104,700	2,290,836

Construction Materials - 0.7%
Vulcan Materials Company	28,900	1,727,642

Consumer Electronics - 0.3%
Harman International Industries, Inc.	20,100	831,939

Consumer Finance - 1.4%
Capital One Financial Corporation	46,300	1,759,863
SLM Corporation *	93,200	1,803,420

		3,563,283

Data Processing & Outsourced Services - 0.8%
Automatic Data Processing, Inc.	6,800	284,920
Computer Sciences Corporation *	34,700	1,625,348

		1,910,268

Department Stores - 0.2%
Macy’s, Inc.	23,300	452,486

Distributors - 0.5%
Genuine Parts Company	34,500	1,368,960

Diversified Banks - 2.4%
U.S. Bancorp	106,100	2,959,129
Wells Fargo & Company	122,600	2,911,750

		5,870,879

Diversified Chemicals - 1.0%
E.I. Du Pont de Nemours & Company	57,600	2,470,464

Electric Utilities - 3.3%
Duke Energy Corporation	90,700	1,576,366
Entergy Corporation	16,800	2,024,064
FirstEnergy Corporation	24,457	2,013,545
Pinnacle West Capital Corporation	33,400	1,027,718
Progress Energy, Inc.	41,200	1,723,396

		8,365,089

Electrical Components & Equipment - 0.5%
Cooper Industries, Ltd.	28,776	1,136,652

Environmental & Facilities Services - 0.6%
Waste Management, Inc.	38,722	1,460,207

Food Retail - 0.2%
Whole Foods Market, Inc.	19,400	459,586

Home Improvement Retail - 1.1%
Home Depot, Inc.	112,500	2,634,750

Homebuilding - 0.4%
DR Horton, Inc.	81,000	878,850

Homefurnishing Retail - 0.9%
Bed Bath & Beyond, Inc. *	77,300	2,172,130

Household Appliances - 0.9%
Black & Decker Corporation	13,500	776,385
Whirlpool Corporation	25,700	1,586,461

		2,362,846

Household Products - 1.8%
Colgate-Palmolive Company	16,100	1,112,510
Kimberly-Clark Corporation	25,600	1,530,368

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series O (Equity Income Series)

	Shares	Value
COMMON STOCK (continued)
Household Products (continued)
Procter & Gamble Company	32,100	$1,952,001

		4,594,879

Housewares & Specialties - 1.4%
Fortune Brands, Inc.	32,100	2,003,361
Newell Rubbermaid, Inc.	90,000	1,511,100

		3,514,461

Industrial Conglomerates - 4.5%
3M Company	48,000	3,340,320
General Electric Company	300,000	8,007,000

		11,347,320

Industrial Machinery - 1.1%
Illinois Tool Works, Inc.	57,900	2,750,829

Insurance Brokers - 1.5%
Marsh & McLennan Companies, Inc.	144,600	3,839,130

Integrated Oil & Gas - 10.2%
BP plc ADR	35,084	2,440,794
Chevron Corporation	73,932	7,328,879
Exxon Mobil Corporation	77,168	6,800,816
Murphy Oil Corporation	38,400	3,765,120
Royal Dutch Shell plc ADR	64,000	5,229,440

		25,565,049

Integrated Telecommunication Services - 3.5%
AT&T, Inc.	154,301	5,198,401
Qwest Communications International, Inc.	295,701	1,162,105
Verizon Communications, Inc.	67,136	2,376,614

		8,737,120

Internet Software & Services - 1.2%
eBay, Inc. *	40,100	1,095,933
Yahoo!, Inc. *	90,000	1,859,400

		2,955,333

Investment Banking & Brokerage - 1.0%
Merrill Lynch & Company, Inc.	76,700	2,432,157

Leisure Products - 0.6%
Mattel, Inc.	80,400	1,376,448

Life & Health Insurance - 0.9%
Lincoln National Corporation	50,324	2,280,684

Managed Health Care - 0.4%
WellPoint, Inc. *	20,100	957,966

Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	41,800	1,515,668

Movies & Entertainment - 2.1%
Time Warner, Inc.	192,900	2,854,920
Walt Disney Company	77,100	2,405,520

		5,260,440
Multi-Line Insurance - 1.2%
American International Group, Inc.	90,000	2,381,400
Genworth Financial, Inc.	35,700	635,817

		3,017,217

Multi-Utilities - 2.3%
NiSource, Inc.	132,400	2,372,608
PG&E Corporation	30,100	1,194,669
TECO Energy, Inc.	29,600	636,104
Xcel Energy, Inc.	81,300	1,631,691

		5,835,072

Office Services & Supplies - 0.9%
Avery Dennison Corporation	53,500	2,350,255

Oil & Gas Equipment & Services - 1.3%
BJ Services Company	48,700	1,555,478
Schlumberger, Ltd.	14,800	1,589,964

		3,145,442

Oil & Gas Exploration & Production - 1.3%
Anadarko Petroleum Corporation	45,000	3,367,800

Oil & Gas Refining & Marketing - 0.7%
Sunoco, Inc.	40,200	1,635,738

Oil & Gas Storage & Transportation - 0.6%
Spectra Energy Corporation	51,200	1,471,488

Other Diversified Financial Services - 3.4%
Bank of America Corporation	66,700	1,592,129
Citigroup, Inc.	74,633	1,250,849
JPMorgan Chase & Company	162,762	5,584,364

		8,427,342

Packaged Foods & Meats - 3.7%
Campbell Soup Company	22,900	766,234
General Mills, Inc.	44,600	2,710,342
Hershey Company	96,400	3,159,992
Kraft Foods, Inc.	61,100	1,738,295
McCormick & Company, Inc.	25,700	916,462

		9,291,325

Paper Products - 1.7%
International Paper Company	128,620	2,996,846
MeadWestvaco Corporation	57,600	1,373,184

		4,370,030

Pharmaceuticals - 7.3%
Abbott Laboratories	32,100	1,700,337
Bristol-Myers Squibb Company	83,100	1,706,043
Eli Lilly & Company	73,500	3,392,760
Johnson & Johnson	54,300	3,493,662

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series O (Equity Income Series)

	Shares	Value
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	67,500	$2,544,075
Pfizer, Inc.	143,900	2,513,933
Wyeth	57,900	2,776,884

		18,127,694

Photographic Products - 0.5%
Eastman Kodak Company	83,100	1,199,133

Property & Casualty Insurance - 1.5%
Chubb Corporation	20,000	980,200
Progressive Corporation	69,300	1,297,296
Travelers Companies, Inc.	32,184	1,396,785

		3,674,281

Publishing - 2.4%
Gannett Company, Inc.	77,100	1,670,757
McGraw-Hill Companies, Inc.	70,700	2,836,484
New York Times Company	97,700	1,503,603

		6,010,844

Regional Banks - 1.8%
Fifth Third Bancorp	100,000	1,018,000
Keycorp	90,600	994,788
National City Corporation	78,500	374,445
SunTrust Banks, Inc.	61,100	2,213,042

		4,600,275

Semiconductor Equipment - 0.4%
Applied Materials, Inc.	51,400	981,226

Semiconductors - 1.4%
Analog Devices, Inc.	64,300	2,042,811
Intel Corporation	64,000	1,374,720

		3,417,531

Specialized Consumer Services - 0.8%
H&R Block, Inc.	96,400	2,062,960

Specialty Chemicals -0.8%
International Flavors & Fragrances, Inc.	51,200	1,999,872

Systems Software - 1.5%
Microsoft Corporation	131,800	3,625,818

Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corporation	67,200	285,600
Federal National Mortgage Association	106,100	2,070,011

		2,355,611

Tobacco - 0.5%
UST, Inc.	22,500	1,228,725

Wireless Telecommunication Services - 0.6%
Sprint Nextel Corporation	168,800	1,603,600

TOTAL COMMON STOCK (Cost $256,260,619)		$236,394,814

FOREIGN STOCK - 1.1%
Ireland - 0.5%
Allied Irish Banks plc (1)	83,300	1,283,913

Switzerland - 0.5%
UBS AG * (1)	56,700	1,181,355

United Kingdom - 0.1%
Royal Bank of Scotland Group plc (1)	90,200	383,993

TOTAL FOREIGN STOCK (Cost $4,302,630)		$2,849,261

	Principal Amount	Value
CONVERTIBLE BOND - 0.1%
Automotive - 0.1%
Ford Motor Company
4.25%, 2036	$380,000	276,450

TOTAL CONVERTIBLE BOND (Cost $380,000)		$276,450

PREFERRED STOCK - 1.0%
Investment Banking & Brokerage - 0.5%
Merrill Lynch, Non-Cumulative Preferred Stock
9.00%, 2010 (2)(3)(4)	12	780,014
National City Corporation Preferred PIPE
0.00%, 2013 (2)(3)(4)	5	477,000

		1,257,014

Thrifts & Mortgage Finance - 0.5%
Federal National Mortgage Association
4.38%, 2011	31,000	1,187,300

TOTAL PREFERRED STOCK (Cost $3,104,276)		$2,444,314

SHORT TERM INVESTMENTS - 3.0%
T. Rowe Price Reserve Investment Fund	$7,508,852	$7,508,852

TOTAL SHORT TERM INVESTMENTS (Cost $7,508,852)		$7,508,852

Total Investments (SBL O Fund) (Cost $271,556,377) - 99.8%		$249,473,691
Other Assets in Excess of Liabilities - 0.2%		517,260

TOTAL NET ASSETS - 100.0%		$249,990,951

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $272,822,528.

*	-	Non-income producing security

1	-	Security was subject to the fair value trigger at June 30, 2008. The total market value of fair valued securities amounts to $2,849,261, (cost $4,302,630) or 1.1% of total net assets.

2	-	Security is restricted from resale. See Note 6 in notes to financial statements.

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series O (Equity Income Series)

3	-	Security is deemed illiquid. The total market value of illiquid securities is $1,257,014 (cost $1,700,000), or 0.5% of total net assets.
4	-	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Glossary:

ADR	-	American Depositary Receipt
plc	-	Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series O (Equity Income Series) (unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$249,473,691
Receivables:
Fund shares sold	317,667
Securities sold	9,236,387
Interest	21,666
Dividends	421,487
Prepaid expenses	4,059

Total assets	259,474,957

Liabilities:
Cash overdraft	7,983,706
Payable for:
Fund shares redeemed	424,626
Securities purchased	786,767
Management fees	224,561
Administration fees	22,083
Transfer agent/maintenance fees	2,083
Custodian fees	5,727
Directors’ fees	3,640
Professional fees	20,783
Other fees	10,030

Total liabilities	9,484,006

Net assets	$249,990,951

Net assets consist of:
Paid in capital	$228,398,592
Undistributed net investment income	6,767,227
Undistributed net realized gain on sale of investments and foreign currency transactions	36,907,988
Net unrealized depreciation in value of investments and translation of assets and liabilities in foreign currencies	(22,082,856)

Net assets	$249,990,951

Capital shares authorized	unlimited
Capital shares outstanding	12,423,696
Net asset value per share (net assets divided by shares outstanding)	$20.12

* Investments, at cost	$271,556,377

Statement of Operations
For Six Months Ended June 30, 2008

Investment Income:
Dividends (net of foreign withholding tax $5,186)	$3,806,076
Interest	182,820

Total investment income	3,988,896

Expenses:
Management fees	1,369,407
Administration fees	131,433
Transfer agent/maintenance fees	12,652
Custodian fees	16,830
Directors’ fees	9,051
Professional fees	19,589
Reports to shareholders	7,444
Other	6,531

Total expenses	1,572,937
Less:
Earnings credits applied	(1,307)

Net expenses	1,571,630

Net investment income	2,417,266

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	13,087,412
Foreign currency transactions	(2,200)

Net realized gain	13,085,212

Net unrealized appreciation (depreciation) during the period on:
Investments	(56,361,738)
Translation of assets and liabilities in foreign currencies	(4,751)

Net unrealized depreciation	(56,366,489)

Net realized and unrealized loss	(43,281,277)

Net decrease in net assets resulting from operations	$(40,864,011)

The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets	Series O (Equity Income Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$2,417,266	$4,351,598
Net realized gain during the period on investments and foreign currency transactions	13,085,212	25,059,156
Net unrealized depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(56,366,489)	(20,698,057)

Net increase (decrease) in net assets resulting from operations	(40,864,011)	8,712,697

Capital share transactions:
Proceeds from sale of shares	106,388,744	81,132,971
Cost of shares redeemed	(103,766,706)	(96,662,088)

Net increase (decrease) from capital share transactions	2,622,038	(15,529,117)

Net decrease in net assets	(38,241,973)	(6,816,420)

Net assets:
Beginning of period	288,232,924	295,049,344

End of period	$249,990,951	$288,232,924

Undistributed net investment income at end of period	$6,767,227	$4,349,961

Capital share activity:
Shares sold	4,835,033	3,414,048
Shares redeemed	(4,743,357)	(4,064,045)

Total capital share activity	91,676	(649,997)

The accompanying notes are an integral part of the financial statements

Financial Highlights Selected data for each share of capital stock outstanding throughout each period	Series O (Equity Income Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$23.37	$22.73	$19.13	$18.44	$16.14	$13.17

Income (loss) from investment operations:
Net investment income[b]	0.19	0.34	0.31	0.23	0.21	0.22
Net gain (loss) on securities (realized and unrealized)	(3.44)	0.30	3.29	0.46	2.12	3.09

Total from investment operations	(3.25)	0.64	3.60	0.69	2.33	3.31

Less distributions:
Dividends from net investment income	—	—	—	—	(0.03)	(0.20)
Distributions from realized gains	—	—	—	—	—	(0.14)

Total distributions	—	—	—	—	(0.03)	(0.34)

Net asset value, end of period	$20.12	$23.37	$22.73	$19.13	$18.44	$16.14

Total Return[c]	(13.91%)	2.82%	18.82%	3.74%	14.43%	25.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,991	$288,233	$295,049	$259,728	$240,833	$196,720

Ratios to average net assets:
Net investment income	1.77%	1.42%	1.41%	1.29%	1.31%	1.55%
Total expenses[d]	1.15%	1.14%	1.15%	1.15%	1.13%	1.09%
Net expenses[e]	1.15%	1.14%	1.15%	1.15%	1.13%	1.08%
Net expenses prior to custodian earnings credits and net of expense waivers	1.15%	1.14%	1.15%	1.15%	1.13%	1.09%

Portfolio turnover rate	40%	25%	18%	20%	20%	19%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series P

HIGH YIELD SERIES

Adviser,

Security Global Investors

Performance Summary June 30, 2008	Series P (High Yield Series) (unaudited)

PERFORMANCE

Series P vs. Lehman Brothers High Yield Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series P (High Yield Series) on June 30, 1998 and reflects the fees and expenses of Series P. The Lehman Brothers High Yield Index is an unmanaged index that tracks below investment grade bonds.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series P	(1.76%)	6.95%	5.29%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Comparison by Quality Ratings

(Based on Standard & Poor’s Ratings)

A	0.03%
BBB	3.84
BB	23.47
B	41.61
CCC	15.05
D	0.52
NR	5.83
Common Stocks	0.04
Preferred Stocks	3.42
Commercial Paper	4.60
Other Assets in Excess of Liabilities	1.59

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Performance Summary June 30, 2008	Series P (High Yield Series) (unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series P (High Yield Series)
Actual	$1,000.00	$988.53	$4.65
Hypothetical	1,000.00	1,020.19	4.72

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (1.15%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.94%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one- half year period)

Schedule of Investments June 30, 2008 (Unaudited)	Series P (High Yield Series)

	Shares	Value
COMMON STOCK - 0.0%
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. *	57	$2,820

Airlines - 0.0%
Delta Air Lines, Inc. *	1,719	9,798
Northwest Airlines Corporation *	301	2,005

		11,803

Broadcasting & Cable TV - 0.0%
Adelphia Recovery Trust *	5,270	237
Time Warner Cable, Inc. *	304	8,041

		8,278

Electronic Manufacturing Services - 0.0%
Viasystems Group, Inc. *	1,207	12,070

Health Care Equipment - 0.0%
MEDIQ, Inc. *	92	1

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. * (1)	30,450	7,613
HomeBanc Corporation *	30,000	210

		7,823

TOTAL COMMON STOCK (Cost $746,358)		$42,795

	Principal Amount	Value
CONVERTIBLE BOND - 4.1%
Aerospace & Defense - 1.1%
DRS Technologies, Inc.
2.00%, 2026 (2)(3)	$800,000	1,086,000

Automotive - 0.7%
Sonic Automotive, Inc.
5.25%, 2009	650,000	630,500

Health Care Services - 0.8%
Aspect Medical Systems, Inc.
2.50%, 2014	725,000	426,844
Invacare Corporation
4.13%, 2027	350,000	346,451

		773,295

Petroleum - 0.8%
USEC, Inc.
3.00%, 2014	1,100,000	822,250

Telecommunications - 0.7%
Nextel Communications, Inc.
5.25%, 2010	750,000	723,750

TOTAL CONVERTIBLE BOND (Cost $4,316,275)		$4,035,795

CORPORATE BOND - 80.2%
Aerospace & Defense - 2.0%
Esterline Technologies Corporation
7.75%, 2013 (3)	610,000	613,050
Vought Aircraft Industries, Inc.
8.00%, 2011	1,450,000	1,348,500

		1,961,550

Airlines - 2.0%
Continental Airlines, Inc.
7.03%, 2011	293,239	243,388
8.31%, 2011	549,303	513,599
Delta Air Lines, Inc.
7.90%, 2009 (4)	75,000	1,031
7.71%, 2011	530,000	437,250
7.78%, 2012	833,106	741,464

		1,936,732

Automotive - 4.4%
Dura Operating Corporation
8.625%, 2012 (4)	10,000	400
Ford Motor Credit Company LLC
7.16%, 2012 (5)	300,000	281,173
General Motors Corporation
8.38%, 2033	1,150,000	681,375
Group 1 Automotive, Inc.
8.25%, 2013	1,050,000	981,750
Metaldyne Corporation
11.00%, 2012	1,000,000	270,000
Sonic Automotive, Inc.
8.63%, 2013	600,000	555,000
Tenneco, Inc.
8.63%, 2014	550,000	485,375
TRW Automotive, Inc.
7.25%, 2014 (2)(3)	1,250,000	1,050,000

		4,305,073

Banking - 0.1%
FCB Capital Trust
8.05%, 2028	75,000	77,045
Western Financial Bank
9.63%, 2012	5,000	5,203

		82,248

Brokerage - 2.6%
E*Trade Financial Corporation
8.00%, 2011	750,000	690,000
7.88%, 2015	2,150,000	1,849,000

		2,539,000

Chemicals - 1.1%
CNA Holdings, Inc.
7.13%, 2009	225,000	213,750
Methanex Corporation
8.75%, 2012	5,000	5,287
PolyOne Corporation
6.52%, 2010	330,000	308,550
6.58%, 2011	625,000	578,125

		1,105,712

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P (High Yield Series)
June 30, 2008 (Unaudited) - continued

	Principal Amount	Value
CORPORATE BOND (continued)
Communications - Other - 0.2%
RH Donnelley Corporation
8.88%, 2017 (2)(3)	$350,000	$208,250

Construction Machinery - 1.7%
RSC Equipment Rental, Inc.
9.50%, 2014	750,000	626,250
United Rentals North America, Inc.
6.50%, 2012	625,000	562,500
7.00%, 2014	625,000	484,375

		1,673,125

Consumer Products - 0.2%
Hanesbrands, Inc.
6.51%, 2014 (3)(5)	150,000	139,500
Hasbro, Inc.
6.15%, 2008	56,000	56,049
Icon Health & Fitness
11.25%, 2012	25,000	25,562

		221,111

Distributors - 1.2%
SemGroup, LP
8.75%, 2015 (2)(3)	1,200,000	1,164,000

Electric - 1.8%
AES Red Oak LLC
8.54%, 2019	1,124,038	1,166,189
Dynegy Holdings, Inc.
7.75%, 2019	250,000	227,500
East Coast Power LLC
7.07%, 2012	82,946	85,145
GrafTech Finance, Inc.
10.25%, 2012	155,000	160,425
Westar Energy, Inc.
7.13%, 2009	90,000	92,356

		1,731,615

Environmental -0.4%
Casella Waste Systems, Inc.
9.75%, 2013	400,000	398,000

Financial - Other - 1.8%
Harland Clarke Holdings Corporation
7.43%, 2015 (5)	1,400,000	1,036,000
Progress Capital Trust I
10.50%, 2027	700,000	746,056

		1,782,056

Financial Companies - Noncaptive Consumer - 1.9%
General Motors Acceptance Corporation
6.75%, 2014	650,000	429,289
8.00%, 2031	1,350,000	878,281
Residential Capital LLC
8.88%, 2015	1,300,000	507,000

		1,814,570

Food & Beverage - 2.3%
Dole Food Company, Inc.
7.25%, 2010	400,000	362,000
8.88%, 2011	1,150,000	1,023,500
Harry & David Holdings, Inc.
9.00%, 2013	900,000	792,000
Land O’ Lakes, Inc.
8.75%, 2011	60,000	60,675

		2,238,175

Gaming - 5.6%
Boyd Gaming Corporation
7.13%, 2016	800,000	590,000
Galaxy Entertainment Finance Company, Ltd.
9.88%, 2012(2)(3)	975,000	946,969
Harrah’s Operating Company, Inc.
10.75%, 2016(2)(3)	750,000	622,500
MGM Mirage
8.50%, 2010	15,000	14,812
8.38%, 2011	55,000	53,075
6.75%, 2012	625,000	560,938
6.75%, 2013(3)	250,000	215,625
Mohegan Tribal Gaming Authority
7.13%, 2014	1,250,000	1,037,500
Pinnacle Entertainment, Inc.
7.50%, 2015	750,000	573,750
Station Casinos, Inc.
6.00%, 2012	925,000	735,375
Turning Stone Resort Casino Enterprise
9.13%, 2014(2)(3)	150,000	149,250

		5,499,794

Healthcare -3.6%
Coventry Health Care, Inc.
6.13%, 2015	575,000	529,495
HCA, Inc.
6.50%, 2016	2,600,000	2,164,500
InvaCare Corporation
9.75%, 2015(3)	150,000	150,000
Johnsondiversey, Inc.
9.63%, 2012	5,000	5,050
US Oncology, Inc.
10.75%, 2014	675,000	669,938

		3,518,983

Home Construction - 1.2%
Meritage Homes Corporation
7.00%, 2014	500,000	405,000

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P (High Yield Series)
June 30, 2008 (Unaudited) - continued

	Principal Amount	Value
CORPORATE BOND (continued)
Home Construction (continued)
Meritage Homes Corporation (continued)
6.25%, 2015	$1,000,000	$800,000

		1,205,000

Independent Energy - 2.8%
Forest Oil Corporation
7.25%, 2019	375,000	360,000
Hilcorp Energy I, LP
7.75%, 2015 (2)(3)	250,000	240,000
MarkWest Energy Partners, LP
8.50%, 2016	400,000	406,000
Plains Exploration & Production Company
7.00%, 2017	500,000	480,000
Range Resources Corporation
7.38%, 2013	75,000	74,812
Southwestern Energy Company
7.50%, 2018 (2)(3)	150,000	154,337
Transmeridian Exploration, Inc.
12.00%, 2010	1,225,000	937,125
VeraSun Energy Corporation
9.38%, 2017	250,000	128,750

		2,781,024

Industrial - Other - 1.5%
Anixter International, Inc.
5.95%, 2015	250,000	220,000
Belden, Inc.
7.00%, 2017	300,000	288,000
Iron Mountain, Inc.
8.25%, 2011	800,000	798,000
Mobile Services Group, Inc.
9.75%, 2014	200,000	192,000

		1,498,000

Insurance - Life - 0.1%
USI Holdings Corporation
9.75%, 2015 (2)(3)	100,000	86,000

Insurance - Property & Casualty - 2.1%
Fairfax Financial Holdings, Ltd.
7.75%, 2012	2,075,000	2,007,562

Media - Cable - 2.4%
Cablevision Systems Corporation
7.13%, 2009 (5)	250,000	250,000
CSC Holdings, Inc.
7.25%, 2008	375,000	375,000
8.13%, 2009 to 2009	35,000	35,263
6.75%, 2012	325,000	305,500
Satelites Mexicanos S.A. de CV
11.55%, 2011 (5)	1,464,175	1,423,910

		2,389,673

Media - Non Cable - 6.3%
Block Communications, Inc.
8.25%, 2015 (2)(3)	1,125,000	1,068,750
Bonten Media Acquisition Company
9.00%, 2015 (2)(3)	100,000	73,000
CMP Susquehanna Corporation
9.88%, 2014	1,200,000	840,000
Fisher Communications, Inc.
8.63%, 2014	250,000	261,250
Historic TW, Inc.
9.13%, 2013	30,000	32,942
Idearc, Inc.
8.00%, 2016	650,000	408,688
Intelsat, Ltd.
7.63%, 2012	725,000	580,000
Morris Publishing Group LLC
7.00%, 2013 (3)	1,625,000	991,250
Reader’s Digest Association, Inc.
9.00%, 2017 (2)(3)	150,000	109,500
RH Donnelley Corporation
8.88%, 2016	650,000	390,000
Univision Communications, Inc.
9.75%, 2015 (2)(3)	1,950,000	1,433,250

		6,188,630

Metals & Mining - 3.8%
Asia Aluminum Holdings, Ltd.
8.00%, 2011 (2)(3)	2,800,000	2,660,000
Noble Group, Ltd.
6.63%, 2015 (2)(3)	550,000	481,727
PNA Group, Inc.
10.75%, 2016 (3)	500,000	587,500

		3,729,227

Natural Gas Pipelines - 1.2%
Regency Energy Partners, LP
8.38%, 2013	1,105,000	1,129,862

Oil Field Services - 1.8%
Griffin Coal Mining Company Pty, Ltd.
9.50%, 2016 (2)(3)	1,400,000	1,113,000
Pemex Project Funding Master Trust
7.88%, 2009	25,000	25,670
9.13%, 2010	10,000	10,900
Stallion Oilfield Services
9.75%, 2015 (2)(3)	700,000	595,000

		1,744,570

Packaging - 0.9%
Ball Corporation
6.88%, 2012	250,000	249,375
Graham Packaging Company, Inc.
9.88%, 2014	625,000	553,125

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series P (High Yield Series)
June 30, 2008 (Unaudited) - continued

	Principal Amount	Value
CORPORATE BOND (continued)
Packaging (continued)
Owens-Illinois, Inc.
7.50%, 2010	$30,000	$30,525

		833,025

Paper - 2.7%
Georgia-Pacific LLC
7.13%, 2017 (2)(3)	325,000	305,500
Sino-Forest Corporation
9.13%, 2011 (2)(3)	2,275,000	2,300,594

		2,606,094

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International
7.00%, 2011	50,000	51,750

Refining - 1.1%
Frontier Oil Corporation
6.63%, 2011	300,000	295,500
United Refining Company
10.50%, 2012	850,000	822,375

		1,117,875

REIT’s - 3.5%
American Real Estate Partners, LP
8.13%, 2012	2,185,000	2,097,600
7.13%, 2013	400,000	363,000
BFSaul Reit
7.50%, 2014	1,150,000	994,750

		3,455,350

Restaurants - 0.1%
Seminole Hard Rock Entertainment, Inc.
5.28%, 2014 (2)(3)(5)	150,000	126,000

Retailers - 6.8%
Blockbuster, Inc.
9.00%, 2012	850,000	694,875
Duane Reade, Inc.
9.75%, 2011	1,300,000	1,163,500
General Nutrition Centers, Inc.
7.20%, 2014 (5)	675,000	570,375
JC Penney Corporation, Inc.
7.38%, 2008	40,000	40,108
Michaels Stores, Inc.
11.38%, 2016	1,750,000	1,391,250
Neiman Marcus Group, Inc.
10.38%, 2015	1,450,000	1,450,000
PCA LLC
11.875%, 2009 (4)	30,000	1,200
Saks, Inc.
9.88%, 2011	1,300,000	1,352,000

		6,663,308

Technology - 5.3%
Amkor Technology, Inc.
9.25%, 2016	2,125,000	2,024,062
NXPBV
9.50%, 2015	650,000	565,500
Seagate Technology HDD Holdings
6.80%, 2016	650,000	593,125
Viasystems, Inc.
10.50%, 2011	2,000,000	1,975,000

		5,157,687

Telecommunications - Wireless - 2.5%
iPCS, Inc.
6.12%, 2014 (5)	400,000	340,000
MetroPCS Wireless, Inc.
9.25%, 2014	675,000	649,687
Rural Cellular Corporation
8.62%, 2012 (5)	650,000	654,875
5.68%, 2013 (5)	175,000	175,438
West Corporation
11.00%, 2016	750,000	633,750

		2,453,750

Telecommunications - Wirelines - 0.2%
Qwest Corporation
7.88%, 2011	150,000	150,000

Transportation Services - 0.9%
St. Acquisition Corporation
12.50%, 2017 (2)(3)	1,350,000	459,000
US Shipping Partners, LP
13.00%, 2014	625,000	431,250

		890,250

TOTAL CORPORATE BOND (Cost $86,688,147)		$78,444,631

FOREIGN BOND - 0.1%
Tunisia - 0.1%
Banque Centrale de Tunisie
7.38%, 2012	80,000	84,600

TOTAL FOREIGN BOND (Cost $79,392)		$84,600

FOREIGN GOVERNMENT BOND - 0.4%
Chile - 0.0%
Chile Government International Bond
7.13%, 2012	25,000	27,130

Mexico - 0.2%
Mexico Government International Bond
8.38%, 2011	85,000	92,947
7.50%, 2012	116,000	126,092

		219,039

Philippines - 0.0%
Philippine Government International Bond
8.38%, 2009	30,000	30,825

Russia - 0.1%
Russia Government International Bond
8.25%, 2010 (2)(3)	16,223	16,932

Schedule of Investments	Series P (High Yield Series)
June 30, 2008 (Unaudited) - continued

	Principal Amount	Value
FOREIGN GOVERNMENT BOND (continued)
Russia (continued)
Russian Ministry of Finance
3.00%, 2011	$80,000	$76,319

		93,251

South Africa -0.1%
South Africa Government International Bond
7.38%, 2012	35,000	36,925

TOTAL FOREIGN GOVERNMENT BOND (Cost $370,212)		$407,170

PREFERRED STOCK - 3.4%
Department Stores - 0.3%
Sears Holdings Corporation
7.00%, 2042	6,510	78,731
7.40%, 2043	18,320	241,023

		319,754

Real Estate Investment Trusts - 1.5%
Hospitality Properties Trust
7.00%, 2012	85,000	1,436,500

Thrifts & Mortgage Finance - 1.6%
Federal Home Loan Mortgage Corporation
8.375%, 2012	28,000	680,400
Federal National Mortgage Association
8.25%, 2010	28,000	642,600
4.38%, 2011	7,000	268,100

		1,591,100

TOTAL PREFERRED STOCK (Cost $ 4,272,729)		$3,347,354

SENIOR FLOATING RATE INTERESTS - 5.6%
Automotive - 1.6%
Delphi, Term Loan C
8.50%, 2008 (5)(6)	496,000	462,107
Ford Motor Company, Term Loan B
5.48%, 2013 (5)(6)	1,280,500	1,030,482

		1,492,589

Business Equipment & Services - 3.1%
First Data Corporation, Initial B1 Term Loan
5.23%, 2014 (5)(6)	1,892,650	1,734,850
5.55%, 2014 (5)(6)	191,600	175,626
VNU, Term Loan
4.73%, 2013 (5)(6)	1,228,132	1,143,260

		3,053,736

Healthcare - 0.9%
DaVita, Inc., Term Loan B
3.99%, 2012 (5)(6)	496,771	476,590
4.14%, 2012 (5)(6)	40,494	38,849
4.18%, 2012 (5)(6)	26,996	25,899
4.20%, 2012 (5)(6)	329,786	316,389
4.22%, 2012 (5)(6)	26,996	25,900

		883,627

TOTAL SENIOR FLOATING RATE INTERESTS (Cost $5,922,102)		5,429,952
COMMERCIAL PAPER - 4.6%
Electric - 1.6% FPL Group Capital, Inc.
2.62%, 7/1/2008 (3	1,500,000	1,500,000

Food & Beverage - 1.5% Nestle Capital Corporation
2.16%, 7/8/2008 (3)	1,500,000	1,499,390

Non U.S. Banking - 1.5%
Danske Corporation 2.60%, 7/7/2008 (3)	1,500,000	1,499,313

TOTAL COMMERCIAL PAPER (Cost $4,498,703)		$4,498,703

Total Investments (SBL P Fund) (Cost $106,893,918) - 98.4%		$96,291,000
Other Assets in Excess of Liabilities - 1.6%		1,553,817

TOTAL NET ASSETS - 100.0%		$97,844,817

Footnotes

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $106,359,171.

*	- Non-income producing security

1	- Security is deemed illiquid. The total market value of illiquid securities is $7,613 (cost $451,175), or 0.0% of total net assets.

2	- Security was acquired through a private placement.

3	- Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $23,645,186 (cost $25,582,137), or 24.2% of total net assets.

4	- Security is in default of interest and/or principal obligations.

5	- Variable rate security. Rate indicated is rate effective at June 30, 2008.

6	- Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series P

(High Yield Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$96,291,000
Cash	156,912
Receivables:
Fund shares sold	342,314
Interest	1,902,459
Dividends	40
Prepaid expenses	1,560

Total assets	98,694,285

Liabilities:
Payable for:
Fund shares redeemed	756,117
Management fees	60,348
Administration fees	10,794
Transfer agent/maintenance fees	2,083
Custodian fees	4,120
Directors’ fees	1,816
Professional fees	10,668
Other fees	3,522

Total liabilities	849,468

Net assets	$97,844,817

Net assets consist of:
Paid in capital	$95,923,366
Undistributed net investment income	13,437,543
Accumulated net realized loss on sale of investments	(913,174)
Net unrealized depreciation in value of investments	(10,602,918)

Net assets	$97,844,817

Capital shares authorized	unlimited
Capital shares outstanding	5,160,760
Net asset value per share (net assets divided by shares outstanding)	$18.96

* Investments, at cost	$106,893,918

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$162,799
Interest	4,572,165

Total investment income	4,734,964

Expenses:
Management fees	385,554
Administration fees	54,936
Transfer agent/maintenance fees	12,610
Custodian fees	11,116
Directors’ fees	3,675
Professional fees	8,521
Reports to shareholders	2,749
Other	2,435

Total expenses	481,596
Less:
Earnings credits applied	(41)

Net expenses	481,555

Net investment income	4,253,409

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(503,300)

Net realized loss	(503,300)
Net unrealized appreciation (depreciation) during the period on:
Investments	(5,227,980)

Net unrealized depreciation	(5,227,980)

Net realized and unrealized loss	(5,731,280)

Net decrease in net assets resulting from operations	$(1,477,871)

The accompanying notes are an integral part of the financial statements

Series P
Statement of Changes in Net Assets	(High Yield Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$4,253,409	$8,538,449
Net realized (loss) during the period on investments	(503,300)	(182,569)
Net unrealized depreciation during the period on investments	(5,227,980)	(6,161,486)

Net increase (decrease) in net assets resulting from operations	(1,477,871)	2,194,394

Capital share transactions:
Proceeds from sale of shares	57,654,888	86,289,967
Cost of shares redeemed	(73,633,284)	(79,327,389)

Net increase (decrease) from capital share transactions	(15,978,396)	6,962,578

Net increase (decrease) in net assets	(17,456,267)	9,156,972

Net assets:
Beginning of period	115,301,084	106,144,112

End of period	$97,844,817	$115,301,084

Undistributed net investment income at end of period	$13,437,543	$9,184,134

Capital share activity:
Shares sold	3,051,310	4,491,234
Shares redeemed	(3,903,581)	(4,128,501)

Total capital share activity	(852,271)	362,733

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series P
Selected data for each share of capital stock outstanding throughout each period	(High Yield Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$19.18	$18.79	$16.90	$16.28	$14.71	$12.79

Income (loss) from investment operations:
Net investment income[b]	0.78	1.38	0.90	1.09	1.12	0.90
Net gain (loss) on securities (realized and unrealized)	(1.00)	(0.99)	0.99	(0.47)	0.58	1.87

Total from investment operations	(0.22)	0.39	1.89	0.62	1.70	2.77

Less distributions:
Dividends from net investment income	—	—	—	—	(0.13)	(0.85)

Total distributions	—	—	—	—	(0.13)	(0.85)

Net asset value, end of period	$18.96	$19.18	$18.79	$16.90	$16.28	$14.71

Total Return[c]	(1.15%)	2.08%	11.18%	3.81%	11.61%	21.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,845	$115,301	$106,144	$77,971	$74,316	$78,491

Ratios to average net assets:
Net investment income	8.28%	7.19%	7.24%	7.13%	7.08%	7.53%
Total expenses[d]	0.94%	0.92%	0.93%	0.97%	0.94%	0.87%
Net expenses[e]	0.94%	0.92%	0.93%	0.97%	0.94%	0.87%
Net expenses prior to custodian earnings credits and net of expense waivers	0.94%	0.92%	0.93%	0.97%	0.94%	0.87%

Portfolio turnover rate	33%	50%	52%	64%	63%	52%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series Q

SMALL CAP VALUE SERIES

Subadviser,

Wells Capital Management, Incorporated

Series Q
Performance Summary	(Small Cap Value Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series Q vs. Russell 2000 Index

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Q (Small Cap Value Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series Q. The Russell 2000 Index is a capitalization-weighted index that measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Portfolio Composition by Sector

Consumer Discretionary	4.74%
Consumer Staples	2.49
Energy	33.78
Financials	9.12
Health Care	3.90
Industrials	10.61
Information Technology	7.55
Materials	18.19
Telecommunication Services	0.93
Exchange Traded Funds	0.65
Repurchase Agreement	8.59
Liabilities in Excess of Other Assets	(0.55)

Total Net Assets	100.00%

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	Since Inception (5-1-00)
Series Q	(4.33%)	17.31%	15.05%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The accompanying notes are an integral part of the financial statements

Series Q
Performance Summary	(Small Cap Value Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series Q (Small Cap Value Series)
Actual	$1,000.00	$989.59	$5.74
Hypothetical	1,000.00	1,019.10	5.82

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (1.04%).

[2]

Expenses are equal to the Series annualized expense ratio of 1.16%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series Q (Small Cap Value Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 90.9%
Airlines - 0.6%
Alaska Air Group, Inc. *	37,900	$581,386
Lan Airlines S.A. ADR	31,600	323,584

		904,970

Apparel Retail - 0.6%
Collective Brands, Inc. * (1)	87,000	1,011,810

Application Software - 0.3%
Cadence Design Systems, Inc. *	28,000	282,800
Symyx Technologies *	34,800	242,904

		525,704

Automobile Manufacturers - 0.6%
Fleetwood Enterprises, Inc. *	345,300	904,686

Biotechnology - 0.1%
Infinity Pharmaceuticals, Inc. *	28,500	223,440

Broadcasting & Cable TV - 0.9%
Citadel Broadcasting Corporation *	497,500	606,950
Discovery Holding Company *	32,700	718,092
Entravision Communications Corporation *	30,100	121,002

		1,446,044

Casinos & Gaming - 0.1%
Empire Resorts, Inc. *	50,500	147,965

Commercial Printing - 0.5%
Deluxe Corporation	43,100	768,042

Commodity Chemicals - 0.3%
Calgon Carbon Corporation *	33,900	524,094

Communications Equipment - 2.2%
3Com Corporation *	786,700	1,667,804
China GrenTech Corporation, Ltd. ADR*	135,700	618,792
MRV Communications, Inc. *	493,380	587,122
Powerwave Technologies, Inc. *	140,800	598,400

		3,472,118

Computer Hardware - 0.4%
Cray, Inc. *	142,700	662,128

Computer Storage & Peripherals - 2.0%
Electronics for Imaging, Inc. *	2,800	40,880
Intermec, Inc. *	145,900	3,075,572

		3,116,452

Construction & Engineering - 3.4%
Chicago Bridge & Iron Company N.V.	124,400	4,953,608
MasTec, Inc. * (1)	35,300	376,298

		5,329,906

Construction Materials - 0.4%
U.S. Concrete, Inc. *	124,800	594,048

Diversified Chemicals - 0.6%
Ashland, Inc.	19,800	954,360

Diversified Commercial & Professional Services - 1.9%
Geo Group, Inc. *	107,050	2,408,625
Healthcare Services Group	32,655	496,683

		2,905,308

Electrical Components & Equipment - 1.9%
Encore Wire Corporation (1)	5,000	105,950
GrafTech International, Ltd. * (1)	86,700	2,326,161
Power-One, Inc. *	264,000	498,960

		2,931,071

Electronic Equipment Manufacturers - 2.3%
Cognex Corporation (1)	35,400	815,970
Coherent, Inc. *	43,600	1,303,204
OSI Systems, Inc. *	64,900	1,390,158
Vishay Intertechnology, Inc. *	16,400	145,468

		3,654,800

Environmental & Facilities Services - 1.4%
ABM Industries, Inc.	100,600	2,238,350

Exchange Traded Funds - 0.7%
iShares Russell 2000 Value Index Fund	8,300	531,200
KBW Regional Banking ETF	18,400	487,600

		1,018,800

Gold - 10.6%
Eldorado Gold Corporation * (1)	75,100	649,615
Goldcorp, Inc. (1)	142,600	6,583,842
Randgold Resources, Ltd. ADR (1)	179,100	8,270,838
Yamana Gold, Inc. (1)	72,300	1,195,842

		16,700,137

Health Care Equipment - 0.3%
Symmetry Medical, Inc. *	30,700	497,954

Health Care Services - 1.8%
Cross Country Healthcare, Inc. *	109,250	1,574,292
Gentiva Health Services, Inc. *	64,900	1,236,345

		2,810,637

Health Care Supplies - 0.5%
OraSure Technologies, Inc. *	217,000	811,580

Homebuilding - 1.8%
Champion Enterprises, Inc. * (1)	345,400	2,020,590
Palm Harbor Homes, Inc. *	57,800	319,634
Skyline Corporation	20,700	486,450

		2,826,674

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Q (Small Cap Value Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Human Resource & Employment Services - 0.2%
Kforce, Inc. *	37,200	$315,828

Integrated Oil & Gas - 2.4%
InterOil Corporation * (1)	128,500	3,777,900

Integrated Telecommunication Services - 0.9%
Cincinnati Bell, Inc. *	365,800	1,455,884

Life Sciences Tools & Services - 0.7%
Applera Corporation - Applied Biosystems Group	11,600	388,368
MDS, Inc. *	41,800	677,160

		1,065,528

Metal & Glass Containers - 0.9%
Constar International, Inc. *	49,700	124,747
Intertape Polymer Group, Inc. *	383,600	1,258,208

		1,382,955

Mortgage REIPs - 4.9%
Annaly Capital Management, Inc. (1)	198,700	3,081,837
Anworth Mortgage Asset Corporation (1)	120,000	781,200
Capstead Mortgage Corporation (1)	141,800	1,538,530
Hatteras Financial Corporation	42,200	970,178
MFA Mortgage Investments, Inc.	212,700	1,386,804

		7,758,549

Office Services & Supplies - 0.6%
ACCO Brands Corporation *	89,000	999,470

Oil & Gas Drilling - 4.3%
Helmerich & Payne, Inc. (1)	53,100	3,824,262
Parker Drilling Company *	78,200	782,782
Pride International, Inc. *	26,400	1,248,456
Transocean, Inc.	5,800	883,862

		6,739,362

Oil & Gas Equipment & Services - 13.3%
Boots & Coots International Control, Inc. *	52,000	123,760
Global Industries, Ltd. * (1)	270,400	4,848,272
Helix Energy Solutions Group, Inc. * (1)	51,200	2,131,968
ION Geophysical Corporation * (1)	34,100	595,045
Key Energy Services, Inc. *	151,635	2,944,752
Matrix Service Company *	3,700	85,322
Newpark Resources *	350,900	2,758,074
Oceaneering International, Inc. *	30,400	2,342,320
PHI, Inc. (Non Voting)*	34,900	1,401,933
PHI, Inc. *	6,400	257,280
Smith International, Inc.	4,100	340,874
Willbros Group, Inc. * (1)	68,200	2,987,842

		20,817,442

Oil & Gas Exploration & Production - 12.8%
Forest Oil Corporation * (1)	37,100	2,763,950
Mariner Energy, Inc. * (1)	29,400	1,086,918
McMoRan Exploration Company * (1)	152,800	4,205,056
Newfield Exploration Company *	25,200	1,644,300
Noble Energy, Inc. (1)	12,100	1,216,776
PetroHawk Energy Corporation * (1)	14,500	671,495
Petroquest Energy, Inc. *	24,700	664,430
Pioneer Natural Resources Company	12,200	955,016
Range Resources Corporation	105,500	6,914,470

		20,122,411

Other Diversified Financial Services - 0.1%
Highlands Acquisition Corporation *	12,600	120,330

Packaged Foods & Meats - 1.5%
Del Monte Foods Company	324,200	2,301,820

Paper Packaging - 0.1%
Chesapeake Corporation	48,700	114,445

Paper Products - 0.3%
Wausau Paper Corporation	67,400	519,654

Personal Products - 1.0%
Prestige Brands Holdings, Inc. *	150,000	1,599,000

Pharmaceuticals - 0.5%
Alpharma, Inc. *	31,700	714,201

Precious Metals & Minerals - 0.7%
Apex Silver Mines, Ltd. *	228,900	1,123,899

Property & Casualty Insurance - 3.6%
Argo Group International Holdings, Ltd. *	74,200	2,490,152
Hilltop Holdings, Inc. *	86,290	889,650
Mercury General Corporation	27,900	1,303,488
NYMAGIC, Inc.	23,800	456,008
OneBeacon Insurance Group, Ltd.	25,800	453,306

		5,592,604

Publishing - 0.7%
McClatchy Company	49,900	338,322
RH Donnelley Corporation *	150,100	450,300
Voyager Learning Company *	61,700	311,585

		1,100,207

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Q (Small Cap Value Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Regional Banks - 0.2%
Colonial BancGroup, Inc.	58,300	$257,686

Residential REIPs - 0.4%
Sun Communities, Inc.	31,900	581,537

Semiconductor Equipment - 0.396
Credence Systems Corporation *	314,500	408,850

Specialty Chemicals - 0.396
OM Group, Inc. *	15,300	501,687

Steel - 3.9%
Carpenter Technology Corporation (1)	36,500	1,593,225
Steel Dynamics, Inc. (1)	79,000	3,086,530
United States Steel Corporation (1)	4,000	739,120
Webco Industries, Inc. *	4,745	707,005

		6,125,880

Trucking - 0.1%
Covenant Transportation Group, Inc.*	45,800	153,430

TOTAL COMMON STOCK (Cost $127,269,712)		$142,631,637

FOREIGN STOCK - 1.0%
Canada - 1.0%
Air Canada *	12,100	94,090
Trilogy Energy Trust	114,800	1,529,841

		1,623,931

TOTAL FOREIGN STOCK (Cost $1,785,865)		$1,623,931

	Principal Amount	Value
REPURCHASE AGREEMENT - 8.6%
State Street, 0.20%, dated 6/30/08, matures 7/1/08; repurchase amount $13,480,521 (Collaeralized by FNMA, 5.25%, 1/09 with a value of $13,751,701)	$13,480,446	$13,480,446

TOTAL REPURCHASE AGREEMENT (Cost $13,480,446)		$13,480,446

Total Investments (SBL Q Fund) (Cost $142,536,023) - 100.5%		$157,736,014
Liabilities in Excess of Other Assets - (0.5)%		(861,725)

TOTAL NET ASSETS - 100.0%		$156,874,289

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $143,042,517.

*	-	Non-income producing security

1	-	Security is segregated as collateral for open written option

Glossary:

ADR	-	American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series Q

(Small Cap Value Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$157,736,014
Receivables:
Fund shares sold	982,413
Securities sold	1,920,008
Dividends	258,561
Prepaid expenses	2,383

Total assets	160,899,379

Liabilities:
Cash overdraft	234,277
Payable for:
Fund shares redeemed	1,153,524
Securities purchased	1,008,911
Written options, at value (premiums received $1,294,008)	1,461,175
Management fees	130,406
Administration fees	14,489
Transfer agent/maintenance fees	2,083
Custodian fees	2,410
Directors’ fees	1,690
Professional fees	6,523
Other fees	9,602

Total liabilities	4,025,090

Net assets	$156,874,289

Net assets consist of:
Paid in capital	$106,191,218
Accumulated net investment loss	(70,051)
Undistributed net realized gain on sale of investments and foreign currency transactions	35,720,363
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currencies	15,032,759

Net assets	$156,874,289

Capital shares authorized	unlimited
Capital shares outstanding	5,500,090
Net asset value per share (net assets divided by shares outstanding)	$28.52

* Investments, at cost	$142,536,023

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends (net of foreign withholding tax $5,660)	$803,063
Interest	29,875

Total investment income	832,938

Expenses:
Management fees	776,935
Administration fees	77,263
Transfer agent/maintenance fees	12,603
Custodian fees	17,930
Directors’ fees	4,614
Professional fees	6,879
Reports to shareholders	6,103
Other	3,509

Total expenses	905,836
Less:
Earnings credits applied	(3,159)

Net expenses	902,677

Net investment loss	(69,739)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	9,689,667
Foreign currency transactions	(534)
Options written	26,258

Net realized gain	9,715,391

Net unrealized appreciation (depreciation) during the period on:
Investments	(11,689,986)
Options written	(57,601)
Translation of assets and liabilities in foreign currencies	(134)

Net unrealized depreciation	(11,747,721)

Net realized and unrealized loss	(2,032,330)

Net decrease in net assets resulting from operations	$(2,102,069)

The accompanying notes are an integral part of the financial statements

Series Q
Statement of Changes in Net Assets	(Small Cap Value Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment loss	$(69,739)	$(721,499)
Net realized gain during the period on investments and foreign currency transactions	9,715,391	26,605,357
Net unrealized depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(11,747,721)	(9,960,349)

Net increase (decrease) in net assets resulting from operations	(2,102,069)	15,923,509

Capital share transactions:
Proceeds from sale of shares	27,234,759	81,333,559
Cost of shares redeemed	(35,129,399)	(90,238,003)

Net decrease from capital share transactions	(7,894,640)	(8,904,444)

Net increase (decrease) in net assets	(9,996,709)	7,019,065

Net assets:
Beginning of period	166,870,998	159,851,933

End of period	$156,874,289	$166,870,998

Accumulated net investment loss at end of period	$(70,051)	$(312)

Capital share activity:
Shares sold	967,806	2,808,779
Shares redeemed	(1,258,701)	(3,133,435)

Total capital share activity	(290,895)	(324,656)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series Q
Selected data for each share of capital stock outstanding throughout each period	(Small Cap Value Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$28.82	$26.14	$23.05	$20.13	$16.84	$11.24

Income (loss) from investment operations:
Net investment loss[b]	(0.01)	(0.12)	(0.09)	(0.11)	(0.12)	(0.03)
Net gain (loss) on securities (realized and unrealized)	(0.29)	2.80	3.18	3.03	3.53	5.73

Total from investment operations	(0.30)	2.68	3.09	2.92	3.41	5.70

Less distributions:
Distributions from realized gains	—	—	—	—	(0.12)	(0.10)

Total distributions	—	—	—	—	(0.12)	(0.10)

Net asset value, end of period	$28.52	$28.82	$26.14	$23.05	$20.13	$16.84

Total Return[c]	(1.04%)	10.25%	13.41%	14.51%	20.37%	50.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$156,874	$166,871	$159,852	$144,166	$112,133	$87,297

Ratios to average net assets:
Net investment loss	(0.09%)	(0.42%)	(0.36%)	(0.58%)	(0.68%)	(0.28%)
Total expenses[d]	1.17%	1.18%	1.25%	1.22%	1.19%	1.22%
Net expenses[e]	1.16%	1.18%	1.24%	1.22%	1.19%	1.22%
Net expenses prior to custodian earnings credits and net of expense waivers	1.17%	1.18%	1.25%	1.22%	1.19%	1.22%

Portfolio turnover rate	21%	42%	46%	37%	43%	37%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series V

MID CAP VALUE SERIES

Adviser,

Security Global Investors

Series V
Performance Summary	(Mid Cap Value Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series V vs. Russell 2500 Value Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series V (Mid Cap Value Series) on June 30, 1998 and reflects the fees and expenses of Series V. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series V	(15.81%)	14.30%	14.22%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	8.39%
Consumer Staples	7.89
Energy	9.80
Financials	17.60
Health Care	3.93
Industrials	14.09
Information Technology	18.10
Materials	5.39
Utilities	12.57
Exchange Traded Funds	1.02
Convertible Bonds	1.02
Commercial Paper	1.39
Warrants	0.07
U.S. Government Sponsored Agencies	0.41
Liabilities in Excess of Other Assets	(1.67)

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series V
Performance Summary	(Mid Cap Value Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series V (Mid Cap Value Series)
Actual	$1,000.00	$916.25	$4.29
Hypothetical	1,000.00	1,020.39	4.52

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (8.38%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.90%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series V (Mid Cap Value Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 98.8%
Aerospace & Defense - 0.7%
Argon ST, Inc. *	93,075	$2,308,260

Apparel Retail - 3.0%
Brown Shoe Company, Inc.	248,000	3,360,400
Collective Brands, Inc. *	166,220	1,933,139
Talbots, Inc.	407,300	4,720,607

		10,014,146

Apparel, Accessories & Luxury Goods - 2.2%
Fossil, Inc. *	56,900	1,654,083
Maidenform Brands, Inc. *	247,500	3,341,250
Oxford Industries, Inc.	125,600	2,405,240

		7,400,573

Application Software - 1.5%
EPIQ Systems, Inc. *	270,000	3,834,000
PLATO Learning, Inc. * (1)	415,750	1,101,737

		4,935,737

Auto Parts & Equipment - 0.1%
HydroGen Corporation * (1)(2)	672,346	235,321

Biotechnology - 0.2%
Combinatorx, Inc. *	164,150	582,733

Building Products - 0.6%
Trex Company, Inc. *	161,600	1,895,568

Coal & Consumable Fuels - 3.1%
Consol Energy, Inc. (3)	25,000	2,809,250
Evergreen Energy, Inc. *	1,741,300	3,029,862
USEC, Inc. *	771,700	4,691,936

		10,531,048

Communications Equipment - 1.2%
EF Johnson Technologies, Inc. *	404,000	707,000
Symmetricom, Inc. *	879,110	3,375,782

		4,082,782

Computer Storage & Peripherals - 0.4%
STEC, Inc. *	144,650	1,485,556

Construction & Engineering - 3.8%
Insituform Technologies, Inc. *	196,000	2,985,080
Quanta Services, Inc. *	238,400	7,931,568
URS Corporation *	49,000	2,056,530

		12,973,178

Consumer Finance - 0.8%
First Marblehead Corporation	1,103,900	2,837,023

Data Processing & Outsourced Services - 7.6%
Affiliated Computer Services, Inc. *	225,000	12,035,250
Computer Sciences Corporation *	250,000	11,710,000
Gevity HR, Inc.	366,200	1,970,156

		25,715,406

Diversified Commercial & Professional Services - 3.0%
GeoEye, Inc. *	60,130	1,064,902
Navigant Consulting, Inc. *	465,000	9,095,400

		10,160,302

Drug Retail - 1.4%
Longs Drug Stores Corporation	115,000	4,842,650

Electric Utilities - 6.6%
Allete, Inc. (3)	147,900	6,211,800
Empire District Electric Company	88,100	1,633,374
Great Plains Energy, Inc.	346,600	8,762,048
Northeast Utilities	141,700	3,617,601
Westar Energy, Inc.	100,000	2,151,000

		22,375,823

Electrical Components & Equipment - 1.5%
Power-One, Inc. *	2,360,900	4,462,101
UQM Technologies, Inc. *	282,466	621,425

		5,083,526

Electronic Manufacturing Services - 2.3%
Maxwell Technologies, Inc. *	674,300	7,161,066
Merix Corporation *	194,150	446,545

		7,607,611

Exchange Traded Funds - 1.0%
iShares S&P MidCap 400	46,500	3,441,930

Forest Products - 1.0%
Louisiana-Pacific Corporation	399,600	3,392,604

Gas Utilities - 2.3%
Atmos Energy Corporation	155,000	4,273,350
Southern Union Company	125,100	3,380,202

		7,653,552

Health Care Equipment - 0.4%
Aspect Medical Systems, Inc. *	203,500	1,280,015

Health Care Facilities - 1.4%
Community Health Systems, Inc. *	142,300	4,693,054

Health Care Services - 2.0%
Pediatrix Medical Group, Inc. *	97,600	4,804,848
RehabCare Group, Inc. *	120,000	1,923,600

		6,728,448

Highways & Railtracks - 0.5%
Quixote Corporation	222,000	1,827,060

Home Furnishings - 1.9%
Leggett & Platt, Inc.	382,600	6,416,202

Household Appliances - 0.3%
Whirlpool Corporation	18,000	1,111,140

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series V (Mid Cap Value Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Human Resource & Employment Services - 0.9%
Administaff, Inc.	106,000	$2,956,340

Industrial Machinery - 1.4%
Briggs & Stratton Corporation	263,000	3,334,840
Thermoenergy Corporation * (1)	1,130,000	1,401,200

		4,736,040

Mortgage REIPs - 0.1%
Bimini Capital Management, Inc. * (1)	768,100	192,025

Multi - Line Insurance - 1.6%
American Financial Group, Inc. (3)	205,250	5,490,438

Multi-Utilities - 3.7%
NorthWestern Corporation	165,100	4,196,842
SCANA Corporation	185,000	6,845,000
TECO Energy, Inc. (3)	64,300	1,381,807

		12,423,649

Oil & Gas Drilling - 2.7%
Helmerich & Payne, Inc. (3)	127,900	9,211,358

Oil & Gas Equipment & Services - 1.2%
Global Industries, Ltd. *	224,000	4,016,320

Oil & Gas Exploration & Production - 2.5%
Edge Petroleum Corporation *	40,350	217,486
Gulfport Energy Corporation *	186,300	3,068,361
Newfield Exploration Company * (3)	81,400	5,311,350

		8,597,197

Oil & Gas Refining & Marketing - 0.2%
Nova Biosource Fuels, Inc. *	1,154,800	773,716

Packaged Foods & Meats - 6.5%
Hormel Foods Corporation (3)	199,800	6,915,078
JM Smucker Company	156,600	6,364,224
Smithfield Foods, Inc. *	334,600	6,651,848
TreeHouse Foods, Inc. *	78,000	1,892,280

		21,823,430

Paper Packaging - 3.6%
Bemis Company, Inc.	284,000	6,367,280
Sonoco Products Company	188,550	5,835,623

		12,202,903

Paper Products - 0.8%
Schweitzer-Mauduit International, Inc.	154,400	2,601,640

Property & Casualty Insurance - 6.0%
Alleghany Corporation *	14,937	4,959,830
Assured Guaranty, Ltd.	157,100	2,826,229
Employers Holdings, Inc.	127,800	2,645,460
Hanover Insurance Group, Inc.	101,200	4,301,000
MBIA, Inc.	372,400	1,634,836
United America Indemnity, Ltd. *	80,500	1,076,285
W.R. Berkley Corporation	115,900	2,800,144

		20,243,784

Publishing - 0.3%
Valassis Communications, Inc. *	87,350	1,093,622

Railroads - 0.3%
Kansas City Southern *	25,000	1,099,750

Regional Banks - 6.6%
Commerce Bancshares, Inc.	168,000	6,662,880
Hancock Holding Company	110,800	4,353,332
Old National Bancorp	98,400	1,403,184
Whitney Holding Corporation	209,900	3,841,170
Wilmington Trust Corporation	229,300	6,062,692

		22,323,258

Restaurants - 0.6%
Red Robin Gourmet Burgers, Inc. *	66,500	1,844,710

Semiconductor Equipment - 1.1%
Ultratech, Inc. *	244,500	3,794,640

Semiconductors - 4.0%
IXYS Corporation *	1,132,300	13,519,662

Specialized Consumer Services - 0.4%
Regis Corporation	49,800	1,312,230

Thrifts & Mortgage Finance - 2.5%
Clayton Holdings, Inc. *	676,600	4,039,302
MGIC Investment Corporation	708,100	4,326,491

		8,365,793

Trucking - 1.0%
Old Dominion Freight Line, Inc. *	60,400	1,813,208
Saia, Inc. *	151,480	1,654,162

		3,467,370

TOTAL COMMON STOCK (Cost $379,789,811)		$333,701,123

WARRANTS - 0.1%
Warrants - 0.1%
Electric City Corporation
$ 1.00, 3/19/2009	3,333	6,993
Nova Biosource Fuels, Inc.
$ 2.40, 7/5/2011	369,350	113,475
ThermoEnergy Corporation
$ 0.75, 7/14/2008 (1)	1,130,000	124,857

		245,325

TOTAL WARRANTS (Cost $999,025)		$245,325

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series V (Mid Cap Value Series)
June 30, 2008 (Unaudited) - continued

	Principal Amount	Value
CONVERTIBLE BOND - 1.0%
Electric Utilities - 0.2%
Power-One, Inc.
8.00%, 2013 (4)(5)	$1,000,000	$822,530

Petroleum - 0.8%
USEC, Inc.
3.00%, 2014	3,500,000	2,616,250

TOTAL CONVERTIBLE BOND (Cost $4,500,000)		$3,438,780

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.4%
Federal Home Loan Bank
1.95% - 2008	1,400,000	1,399,848

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $1,399,848)		$1,399,848

COMMERCIAL PAPER - 1.4%
Brokerage - 0.7%
JP Morgan Chase & Company
1.90%, 7/2/2008	2,300,000	2,299,879

Electric - 0.3%
FPL Group Capital, Inc.
2.62%, 7/1/2008 (5)	1,000,000	1,000,000

Non U.S. Banking - 0.4%
Danske Corporation
2.60%, 7/7/2008 (5)	1,400,000	1,399,393

TOTAL COMMERCIAL PAPER (Cost $4,699,272)		$4,699,272

Total Investments (SBL V Fund) (Cost $391,387,956) - 101.7%		$343,484,348
Liabilities in Excess of Other Assets - (1.7)%		(56,49,446)

TOTAL NET ASSETS - 100.0%		$337,834,902

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $391,370,250.

*	-	Non-income producing security

1	-	Security is deemed illiquid. The total market value of illiquid securities is $3,055,141 (cost $15,611,783), or 0.9% of total net assets.

2	-	Investment in an affiliated issuer. See Note 7 in notes to financial statements.

3	-	Security is segregated as collateral for open written option contracts.

4	-	Security was acquired through a private placement.

5	-	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $3,221,923 (cost $3,399,393), or 1.0% of total net assets.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series V

(Mid Cap Value Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments in unaffiliated issues, at value*	$343,249,027
Investments in affiliated issues, at value**	235,321

Total investments	343,484,348
Cash	113,411
Receivables:
Fund shares sold	348,280
Securities sold	464,090
Interest	29,213
Dividends	378,398
Prepaid expenses	5,986

Total assets	344,823,726

Liabilities:
Payable for:
Fund shares redeemed	693,934
Securities purchased	4,177,188
Written options, at value (premiums received $718,276)	1,808,910
Management fees	223,470
Administration fees	28,906
Transfer agent/maintenance fees	2,083
Custodian fees	3,672
Directors’ fees	6,763
Professional fees	26,748
Other fees	17,150

Total liabilities	6,988,824

Net assets	$337,834,902

Net assets consist of:
Paid in capital	$247,817,767
Undistributed net investment income	4,733,891
Undistributed net realized gain on sale of investments	134,277,486
Net unrealized depreciation in value of investments	(48,994,242)

Net assets	$337,834,902

Capital shares authorized	unlimited
Capital shares outstanding	7,739,663
Net asset value per share (net assets divided by shares outstanding)	$43.65

*Investments in unaffiliated issues, at cost	$388,816,381
**Investments in affiliated issues, at cost	2,571,575

Total cost	$391,387,956

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$2,894,421
Interest	173,776

Total investment income	3,068,197

Expenses:
Management fees	1,348,397
Administration fees	171,687
Transfer agent/maintenance fees	12,606
Custodian fees	14,146
Directors’ fees	12,886
Professional fees	27,595
Reports to shareholders	11,175
Other	9,714

Total expenses	1,608,206
Less:
Earnings credits applied	(13)

Net expenses	1,608,193

Net investment income	1,460,004

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	28,963,480
Options written	1,104,126

Net realized gain	30,067,606

Net unrealized appreciation (depreciation) during the period on:
Investments	(63,932,975)
Options written	(1,093,683)

Net unrealized depreciation	(65,026,658)

Net realized and unrealized loss	(34,959,052)

Net decrease in net assets resulting from operations	$(33,499,048)

The accompanying notes are an integral part of the financial statements

Series V
Statement of Changes in Net Assets	(Mid Cap Value Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$1,460,004	$3,272,054
Net realized gain during the period on investments	30,067,606	104,209,879
Net unrealized depreciation during the period on investments	(65,026,658)	(97,356,058)

Net increase (decrease) in net assets resulting from operations	(33,499,048)	10,125,875

Capital share transactions:
Proceeds from sale of shares	35,359,413	122,735,639
Cost of shares redeemed	(73,236,877)	(170,920,635)

Net decrease from capital share transactions	(37,877,464)	(48,184,996)

Net decrease in net assets	(71,376,512)	(38,059,121)

Net assets:
Beginning of period	409,211,414	447,270,535

End of period	$337,834,902	$409,211,414

Undistributed net investment income at end of period	$4,733,891	$3,273,887

Capital share activity:
Shares sold	787,981	2,510,740
Shares redeemed	(1,638,072)	(3,481,740)

Total capital share activity	(850,091)	(971,000)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series V
Selected data for each share of capital stock outstanding throughout each period	(Mid Cap Value Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$47.64	$46.78	$40.79	$35.10	$28.33	$18.68

Income (loss) from investment operations:
Net investment income[b]	0.18	0.36	0.44	0.14	0.11	0.07
Net gain (loss) on securities (realized and unrealized)	(4.17)	0.50	5.55	5.55	7.39	10.03

Total from investment operations	(3.99)	0.86	5.99	5.69	7.50	10.10

Less distributions:
Dividends from net investment income	—	—	—	—	(0.01)	(0.06)
Distributions from realized gains	—	—	—	—	(0.72)	(0.39)

Total distributions	—	—	—	—	(0.73)	(0.45)

Net asset value, end of period	$43.65	$47.64	$46.78	$40.79	$35.10	$28.33

Total Return[c]	(8.38%)	1.86%	14.66%	16.21%	26.97%	54.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$337,835	$409,211	$447,271	$384,494	$307,536	$223,658

Ratios to average net assets:
Net investment income	0.81%	0.73%	1.01%	0.44%	0.37%	0.36%
Total expenses[d]	0.90%	0.89%	0.89%	0.90%	0.88%	0.83%
Net expenses[e]	0.90%	0.89%	0.89%	0.90%	0.88%	0.83%
Net expenses prior to custodian earnings credits and net of expense waivers	0.90%	0.89%	0.89%	0.90%	0.88%	0.83%

Portfolio turnover rate	59%	45%	42%	29%	43%	59%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series X

SMALL CAP GROWTH SERIES

Subadviser,

RS Investments, Inc.

Series X
Performance Summary	(Small Cap Growth Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series X vs. Russell 2000 Growth Index

$10,000 Over 10 Years

The chart above assumes a hypothetical $10,000 investment in Series X (Small Cap Growth Series) on June 30, 1998 and reflects the fees and expenses of Series X. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	10 Years
Series X	(21.38%)	8.07%	5.18%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	10.53%
Consumer Staples	1.29
Energy	10.80
Financials	6.08
Health Care	21.96
Industrials	15.83
Information Technology	18.37
Materials	1.89
Telecommunication Services	3.24
Repurchase Agreement	7.53
Assets in Excess of Liabilities	2.48

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series X
Performance Summary	(Small Cap Growth Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series X (Small Cap Growth Series)
Actual	$1,000.00	$814.74	$5.55
Hypothetical	1,000.00	1,018.75	6.17

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (18.53%).

[2]

Expenses are equal to the Series annualized expense ratio of 1.23%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series X (Small Cap Growth Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 90.0%
Aerospace & Defense - 3.4%
BE Aerospace, Inc. *	21,240	$494,680
Heico Corporation	17,530	570,426
Hexcel Corporation *	38,110	735,523

		1,800,629

Alternative Carriers - 1.9%
Premiere Global Services, Inc. *	68,710	1,001,792

Apparel Retail - 2.3%
Aeropostale, Inc. *	18,990	594,956
Jos A. Bank Clothiers, Inc. *	23,597	631,220

		1,226,176

Apparel, Accessories & Luxury Goods - 1.5%
FGX International Holdings, Ltd. *	72,830	585,553
True Religion Apparel, Inc. *	8,100	215,865

		801,418

Application Software - 3.2%
Advent Software, Inc. *	20,470	738,558
Nuance Communications, Inc. *	23,830	373,416
PROS Holdings, Inc. *	50,140	563,072

		1,675,046

Biotechnology - 3.1%
OSI Pharmaceuticals, Inc. *	15,010	620,213
Savient Pharmaceuticals, Inc. *	18,810	475,893
United Therapeutics Corporation *	5,300	518,075

		1,614,181

Casinos & Gaming - 1.9%
Scientific Games Corporation *	33,450	990,789

Commercial Printing - 1.7%
Innerworkings, Inc. *	73,100	874,276

Communications Equipment - 2.3%
Comtech Telecommunications Corporation *	10,700	524,300
DG FastChannel, Inc. *	39,150	675,338

		1,199,638

Computer Storage & Peripherals - 0.7%
Data Domain, Inc. *	15,770	367,914

Consumer Finance - 1.1%
Cardtronics, Inc. *	62,457	553,994

Data Processing & Outsourced Services - 4.0%
Cybersource Corporation *	26,180	437,991
TeleTech Holdings, Inc. *	41,790	834,128
TNS, Inc. *	33,960	813,682

		2,085,801

Education Services - 1.2%
DeVry, Inc.	12,080	647,730

Electrical Components & Equipment - 1.7%
EnerSys *	12,365	423,254
GrafTech International, Ltd. *	18,520	496,892

		920,146

Environmental & Facilities Services - 1.6%
Rollins, Inc.	38,100	564,642
Team, Inc. *	8,420	288,974

		853,616

Fertilizers & Agricultural Chemicals - 1.2%
Terra Industries, Inc.	13,070	645,005

Health Care Equipment - 8.3%
LeMaitre Vascular, Inc. *	154,350	450,702
Natus Medical, Inc. *	43,063	901,739
NuVasive, Inc. *	15,430	689,104
Spectranetics Corporation *	115,957	1,143,336
Vnus Medical Technologies, Inc. *	34,140	683,141
Zoll Medical Corporation *	14,920	502,357

		4,370,379

Health Care Facilities - 2.9%
NovaMed, Inc. *	110,420	416,283
Psychiatric Solutions, Inc. *	30,060	1,137,471

		1,553,754

Health Care Services - 2.2%
Amedisys, Inc. *	10,660	537,477
IPC The Hospitalist Company, Inc. *	33,921	638,393

		1,175,870

Health Care Supplies - 1.0%
RTI Biologies, Inc. *	61,110	534,712

Health Care Technology - 1.9%
Trizetto Group *	47,750	1,020,895

Industrial Machinery - 2.1%
Dynamic Materials Corporation	9,360	308,412
Flow International Corporation *	75,020	585,156
Valmont Industries, Inc.	2,170	226,309

		1,119,877

Insurance Brokers - 1.1%
eHealth, Inc. *	33,990	600,263

Internet Software & Services - 9.3%
Digital River, Inc. *	15,060	581,015
Equinix, Inc. *	6,420	572,792
Internet Brands, Inc. *	121,030	802,429
j2 Global Communications, Inc. *	33,100	761,300
NaviSite, Inc. *	163,380	620,844
NIC, Inc.	48,270	329,684
TheStreet.com, Inc.	10,060	65,491

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series X (Small Cap Growth Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Internet Software & Services (continued)
Valueclick, Inc. *	35,370	$535,855
Website Pros, Inc. *	79,820	664,901

		4,934,311

Investment Banking & Brokerage - 2.1%
FCStone Group, Inc. *	12,450	347,728
Investment Technology Group, Inc.*	22,980	768,911

		1,116,639

Leisure Facilities - 0.6%
Life Time Fitness, Inc. *	10,660	315,003

Leisure Products - 1.1%
Leapfrog Enterprises, Inc. *	70,290	584,813

Life Sciences Tools & Services - 0.7%
Luminex Corporation *	17,840	366,612

Marine - 1.1%
Genco Shipping & Trading, Ltd.	8,710	567,892

Marine Ports & Services - 1.2%
Aegean Marine Petroleum Network, Inc.	15,991	650,674

Oil & Gas Drilling - 1.2%
Atwood Oceanics, Inc. *	5,120	636,621

Oil & Gas Equipment & Services - 7.0%
Core Laboratories N.V. *	4,240	603,564
Dril-Quip, Inc. *	12,940	815,220
Oil States International, Inc. *	14,350	910,364
Superior Energy Services, Inc. *	14,800	816,072
Tesco Corporation *	17,340	554,013

		3,699,233

Oil & Gas Exploration & Production - 2.6%
Arena Resources, Inc. *	17,630	931,216
Carrizo Oil & Gas, Inc. *	6,530	444,628

		1,375,844

Personal Products - 1.3%
Bare Escentuals, Inc. *	36,500	683,645

Pharmaceuticals - 1.8%
Sciele Pharma, Inc.	50,330	973,886

Property & Casualty Insurance - 1.8%
Amtrust Financial Services, Inc.	74,920	943,992

Publishing - 0.6%
Dolan Media Company *	17,830	324,506

Semiconductors - 1.8%
Anadigics, Inc. *	44,090	434,286
Microsemi Corporation *	20,810	523,996

		958,282

Specialty Chemicals - 0.7%
Rockwood Holdings, Inc. *	10,150	353,220

Trucking - 1.4%
Old Dominion Freight Line, Inc. *	24,900	747,498

Wireless Telecommunication Services - 1.4%
Syniverse Holdings, Inc. *	43,940	711,828

TOTAL COMMON STOCK (Cost $49,843,957)		$47,578,400

	Principal Amount	Value
REPURCHASE AGREEMENT - 7.5%
UMB Financial Corp. 1.89%, dated 6/30/08, matures 7/01/08; repurchase amount $3,979,238 (Collateralized by FNMA, 5.00%, 10/15/10 and FNMA, 5.50%, 8/22/12 with a combined value of $4,058,610)	$3,979,000	$3,979,000

TOTAL REPURCHASE AGREEMENT (Cost $ 3,979,000)		$3,979,000

Total Investments (SBLX Fund) (Cost $53,822,957) - 97.5%		$51,557,400
Other Assets in Excess of Liabilities - 2.5%		1,313,898

TOTAL NET ASSETS - 100.0%		$52,871,298

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $53,949,372.

*	-	Non-income producing security

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series X

(Small Cap Growth Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$51,557,400
Receivables:
Fund shares sold	1,156,261
Securities sold	604,874
Dividends	5,544
Prepaid expenses	1,190

Total assets	53,325,269

Liabilities:
Cash overdraft	624
Payable for:
Fund shares redeemed	84,805
Securities purchased	293,854
Management fees	45,161
Administration fees	4,830
Transfer agent/maintenance fees	2,083
Custodian fees	2,538
Directors’ fees	1,334
Professional fees	9,121
Other fees	9,621

Total liabilities	453,971

Net assets	$52,871,298

Net assets consist of:
Paid in capital	$68,383,168
Accumulated net investment loss	(241,751)
Accumulated net realized loss on sale of investments	(13,004,562)
Net unrealized depreciation in value of investments	(2,265,557)

Net assets	$52,871,298

Capital shares authorized	unlimited
Capital shares outstanding	3,189,145
Net asset value per share (net assets divided by shares outstanding)	$16.58

* Investments, at cost	$53,822,957

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$46,407
Interest	64,676

Total investment income	111,083

Expenses:
Management fees	288,051
Administration fees	28,225
Transfer agent/maintenance fees	12,606
Custodian fees	11,821
Directors’ fees	2,150
Professional fees	6,391
Reports to shareholders	2,467
Other	1,773

Total expenses	353,484
Less:
Earnings credits applied	(650)

Net expenses	352,834

Net investment loss	(241,751)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(5,566,804)

Net realized loss	(5,566,804)

Net unrealized appreciation (depreciation) during the period on:
Investments	(7,132,722)

Net unrealized depreciation	(7,132,722)

Net realized and unrealized loss	(12,699,526)

Net decrease in net assets resulting from operations	$(12,941,277)

The accompanying notes are an integral part of the financial statements

Series X
Statement of Changes in Net Assets	(Small Cap Growth Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment loss	$(241,751)	$(718,167)
Net realized gain (loss) during the period on investments	(5,566,804)	10,245,858
Net unrealized depreciation during the period on investments	(7,132,722)	(4,583,460)

Net increase (decrease) in net assets resulting from operations	(12,941,277)	4,944,231

Capital share transactions:
Proceeds from sale of shares	9,169,568	23,646,791
Cost of shares redeemed	(25,189,851)	(39,547,658)

Net decrease from capital share transactions	(16,020,283)	(15,900,867)

Net decrease in net assets	(28,961,560)	(10,956,636)

Net assets:
Beginning of period	81,832,858	92,789,494

End of period	$52,871,298	$81,832,858

Accumulated net investment loss at end of period	$(241,751)	$—

Capital share activity:
Shares sold	529,060	1,148,478
Shares redeemed	(1,360,614)	(1,943,531)

Total capital share activity	(831,554)	(795,053)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series X
Selected data for each share of capital stock outstanding throughout each period	(Small Cap Growth Series)

	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$20.35	$19.27	$18.33	$17.05	$14.55	$9.30

Income (loss) from investment operations:
Net investment loss[b]	(0.07)	(0.17)	(0.13)	(0.15)	(0.14)	(0.10)
Net gain (loss) on securities (realized and unrealized)	(3.70)	1.25	1.07	1.43	2.64	5.35

Total from investment operations	(3.77)	1.08	0.94	1.28	2.50	5.25

Net asset value, end of period	$16.58	$20.35	$19.27	$18.33	$17.05	$14.55

Total Return[c]	(18.53%)	5.60%	5.13%	7.51%	17.18%	56.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,871	$81,833	$92,789	$90,671	$91,868	$89,740

Ratios to average net assets:
Net investment loss	(0.84%)	(0.82%)	(0.66%)	(0.85%)	(0.89%)	(1.00%)
Total expenses[d]	1.23%	1.20%	1.20%	1.19%	1.17%	1.17%
Net expenses[e]	1.23%	1.20%	1.19%	1.18%	1.17%	1.16%
Net expenses prior to custodian earnings credits and net of expense waivers	1.23%	1.20%	1.20%	1.19%	1.17%	1.17%

Portfolio turnover rate	156%	137%	149%	116%	146%	208%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[d]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

Series Y

SELECT 25 SERIES

Adviser,

Security Global Investors

Series Y
Performance Summary	(Select 25 Series)
June 30, 2008	(unaudited)

PERFORMANCE

Series Y vs. Russell 1000 Growth Index

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Y (Select 25 Series) on May 3, 1999 (date of inception), and reflects the fees and expenses of Series Y. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	5 Years	Since Inception (5-3-99)
Series Y	(14.06%)	5.40%	(0.44%)

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector

Consumer Discretionary	10.87%
Consumer Staples	6.94
Energy	7.00
Financials	5.51
Health Care	12.65
Industrials	18.29
Information Technology	26.44
Materials	8.51
Repurchase Agreement	3.01
Assets in Excess of Liabilities	0.78

Total Net Assets	100.00%

The accompanying notes are an integral part of the financial statements

Series Y
Performance Summary	(Select 25 Series)
June 30, 2008	(unaudited)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series Y (Select 25 Series)
Actual	$1,000.00	$943.95	$4.59
Hypothetical	1,000.00	1,020.14	4.77

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (5.60%).

[2]

Expenses are equal to the Series annualized expense ratio of 0.95%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments	Series Y (Select 25 Series)
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 96.2%
Advertising - 2.0%
Omnicom Group, Inc.	24,810	$1,113,473

Aerospace & Defense - 3.8%
Honeywell International, Inc.	42,380	2,130,866

Asset Management & Custody Banks - 2.9%
Bank of New York Mellon Corporation	42,955	1,624,987

Biotechnology - 8.6%
Celgene Corporation *	38,140	2,436,002
Gilead Sciences, Inc. *	45,620	2,415,579

		4,851,581

Communications Equipment - 6.6%
Cisco Systems, Inc. *	69,385	1,613,895
Corning, Inc.	89,645	2,066,317

		3,680,212

Computer Hardware - 6.8%
Apple, Inc. *	12,825	2,147,418
Hewlett-Packard Company	38,290	1,692,801

		3,840,219

Construction & Farm Machinery & Heavy Trucks - 3.8%
Deere & Company	29,890	2,155,966

Diversified Banks - 2.6%
Wells Fargo & Company	61,685	1,465,019

Drug Retail - 3.9%
CVS Caremark Corporation	55,835	2,209,391

Electrical Components & Equipment - 3.7%
Emerson Electric Company	41,460	2,050,197

Fertilizers & Agricultural Chemicals - 5.5%
Monsanto Company	10,405	1,315,608
Mosaic Company	12,250	1,772,575

		3,088,183

Footwear - 2.8%
Nike, Inc. (CI.B)	26,375	1,572,214

Industrial Conglomerates - 2.9%
Textron, Inc.	33,910	1,625,306

Industrial Gases - 3.0%
Air Products & Chemicals, Inc.	17,095	1,690,012

Internet Software & Services - 3.3%
Google, Inc. *	3,485	1,834,574

Life Sciences Tools & Services - 4.0%
Thermo Fisher Scientific, Inc. *	40,350	2,248,705

Movies & Entertainment - 3.0%
Walt Disney Company	53,960	1,683,552

Oil & Gas Drilling - 7.0%
Nabors Industries, Ltd. *	37,175	1,830,125
Transocean, Inc.	13,760	2,096,887

		3,927,012

Railroads - 4.1%
Burlington Northern Santa Fe Corporation	23,060	2,303,463

Restaurants - 3.1%
McDonald’s Corporation	30,845	1,734,106

Semiconductor Equipment - 3.0%
MEMC Electronic Materials, Inc. *	27,445	1,688,965

Semiconductors - 2.8%
Microchip Technology, Inc.	51,470	1,571,894

Soft Drinks - 3.0%
PepsiCo, Inc.	26,505	1,685,453

Systems Software - 4.0%
Oracle Corporation *	105,995	2,225,895

TOTAL COMMON STOCK (Cost $53,439,026)		$54,001,245

	Principal Amount	Value
REPURCHASE AGREEMENT - 3.0%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/31/08; repurchase amount $1,690,100 (Collateralized by U.S. Treasury Note, 3.125%, 4/15/09 and FNMA, 5.33%, 1/29/10 with a combined value of $1,724,248)	$1,690,000	$1,690,000

TOTAL REPURCHASE AGREEMENT (Cost $1,690,000)		$1,690,000

Total Investments (SBL Y Fund) (Cost $55,129,026) - 99.2%		$55,691,245
Other Assets in Excess of Liabilities - 0.8%		437,565

TOTAL NET ASSETS - 100.0%		$56,128,810

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $55,511,032.

*	- Non-income producing security

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series Y

(Select 25 Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$55,691,245
Receivables:
Fund shares sold	515,064
Dividends	42,480
Prepaid expenses	1,291

Total assets	56,250,080

Liabilities:
Cash overdraft	3,260
Payable for:
Fund shares redeemed	61,656
Management fees	36,198
Administration fees	4,630
Transfer agent/maintenance fees	2,083
Directors’ fees	1,293
Professional fees	9,595
Other fees	2,555

Total liabilities	121,270

Net assets	$56,128,810

Net assets consist of:
Paid in capital	$84,510,236
Undistributed net investment income	437,402
Accumulated net realized loss on sale of investments	(29,381,047)
Net unrealized appreciation in value of investments	562,219

Net assets	$56,128,810

Capital shares authorized	unlimited
Capital shares outstanding	5,844,507
Net asset value per share (net assets divided by shares outstanding)	$9.60

*Investments, at cost	$55,129,026

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$287,685
Interest	33,776

Total investment income	321,461

Expenses:
Management fees	223,326
Administration fees	28,370
Transfer agent/maintenance fees	12,607
Custodian fees	1,593
Directors’ fees	2,164
Professional fees	12,132
Reports to shareholders	1,949
Other	1,648

Total expenses	283,789
Less:
Earnings credits applied	(14)

Net expenses	283,775

Net investment income	37,686

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	(2,476,678)

Net realized loss	(2,476,678)

Net unrealized appreciation (depreciation) during the period on:
Investments	(1,175,236)

Net unrealized depreciation	(1,175,236)

Net realized and unrealized loss	(3,651,914)

Net decrease in net assets resulting from operations	$(3,614,228)

The accompanying notes are an integral part of the financial statements

Series Y
Statement of Changes in Net Assets	(Select 25 Series	)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income	$37,686	$399,716
Net realized gain (loss) during the period on investments	(2,476,678)	6,212,479
Net unrealized depreciation during the period on investments	(1,175,236)	(11,134,083)

Net (decrease) in net assets resulting from operations	(3,614,228)	(4,521,888)

Capital share transactions:
Proceeds from sale of shares	8,424,744	21,451,748
Cost of shares redeemed	(15,004,764)	(36,301,850)

Net decrease from capital share transactions	(6,580,020)	(14,850,102)

Net decrease in net assets	(10,194,248)	(19,371,990)

Net assets:
Beginning of period	66,323,058	85,695,048
End of period	$56,128,810	$66,323,058

Undistributed net investment income at end of period	$437,402	$399,716

Capital share activity:
Shares sold	861,008	1,955,454
Shares redeemed	(1,535,108)	(3,342,541)

Total capital share activity	(674,100)	(1,387,087)

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series Y
Selected data for each share of capital stock outstanding throughout each period	(Select 25 Series	)

	Six Months Ended June 30, 2008[a]	2007	2006[b]	2005	2004	Year Ended December 31, 2003
Per Share Data
Net asset value, beginning of period	$10.17	$10.84	$10.08	$9.02	$8.08	$6.86
Income (loss) from investment operations:
Net investment income (loss)[c]	0.01	0.06	0.02	—	(0.01)	—
Net gain (loss) on securities (realized and unrealized)	(0.58)	(0.73)	0.74	1.06	0.95	1.22

Total from investment operations	(0.57)	(0.67)	0.76	1.06	0.94	1.22

Net asset value, end of period	$9.60	$10.17	$10.84	$10.08	$9.02	$8.08

Total Return[d]	(5.60%)	(6.18%)	7.54%	11.75%	11.63%	17.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,129	$66,323	$85,695	$37,018	$33,832	$34,790

Ratios to average net assets:
Net investment income (loss)	0.13%	0.51%	0.21%	(0.04%)	(0.15%)	(0.01%)
Total expenses[e]	0.95%	0.93%	0.95%	0.99%	0.95%	0.93%
Net expenses[f]	0.95%	0.93%	0.95%	0.99%	0.95%	0.93%
Net expenses prior to custodian earnings credits and net of expense waivers	0.95%	0.93%	0.95%	0.99%	0.95%	0.93%

Portfolio turnover rate	300%	16%	40%	28%	42%	49%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]

The financial highlights for Series Y exclude the historical financial highlights of Series G. The assets of Series G were acquired by Series Y on June 16, 2006. A total of $40,543,215 was excluded from purchases in the portfolio turnover calculation, which represents the cost of the securities Series Y received as a result of the merger.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

The accompanying notes are an integral part of the financial statements

This page left blank intentionally.

Series Z

ALPHA OPPORTUNITY SERIES

Advised by:

Adviser,

Security Global Investors

and

Subadviser,

Mainstream Investment Advisers

Series Z
Performance Summary	(Alpha Opportunity Series	)
June 30, 2008	(unaudited	)

PERFORMANCE

Series Z vs. S&P 500 Index

$10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Z (Alpha Opportunity Series) on July 7, 2003 (date of inception), and reflects the fees and expenses of Series Z. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 6-30-08[1]	1 Year	Since Inception (7-7-03)
Series Z	(0.25%)	12.80%

[1]

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Portfolio Composition by Sector*

Consumer Discretionary	1.29%
Consumer Staples	1.98
Energy	6.08
Financials	1.89
Health Care	(0.02)
Industrials	7.62
Information Technology	2.88
Materials	3.80
Telecommunications	0.13
Utilities	1.09
Exchange Traded Funds	4.27
U.S. Government Sponsored Agencies	37.96
Repurchase Agreement	2.43
Other Assets in Excess of Liabilities	28.60

Total Net Assets	100.00%

*	Securities sold short are netted with long positions in common stocks in the appropriate sectors.

The accompanying notes are an integral part of the financial statements

Series Z
Performance Summary	(Alpha Opportunity Series	)
June 30, 2008	(unaudited	)

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur ongoing costs, including management fees and other series expenses. Performance figures and expense ratios do not reflect fees and expenses associated with an investment in variable insurance products. Shares of a Series of SBL Fund are available only through the purchase of such products. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses associated with an investment in variable insurance products. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses associated with an investment in variable insurance products were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008[1]	Expenses Paid During Period[2]
Series Z (Alpha Opportunity Series)
Actual	$1,000.00	$959.39	$13.98
Hypothetical	1,000.00	1,010.59	14.35

[1]

The actual ending account value is based on the actual total return of the Series for the period January 1, 2008 to June 30, 2008 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2008 to June 30, 2008 was (4.06%).

[2]

Expenses are equal to the Series annualized expense ratio of 2.87%, net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Schedule of Investments June 30, 2008 (Unaudited)	Series Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCK - 34.9%
Aerospace & Defense - 0.1%
Hexcel Corporation *	1,419	$27,387

Agricultural Products - 1.4%
Bunge, Ltd. (1)	6,381	687,170
Fresh Del Monte Produce, Inc. *	321	7,566

		694,736

Airlines - 0.3%
Southwest Airlines Company	12,958	168,972

Aluminum - 0.2%
Alcoa, Inc.	2,635	93,859

Apparel Retail - 0.9%
Ross Stores, Inc.	8,474	300,997
Urban Outfitters, Inc. *	4,655	145,189

		446,186

Apparel, Accessories & Luxury Goods - 0.6%
Polo Ralph Lauren Corporation	4,845	304,169

Application Software - 0.9%
Salesforce.com, Inc. *	4,655	317,611
SAP AG ADR	1,349	70,296
Synopsys, Inc. *	2,605	62,286

		450,193

Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc. *	1,976	57,264
Gilead Sciences, Inc. *	3,150	166,793

		224,057

Building Products - 0.4%
Owens Corning, Inc. *	8,645	196,674

Commodity Chemicals - 0.0%
Braskem S.A. ADR	1,213	19,250

Communications Equipment - 0.2%
Qualcomm, Inc.	2,660	118,024

Computer Storage & Peripherals - 0.5%
Western Digital Corporation *	6,972	240,743

Construction & Engineering - 2.5%
Empresas ICA SAB de CV ADR *	602	14,954
Foster Wheeler, Ltd. *	5,959	435,901
Jacobs Engineering Group, Inc. *	2,660	214,662
KBR, Inc.	6,393	223,179
Quanta Services, Inc. *	4,631	154,073
Shaw Group, Inc. *	3,154	194,886

		1,237,655

Construction & Farm Machinery & Heavy Trucks - 0.6%
Joy Global, Inc.	3,325	252,135
Kubota Corporation ADR	1,235	44,200

		296,335

Construction Materials - 0.4%
Texas Industries, Inc.	3,667	205,829

Consumer Electronics - 0.4%
Matsushita Electric Industrial Company, Ltd. ADR	4,971	106,479
Sony Corporation ADR	1,615	70,640

		177,119

Diversified Banks - 1.6%
Banco Santander Chile S.A. ADR	783	33,677
Mizuho Financial Group, Inc. ADR	6,598	61,164
New York Community Bancorp, Inc. *	5,555	99,101
U.S. Bancorp (1)	20,708	577,546

		771,488

Diversified Metals & Mining - 1.7%
Freeport - McMoRan Copper & Gold, Inc. (CI.B)	2,665	312,311
Southern Copper Corporation	548	58,433
Teck Cominco, Ltd. (CI.B)	9,264	444,209

		814,953

Electric Utilities - 0.3%
Exelon Corporation	1,653	148,704

Electrical Components & Equipment - 0.9%
Emerson Electric Company	1,605	79,367
Powell Industries, Inc. *	988	49,805
Roper Industries, Inc.	3,524	232,161
Solarfun Power Holdings Company, Ltd. ADR *	3,800	66,500

		427,833

Electronic Equipment Manufacturers - 0.4%
Itron, Inc. *	2,033	199,945

Exchange Traded Funds - 5.4%
Claymore	15,413	295,776
iShares MSCI Hong Kong Index Fund	2,375	40,209
iShares Silver Trust * (1)	4,655	803,127
Market Vectors Agribusiness ETF *(1)	7,480	460,992
Market Vectors Steel Index Fund	3,277	346,969
Powershares QQQ	8,660	391,172
SPDR Gold Trust *	3,325	303,905

		2,642,150

Heavy Electrical Equipment - 0.3%
ABB, Ltd. ADR *	4,750	134,520

Home Entertainment Software - 0.1%
Shanda Interactive Entertainment, Ltd. ADR *	1,225	33,259

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCK (continued)
Hypermarkets & Super Centers - 0.5%
BJ’s Wholesale Club, Inc. *	5,947	$230,149

Independent Power Producers & Energy Traders - 1.1%
Dynegy, Inc. *	22,521	192,554
Mirant Corporation *	2,660	104,139
NRG Energy, Inc. *	1,029	44,144
Ormat Technologies, Inc.	4,392	215,999

		556,836

Industrial Conglomerates - 0.4%
Otter Tail Corporation	4,798	186,306

Industrial Machinery - 1.7%
Dover Corporation	5,390	260,714
Eaton Corporation	1,605	136,377
Flowserve Corporation	988	135,059
Harsco Corporation	2,565	139,562
Timken Company	5,320	175,241

		846,953

Integrated Oil & Gas - 3.3%
Hess Corporation (1)	3,964	500,217
Petroleo Brasileiro S.A. ADR (1)	14,243	1,008,832
Suncor Energy, Inc.	1,995	115,949

		1,624,998

Integrated Telecommunication Services - 0.1%
Telefonos de Mexico SAB de CV ADR	1,470	34,810

Internet Software & Services - 0.6%
GigaMedia, Ltd. *	1,996	23,812
j2 Global Communications, Inc. *	1,605	36,915
Open Text Corporation *	4,258	136,682
Sina Corporation *	1,840	78,292

		275,701

IT Consulting & Other Services - 0.1%
Wipro, Ltd. ADR	1,972	24,019

Metal & Glass Containers - 0.4%
Crown Holdings, Inc. *	7,979	207,374

Oil & Gas Drilling - 0.6%
Rowan Companies, Inc.	6,649	310,841

Oil & Gas Equipment & Services - 1.4%
Cameron International Corporation *	1,995	110,423
Schlumberger, Ltd. (1)	5,320	571,528

		681,951

Oil & Gas Exploration & Production - 1.1%
Carrizo Oil & Gas, Inc. * (1)	6,636	451,845
Nexen, Inc.	1,657	65,866

		517,711

Packaged Foods & Meats - 0.2%
HQ Sustainable Maritime Industries, Inc. *	741	9,818
Tyson Foods, Inc.	4,508	67,350

		77,168

Paper Products - 0.1%
Votorantim Celulose e Papel S.A. ADR	1,545	41,267

Property & Casualty Insurance - 0.2%
Progressive Corporation	3,990	74,693

Semiconductors - 0.5%
Advanced Semiconductor Engineering, Inc. ADR	742	3,302
Himax Technologies, Inc. ADR	1,657	8,484
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	22,077	240,860

		252,646

Specialized REIPs - 0.4%
Plum Creek Timber Company, Inc.	3,990	170,413

Steel - 1.0%
Commercial Metals Company	1,976	74,495
Steel Dynamics, Inc.	10,445	408,086

		482,581

Trucking - 0.5%
J.B. Hunt Transport Services, Inc.	5,938	197,617
Knight Transportation, Inc. *	3,477	63,629

		261,246

Wireless Telecommunication Services - 0.1%
Millicom International Cellular S.A.	285	29,497

TOTAL COMMON STOCK (Cost $17,647,955)		$16,961,200

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGEr JCY BONDS & NOTES - 38.0%
Federal Home Loan Bank
1.98% - 2008 (1)	$250,000	249,910
2.18% - 2008 (1)	1,150,000	1,146,296
2.19% - 2008 (1)	200,000	199,380
2.21% - 2008 (1)	800,000	796,568
2.35% - 2008 (1)	700,000	696,678
Federal Home Loan Mortgage Corporation
2.01% - 2008 (1)	475,000	474,000
2.11% - 2008 (1)	1,100,000	1,097,206

The accompanying notes are an integral part of the financial statements

Schedule of Investments June 30, 2008 (Unaudited) - continued	Series Z (Alpha Opportunity Series)

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (continued)
Federal Home Loan Mortgage Corporation (continued)
2.23% - 2008 (1)	$800,000	$797,076
2.34% - 2008 (1)	725,000	721,419
Federal National Mortgage Association
1.897% - 2008 (1)	600,000	600,000
2.00% - 2008 (1)	1,300,000	1,297,504
2.00% - 2008 (2)	1,200,000	1,197,921
2.02% - 2008 (1)	875,000	874,582
2.04% - 2008 (1)	1,400,000	1,396,878
2.04% - 2008 (1)	1,200,000	1,198,925
2.05% - 2008 (1)	1,000,000	999,260
2.08% - 2008 (2)	1,200,000	1,198,567
2.08% - 2008 (2)	1,200,000	1,198,280
2.15% - 2008 (1)	1,000,000	997,213
2.17% - 2008 (1)	1,000,000	994,930
2.34% - 2008 (1)	300,000	298,616

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $18,433,049)		$18,431,209

REPURCHASE AGREEMENT - 2.4%
State Street, 0.20%, dated 6/30/08, matures 7/1/08; repurchase amount $1,182,117 (Collateralized by FNMA, 5.25%, 1/09 with a value of $1,207,290)	$1,182,110	$1,182,110

TOTAL REPURCHASE AGREEMENT (Cost $1,182,110)		$1,182,110

Total Investments (SBL Z Fund)		$36,574,519
(Cost $37,263,114) - 75.3%
Other Assets in Excess of Liabilities - 24.7%		11,982,182

TOTAL NET ASSETS - 100.0%		$48,556,701

Schedule of Securities Sold Short

June 30, 2008

SBL Z Fund

	Shares	Value
COMMON STOCK - (3.9)%
Apparel Retail - (0.1)%
AnnTaylor Stores Corporation *	(525)	$(12,579)
Bebe Stores, Inc.	(2,123)	(20,402)

		(32,981)

Biotechnology - (0.4)%
Amgen, Inc. *	(4,196)	(197,883)

Consumer Electronics - (0.1)%
Garmin, Ltd.	(901)	(38,599)

Data Processing & Outsourced Services - 0.0%
Automatic Data Processing, Inc.	(525)	(21,997)

Department Stores - (0.1)%
Kohl’s Corporation *	(1,049)	(42,002)

Distillers & Vintners - (0.1)%
Constellation Brands, Inc. *	(2,092)	(41,547)

Education Services - 0.0%
Apollo Group, Inc. *	(525)	(23,236)

Electric Utilities - (0.2)%
Progress Energy, Inc.	(2,654)	(111,017)

Electronic Manufacturing Services - (0.2)%
Benchmark Electronics, Inc. *	(749)	(12,239)
Jabil Circuit, Inc.	(6,459)	(105,992)

		(118,231)

Exchange Traded Funds - (1.2)%
iShares Lehman 20+ Year Treasury	(5,245)	(484,323)
iShares Lehman 7-10 Year	(525)	(46,200)
Vanguard Total Bond Market ETF	(495)	(37,729)

		(568,252)

Footwear - (0.1)%
K-Swiss, Inc.	(2,541)	(37,353)

Health Care Equipment - (0.1)%
Stryker Corporation	(531)	(33,389)

Integrated Oil & Gas - (0.4)%
Exxon Mobil Corporation	(2,098)	(184,897)

Marine Ports & Services - (0.2)%
DryShips, Inc.	(1,049)	(84,109)

Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	(525)	(19,037)

Multi-Utilities - (0.1)%
DTE Energy Company	(1,574)	(66,801)

Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land	(145)	(6,099)

Restaurants - (0.2)%
Starbucks Corporation *	(5,095)	(80,195)

Retail REITs - (0.2)%
General Growth Properties, Inc.	(2,646)	(92,689)

Semiconductors - 0.0%
Cree, Inc. *	(525)	(11,975)

Specialized Consumer Services - (0.1)%
Sotheby’s	(1,049)	(27,662)

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Series Z (Alpha Opportunity Series)
June 30, 2008 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Specialty Chemicals - 0.0%
Ecolab, Inc.	(525)	$(22,570)

Technology Distributors - (0.1)%
Arrow Electronics, Inc. *	(525)	(16,128)
Avnet, Inc. *	(1,049)	(28.617)

		(44,745)

TOTAL COMMON STOCK (Proceeds $1,905,762)		$(1,907,266)

Total Securities Sold Short (SBL Z Fund) (Proceeds $1,905,762)		$(1,907,266)

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $37,505,567.

*	- Non-income producing security

1	- Security is segregated as collateral for open futures contracts.

2	- Security is segregated as collateral for short positions.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements

Series Z

(Alpha Opportunity Series)

(unaudited)

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments, at value*	$36,574,519
Cash	11,252,139
Receivables:
Fund shares sold	125,192
Securities sold	4,289,371
Dividends	13,493
Variation margin on futures	16,775
Prepaid expenses	596

Total assets	52,272,085

Liabilities:
Common stock sold short, at value**	1,907,266
Payable for:
Fund shares redeemed	31,854
Securities purchased	1,651,713
Dividends on short sales	1,462
Management fees	101,888
Administration fees	7,196
Transfer agent/maintenance fees	2,083
Directors’ fees	303
Professional fees	11,003
Other fees	616

Total liabilities	3,715,384

Net assets	$48,556,701

Net assets consist of:
Paid in capital	$44,256,214
Accumulated net investment loss	(254,716)
Undistributed net realized gain on sale of investments and foreign currency transactions	6,404,194
Net unrealized depreciation in value of investments	(1,848,991)

Net assets	$48,556,701

Capital shares authorized	unlimited
Capital shares outstanding	3,066,757
Net asset value per share (net assets divided by shares outstanding)	$15.83

* Investments, at cost	$37,263,114
** Common stock sold short, proceeds	1,905,762

Statement of Operations

For Six Months Ended June 30, 2008

Investment Income:
Dividends	$99,468
Interest	264,674

Total investment income	364,142

Expenses:
Management fees	570,511
Administration fees	36,416
Transfer agent/maintenance fees	12,569
Custodian fees	46,199
Directors’ fees	1,268
Professional fees	8,842
Reports to shareholders	1,058
Other	820
Dividends on short sales	23,287

Total expenses	700,970
Less:
Earnings credits applied	(43,432)

Net expenses	657,538

Net investment loss	(293,396)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	1,446,538
Securities sold short	552,678
Foreign currency transactions	(1)
Futures	(1,909,766)

Net realized gain	89,449

Net unrealized appreciation (depreciation) during the period on:
Investments	(780,562)
Securities sold short	(115,617)
Futures	(819,899)

Net unrealized depreciation	(1,716,078)

Net realized and unrealized loss	(1,626,629)

Net decrease in net assets resulting from operations	$(1,920,025)

The accompanying notes are an integral part of the financial statements

Series Z
Statement of Changes in Net Assets	(Alpha Opportunity Series)

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(293,396)	$38,680
Net realized gain during the period on investments and foreign currency transactions	89,449	6,393,981
Net unrealized appreciation (depreciation) during the period on investments	(1,716,078)	123,040

Net increase (decrease) in net assets resulting from operations	(1,920,025)	6,555,701

Capital share transactions:
Proceeds from sale of shares	16,084,085	36,899,862
Cost of shares redeemed	(14,476,553)	(31,028,535)

Net increase from capital share transactions	1,607,532	5,871,327

Net increase (decrease) in net assets	(312,493)	12,427,028

Net assets:
Beginning of period	48,869,194	36,442,166

End of period	$48,556,701	$48,869,194

Undistributed net investment income at end of period	$(254,716)	$38,680

Capital share activity:
Shares sold	1,025,706	2,353,094
Shares redeemed	(921,454)	(2,001,902)

Total capital share activity	104,252	351,192

The accompanying notes are an integral part of the financial statements

Financial Highlights	Series Z
Selected data for each share of capital stock outstanding throughout each period	(Alpha Opportunity Series)

Per Share Data	Six Months Ended June 30, 2008[a]	2007	2006	2005	2004	Year Ended December 31, 2003[b]
Net asset value, beginning of period	$16.50	$13.96	$12.34	$11.57	$11.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(0.10)	0.01	—	(0.02)	(0.07)	(0.06)
Net gain (loss) on securities (realized and unrealized)	(0.57)	2.53	1.62	0.79	1.42	1.88

Total from investment operations	(0.67)	2.54	1.62	0.77	1.35	1.82

Less distributions:
Distributions from realized gains	—	—	—	—	(0.96)	(0.64)
Total distributions	—	—	—	—	(0.96)	(0.64)

Net asset value, end of period	$15.83	$16.50	$13.96	$12.34	$11.57	$11.18

Total Return[d]	(4.06%)	18.19%	13.13%	6.66%	12.58%	18.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,557	$48,869	$36,442	$25,660	$19,161	$6,738

Ratios to average net assets:
Net investment income (loss)	(1.28%)	0.10%	(0.03%)	(0.21%)	(1.12%)	(1.33%)
Total expenses[e]	3.06%	2.50%	2.78%	2.50%	2.78%	2.62%
Net expenses[f]	2.87%	2.39%	2.62%	2.50%	2.57%	2.50%
Net expenses prior to custodian earnings credits and net of expense waivers	3.06%	2.50%	2.78%	2.50%	2.57%	2.52%
Net expenses prior to performance fee adjustments[g]	2.38%	2.34%	2.47%	2.47%	—%	—%

Portfolio turnover rate	1,317%	1,770%	1,285%	1,509%	1,054%	966%

[a]	Unaudited figures for the six months ended June 30, 2008. Percentage amounts, except total return, have been annualized.

[b]	Series Z was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

[e]	Total expense information reflects the expense ratios absent expense reductions by the Investment Manager, and earnings credits, as applicable.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Net expenses prior to performance fee adjustments reflect ratios after voluntary expense waivers, reimbursements, custodian earnings credits, and before performance fee adjustments, as applicable.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

June 30, 2008 (unaudited)

1. Significant Accounting Policies

SBL Fund (The Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each Series based on the net asset value of each series. Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Series for their variable annuity and variable life insurance separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuation – Valuations of the Fund’s securities are supplied by pricing ser vices approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Series that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Series will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur after the close of a foreign exchange that will affect the value of a series portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Series net asset value per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS® . In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The senior floating rate interests (loans) in which Series P invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is applicable in conjunction with other accounting pronouncements that require or permit fair value measurements, but does not expand

Notes to Financial Statements

June 30, 2008 (unaudited)

the use of fair value to any new circumstances. More specifically, SFAS 157 emphasizes that fair value is a market based measurement, not an entity-specific measurement, and sets out a fair value hierarchy with the highest priority given to quoted prices in active markets and the lowest priority to unobservable inputs. The Funds’ adoption of SFAS 157 did not have a material impact on its financial condition or results of operations. See Note 9 -Fair Value of Financial Instruments for further disclosure.

B. Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Series may be delayed or limited.

C. Foreign Currency Transactions– The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Series. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts – The Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Futures - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and economically hedging possible variations in foreign exchange values. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the series may pay from its cash balances and reduce its future positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

F. Options Purchased and Written – The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to economically hedge the series portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Securities Sold Short – Certain of the Series may make short sales “against the box,” in which the Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Series’ net assets be in deposits on short sales against the box. If a Series makes a short sale, the Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale.

Notes to Financial Statements

June 30, 2008 (unaudited)

To complete the sale, the Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Series is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Series may make short sales that are not “against the box,” which create opportunities to increase the Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

H. Senior Loans – Senior loans in which certain of the Series invests generally pay interest rates which are periodically adjusted by reference to short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2008.

I. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Series is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

J. Expenses – Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the Series on the basis of relative net assets within the Fund.

K. Distributions to Shareholders – The Fund is required by the Internal Revenue Code to distribute substantially all of its income and capital gains to its shareholders. Each year the Fund determines whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Fund’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.

L. Taxes – The Series intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. If applicable, the Fund would recognize interest and penalties accrued related to the unrecognized tax benefits in “other expenses” on the Statement of Operations. For all open tax years (December 31, 2004 - December 31, 2007) and all major taxing jurisdictions through the end of the reporting period, the Fund’s management has completed a review and evaluation in connection with the adoption of FIN 48 and has determined that no tax liability is required and no additional disclosures are needed as of June 30, 2008.

M. Earnings Credits - Under the fee agreement with the custodian, the Series’ may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

N. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

June 30, 2008 (unaudited)

O. Indemnifications - Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

P. Recent Accounting Pronouncement – In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS “161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133, “which requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund does not expect SFAS 161 to have a material impact on their financial statements.

2. Management fees and other transactions with affiliates

Management fees are paid monthly to Security Investors (SI) (formerly known as Security Management Company), based on the following annual rates:

	Management Fees (as a % of net assets)		Management Fee Waivers (as a % of net assets)
Series A (Equity Series)	0.75%		N/A
Series B (Large Cap Value Series)	0.65		N/A
Series C (Money Market Series)	0.50		N/A
Series D (Global Series)	1.00		N/A
Series E (Diversified Income Series)	0.75		0.15
Series H (Enhanced Index Series)	0.75		0.25
Series J (Mid Cap Growth Series)	0.75		N/A
Series N (Managed Asset Allocation Series)	1.00		N/A
Series O (Equity Income Series)	1.00		N/A
Series P (High Yield Series)	0.75		N/A
Series Q (Small Cap Value Series)	1.00		N/A
Series V (Mid Cap Value Series)	0.75		N/A
Series X (Small Cap Growth Series)	1.00		N/A
Series Y (Select 25 Series)	0.75		N/A
Series Z (Alpha Opportunity Series)*	2.49	[1]	N/A

*	Series Z’s management fee will range from 1.25% to 2.75% of average daily net assets as discussed below.

[1]

SI receives a management fee from Series Z that consists of two components. The first component is an annual base fee equal to 2.00% of Series Z’s average daily net assets. The second component is a base fee adjustment that either increases or decreases the base fee, depending on how Series Z performed relative to the S&P 500 Index over the prior 12-month period (the “Measuring Period”). SI will receive the base fee of 2.00% without adjustment if the performance of Series Z matches the performance of the S&P 500 Index. The maximum base fee adjustment at each calculation period is 0.75% up or down in the event that Series Z outperforms or underperforms the S&P 500 Index by 15% or more. SI calculates the base fee adjustment each month based upon Series Z’s performance relative to the S&P 500 Index during the Performance Period ending on the last day of the month. If Series Z outperforms the S&P 500 Index over the Measuring Period, the base fee is adjusted upward. The upward adjustment is equal to the amount by which Series Z’s performance exceeds that of the S&P 500 Index divided by 15 and multiplied by the average daily net assets of Series Z during the Measuring Period to determine the base fee adjustment for the month. If Series Z underperforms the Index, the base fee is adjusted downward on the same basis. SGI will determine the dollar amount of any performance adjustment each month by multiplying the adjustment percentage by the average daily net assets of Series Z during the Measuring Period and dividing by that number by the number of days in the Measuring Period and then multiplying that amount by the number of days in the current month.

SI also acts as the administrative agent and transfer agent for the Fund, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each series. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)*
Series A (Equity Series)	0.095%
Series B (Large Cap Value Series)	0.095
Series C (Money Market Series)	0.095
Series D (Global Series)	0.150
Series E (Diversified Income Series)	0.095
Series H (Enhanced Index Series)	0.095
Series J (Mid Cap Growth Series)	0.095
Series N (Managed Asset Allocation Series)	0.150
Series O (Equity Income Series)	0.095
Series P (High Yield Series)	0.095
Series Q (Small Cap Value Series)	0.095
Series V (Mid Cap Value Series)	0.095
Series X (Small Cap Growth Series)	0.095
Series Y (Select 25 Series)	0.095
Series Z (Alpha Opportunity Series)	0.150

*	The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, H, J, O, P, Q, V, X, Y and Z and $60,000 for Series D and N.

SI is paid the following for providing transfer agent services to the Fund:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Minimum annual charge per series	$25,000
Certain out-of-pocket charges	Varies

Notes to Financial Statements

June 30, 2008 (unaudited)

Effective January 1, 2007, the investment advisory contract for Series Z provides that the total other expenses be limited to 0.50% of average net assets, exclusive of interest, taxes, extraordinary expenses, brokerage fees, commissions and dividends on short sales. This contract is in effect through December 31, 2008. SI has agreed to limit the total expenses of Series H, Series Q and Series Y to 1.75% of average net assets and Series P, Series V and Series X to 2.00% of average net assets, exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions for the aforementioned Series. The expense limits are voluntary and may be terminated at any time without notice to shareholders.

At June 30, 2008, Security Benefit Life Insurance Company, through their insurance company separate accounts, owned 100% of the outstanding shares of each Series of the Fund, except for, Series N, Series O, Series P, Series Q, Series V and Series X in which it owns 99% of each Series.

3. Unrealized Appreciation/Depreciation

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2008, were as follows:

	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Series A
(Equity)	$28,074,525	$(37,206,647)	$(9,132,122)
Series B
(Large Cap Value)	74,402,133	(74,250,031)	152,102
Series C
(Money Market)	5,372	(77,026)	(71,654)
Series D
(Global)	10,087,117	(33,828,287)	(23,741,170)
Series E
(Diversified Income)	—	(7,690,272)	(7,690,272)
Series H
(Enhanced Index)	3,505,976	(8,441,919)	(4,935,943)
Series J
(Mid Cap Growth)	23,735,016	(11,616,934)	12,118,082
Series N
(Managed Asset Allocation)	7,235,326	(9,857,128)	(2,621,802)
Series O
(Equity Income)	26,051,790	(49,400,627)	(23,348,837)
Series P
(High Yield)	1,370,248	(11,438,419)	(10,068,171)
Series Q
(Small Cap Value)	44,404,295	(29,710,798)	14,693,497
Series V
(Mid Cap Value)	38,459,795	(86,345,697)	(47,885,902)
Series X
(Small Cap Growth)	3,366,316	(5,758,288)	(2,391,972)
Series Y
(Select 25)	3,350,440	(3,170,227)	180,213
Series Z
(Alpha Opportunity)	—	(931,048)	(931,048)

4. Investment Transactions

Investment transactions for the year ended June 30, 2008, (excluding overnight investments, short–term commercial paper and U.S. government securities) were as follows:

	Purchases	Proceeds from Sales
Series A
(Equity)	$284,413,575	$312,204,834
Series B
(Large Cap Value)	74,471,582	93,929,894
Series C
(Money Market)	—	—
Series D
(Global)	597,735,872	646,878,252
Series E
(Diversified Income)	22,581,759	19,806,271
Series H
(Enhanced Index)	40,581,622	48,465,215
Series J
(Mid Cap Growth)	278,518,455	287,571,849
Series N
(Managed Asset Allocation)	48,996,517	48,686,978
Series O
(Equity Income)	62,329,004	52,914,571
Series P
(High Yield)	16,162,250	30,443,373
Series Q
(Small Cap Value)	15,562,338	27,605,451
Series V
(Mid Cap Value)	104,347,619	121,673,235
Series X
(Small Cap Growth)	43,001,844	58,584,413
Series Y
(Select 25)	85,596,853	89,661,058
Series Z
(Alpha Opportunity)	146,409,450	155,315,041

Notes to Financial Statements

June 30, 2008 (unaudited)

5. Open Futures Contracts

Open futures contracts for Series H and Series Z as of June 30, 2008, were as follows:

	Position	Number of Contracts	Expiration Date	Contract Amount	Market Value	Unrealized Loss
Series H
S&P 500 E-Mini Future	Long	15	09/19/2008	$1,017,352	$960,825	$(56,527)
Series Z
S&P 500 Index Future	Long	61	09/19/2008	$20,695,667	$19,536,775	$(1,158,892)

6. Restricted Securities

As of June 30, 2008, Series O owned restricted securities. The specific market value, cost, percentage of total net assets and acquisition dates are as follows:

	Number of Shares	Price Per Share	Market Value	Cost	% of Net Assets	Acquisition Dates
Series O
Merrill Lynch, Non-Cumulative Preferred Stock	12	$65,001.15	$780,014	$1,200,000	0.3%	01/18/2008
National City Corporation Preferred PIPE	5	95,400.00	477,000	500,000	0.2%	04/28/2008

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

7. Affiliated Issuers

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series V as of June 30, 2008 amounted to $235,321 which represents 0.1% of net assets. There were no affiliated companies held in any other Series. Transactions in Series V during the year ended June 30, 2008 in which the portfolio company is an “affiliated person” are as follows:

	Balance 12/31/07	Gross Additions	Gross Reductions	Balance 6/30/08	Realized Gain/(Loss)	Investment Income
Hydrogen Corporation (Shares)	672,346	—	—	672,346	—	—
Hydrogen Corporation (Cost)	$2,571,575	—	—	$2,571,575	$—	$—

*	As a result of Series V’s beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

Notes to Financial Statements

June 30, 2008 (unaudited)

8. Options Written

Information as to options written by the Series during the year ended June 30, 2008 and options outstanding at year end is provided below.

Series A Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	—	$—
Opened	256	43,132
Expired	(256)	(43,132)

Balance at June 30, 2008	—	$—

Series A Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	—	$—
Opened	463	46,750
Exercised	(463)	(46,750)

Balance at June 30, 2008	—	$—

Series B Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	—	$—
Opened	781	131,598
Expired	(781)	(131,598)

Balance at June 30, 2008	—	$—

Series B Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	—	$—
Opened	1,415	142,875
Expired	(1,415)	(142,875)

Balance at June 30, 2008	—	$—

Series Q Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Annaly Capital Management, Inc.	07-18-08	22.50	10	50
	10-17-08	17.50	35	2,100
	10-17-08	19.00	40	1,000
	01-16-09	17.50	30	2,550
	01-16-09	20.00	25	750
Anworth Mortgage Asset Corporation	07-18-08	7.50	65	975
	10-17-08	7.50	10	150
Capstead Mortgage Corporation	11-21-08	12.50	65	2,600
	11-21-08	15.00	30	300
Carpenter Technology Corporation	09-19-08	50.00	30	7,050
	09-19-08	55.00	15	1,425
	09-19-08	60.00	10	400
	12-19-08	70.00	10	450
Champion Enterprises, Inc.	07-18-08	12.50	15	150
Cognex Corporation	08-15-08	25.00	15	900
	11-21-08	25.00	25	4,125
	11-21-08	30.00	40	1,400
Collective Brands, Inc.	09-19-08	12.50	25	2,750
Eldorado Gold Corporation	08-15-08	7.50	25	3,375
	10-17-08	7.50	110	19,800
	10-17-08	10.00	15	975
	01-16-09	10.00	375	35,625
Encore Wire Corporation	11-21-08	15.00	50	30,000
Forest Oil Corporation	11-21-08	60.00	5	9,050
Global Industries, Ltd.	09-19-08	20.00	10	1,050
Goldcorp, Inc.	10-17-08	50.00	20	5,560
GrafTech International, Ltd.	09-19-08	30.00	25	4,000
Helix Energy Solutions Group, Inc.	09-19-08	40.00	5	2,100
Helmerich & Payne, Inc.	07-18-08	60.00	25	30,250
	07-18-08	65.00	20	15,200
	07-18-08	75.00	5	805
	08-15-08	80.00	10	2,100
	09-19-08	60.00	25	35,000
	09-19-08	65.00	45	46,935
	09-19-08	70.00	35	26,040
	09-19-08	80.00	10	3,400
	09-19-08	85.00	15	3,045
	12-19-08	60.00	35	56,350
	12-19-08	65.00	25	32,000
	12-19-08	90.00	5	1,550
	12-19-08	95.00	5	1,100
InterOil Corporation	07-18-08	35.00	15	1,275
	09-19-08	30.00	45	17,100
	09-19-08	35.00	25	6,125
	09-19-08	40.00	20	3,100
	09-19-08	45.00	5	575
	09-19-08	50.00	5	350
	12-19-08	35.00	5	1,700
	12-19-08	40.00	10	2,500
	12-19-08	45.00	20	3,500
	12-19-08	50.00	10	1,250
	01-16-09	50.00	5	825
	01-16-09	55.00	10	1,200
ION Geophysical Corporation	08-15-08	17.50	50	6,500
Mariner Energy, Inc.	11-21-08	35.00	25	13,000
MasTec, Inc.	07-18-08	10.00	10	1,000
McMoRan Exploration Company	08-15-08	35.00	20	1,500
	11-21-08	40.00	30	4,350
	11-21-08	45.00	10	800
	11-21-08	50.00	10	450
Noble Energy, Inc.	11-21-08	105.00	25	22,250
PetroHawk Energy Corporation	08-15-08	45.00	5	2,700
	09-19-08	45.00	10	6,500
	09-19-08	50.00	15	6,720
Randgold Resources, Ltd. ADR	09-19-08	60.00	25	1,875
Steel Dynamics, Inc.	08-15-08	25.00	10	14,000
	08-15-08	27.50	195	230,100
	08-15-08	30.00	140	133,000
	08-15-08	32.50	55	40,700
	08-15-08	35.00	40	23,600
	08-15-08	37.50	15	6,000
	08-15-08	40.00	20	5,600
	11-21-08	27.50	105	133,350
	11-21-08	30.00	125	135,000
	11-21-08	32.50	70	63,700
	11-21-08	37.50	15	9,300

Notes to Financial Statements

June 30, 2008 (unaudited)

Series Q Call Options Outstanding (continued)

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
United States Steel Corporation	10-17-08	155.00	10	38,900
	10-17-08	160.00	10	35,600
	10-17-08	165.00	10	34,820
	10-17-08	170.00	10	29,300
Willbros Group, Inc.	09-19-08	45.00	35	11,900
	12-19-08	50.00	30	10,500
	12-19-08	60.00	25	3,500
Yamaha Gold, Inc.	07-18-08	15.00	5	725

Total call options outstanding (premiums received $1,294,008)			2,730	$1,461,175

Series Q Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	1,577	$1,242,121
Opened	6,722	3,051,956
Bought Back	(5,393)	(2,958,666)
Expired	(129)	(34,534)
Exercised	(47)	(6,869)

Balance at June 30, 2008	2,730	$1,294,008

Series Q Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	130	$120,418
Opened	300	123,426
Bought Back	(430)	(243,844)

Balance at June 30, 2008	—	$—

Series V Call Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Allete, Inc	07-18-08	$45.00	316	$6,320
Consol Energy, Inc.	07-18-08	80.00	250	805,000
Helmerich & Payne, Inc.	09-19-08	55.00	342	615,600
Newfield Exploration Company	09-19-08	65.00	313	190,930
Teco Energy, Inc.	08-15-08	20.00	643	115,740

Total call options outstanding (premiums received, $649,256)			1,864	$1,733,590

Series V Put Options Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Brown Shoe Company, Inc.	07-18-08	$15.00	538	$75,320

Total put options outstanding (premiums received, $69,020)			538	$75,320

Series V Call Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	2,693	$381,253
Opened	5,328	1,770,963
Expired	(4,321)	(986,928)
Exercised	(1,836)	(516,032)

Balance at June 30, 2008	1,864	$649,256

Series V Put Options Written

	Number of Contracts	Premium Amount
Balance at December 31, 2007	—	$—
Opened	3,674	557,836
Expired	(450)	(117,199)
Exercised	(2,686)	(371,618)

Balance at June 30, 2008	538	$69,019

Notes to Financial Statements

June 30, 2008 (unaudited)

9. Summary of Fair Value Exposure at Each Level

Various inputs are used in determining the fair value of the Series’ invetments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, market corroborated inputs, etc.)

Level 3 - significant unobser vable inputs (including the Series’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table provides the fair value measurements of applicable Series assets and liabilities by level within the fair value hierarchy as of June 30, 2008. The assets are measured on a recurring basis.

Description	Fair Value Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable units	LEVEL 3 Significant unobservable inputs
SBL Fund:
Series A (Equity Series)
Investments	$261,312,479	$256,469,548	$4,842,931	$—
Series B (Large Cap Value Series)
Investments	386,164,463	370,170,755	15,993,708	—
Series C (Money Market Series)
Investments	221,118,280	—	221,118,280	—
Series D (Global Series)
Investments	442,702,979	262,727,630	179,975,349	—
Series E (Diversified Income Series)
Investments	114,470,518	3,079,400	97,285,712	14,105,406
Series H (Enhanced Index Series)
Investments	64,096,627	63,045,890	1,050,737	—
Futures Contracts	(56,527)	(56,527)	—	—

Total	64,040,100	62,989,363	1,050,737	—

Series J (Mid Cap Growth Series)
Investments	213,717,236	200,178,982	13,418,921	119,333
Series N (Managed Asset Allocation Series)
Investments	106,769,158	55,299,096	49,023,494	2,446,568
Series O (Equity Income Series)
Investments	249,473,691	238,059,114	11,414,577	—
Series P (High Yield Series)
Investments	96,291,000	3,389,912	92,899,888	1,200

Notes to Financial Statements

June 30, 2008 (unaudited)

Description	Fair Value Total	LEVEL 1 Quoted prices in active markets for identical assets	LEVEL 2 Significant other observable units	LEVEL 3 Significant unobservable inputs
SBL Fund (continued):
Series Q (Small Cap Value Series)
ASSET:
Investments	$157,736,014	$144,255,568	$13,480,446	$—
LIABILITY:
Written Options (net of premiums received)	(167,167)	(167,167)	—	—

Total	(167,167)	(167,167)	—	—

Series V (Mid Cap Value Series)
ASSET:
Investments	343,484,349	333,701,123	9,658,369	124,857
LIABILITY:
Written Options (net of premiums received)	(80,756)	(80,756)	—	—

Total	(80,756)	(80,756)	—	—

Series X (Small Cap Growth Series)
Investments	51,557,400	47,578,400	3,979,000	—
Series Y (Select 25 Series)
Investments	55,691,245	54,001,245	1,690,000	—
Series Z (Alpha Opportunity Series)
ASSETS:
Investments	36,574,519	16,961,200	19,613,319	—
Futures Contracts	(1,158,892)	(1,158,892)	—	—

Total	35,415,627	15,802,308	19,613,319	—

LIABILITY:
Securities (sold short)	1,907,266	1,907,266	—	—

Notes to Financial Statements

June 30, 2008 (unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

LEVEL 3 - Fair value measurement using significant unobservable inputs Securities
Series E (Diversified Income Series)
ASSETS:
Beginning Balance	$16,096,012
Total realized losses included in earnings	(1,186,636)
Total unrealized gains included in earnings	657,919
Sales and paydowns	(1,461,889)

Ending Balance	$14,105,406

Series J (Mid Cap Growth Series)
ASSETS:
Beginning Balance	$823,308
Total realized losses included in earnings	(5,694)
Total unrealized gains included in earnings	675,062
Sales	(71,240)
Transfers out of Level 3	(1,302,103)

Ending Balance	$119,333

Series N (Managed Asset Allocation Series)
ASSETS:
Beginning Balance	$2,061,688
Total realized losses included in earnings	(18,329)
Total unrealized losses included in earnings	(54,600)
Purchases, sales and paydowns	457,809

Ending Balance	$2,446,568

Series P (High Yield Series)
ASSETS:
Beginning Balance	$—
Total unrealized losses included in earnings	(28,265)
Transfers into Level 3	29,465

Ending Balance	$1,200

Series V (Mid Cap Value Series)
ASSETS:
Beginning Balance	$674,158
Total unrealized gains included in earnings	516,914
Transfers in (out) of Level 3	(1,066,215)

Ending Balance	$124,857

Notes to Financial Statements

June 30, 2008 (unaudited)

10. Federal Tax Matters

At December 31, 2007, the following Series had capital loss carryovers and deferred post-October losses to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized in 2007	Capital Loss Carryovers Expired in 2007	Capital Loss Carryovers	Expires In	Deferred Post-October Losses
Series A	$—	$—	$—		$7,637,566

Series B	$66,283,004	$—	$41,927,496	2008	—
	—	—	5,057,813	2009
	—	—	87,172,720	2010
	—	—	26,620,854	2011

	$66,283,004	$—	$160,778,883

Series D	$—	$—	$—		225,977

Series E	$—	$389,008	$—		60,025
	—	—	9,322,945	2008
	—	—	719,015	2010
	—	—	350,320	2012
	—	—	2,731,334	2014
	—	—	838,194	2015

	$—	$389,008	$13,961,808

Series H	$3,036,601	$—	—	2011	—

Series J	$—	$—	$—		24,201,368

Series N	$—	$—	$—		3,169

Series O	$—	$—	$—		1,644

Series P	$—	$—	$—		1,160,767

Series Q	$—	$—	$—		312

Series X	$7,775,955	$—	$—	2009	126,715
	2,587,625	—	7,184,628	2010

	$10,363,580	—	$7,184,628

Series Y	$6,578,402	$—	$—	2008	1,466,594
	1,094,985	—	9,340,921	2009
	—	—	9,284,391	2010
	—	—	6,092,310	2011
	—	—	338,147	2012

	$7,673,387	—	$25,055,769

Series Z	$—	$—	$—		884,934

Notes to Financial Statements

June 30, 2008 (unaudited)

10. Federal Tax Matters (continued)

The Fund declared ordinary and long-term capital gain consent dividends for the year ended December 31, 2007, as shown below.

	Ordinary Consent Dividends	Long-term Capital Gain Consent Dividends
Series A	$6,091,443	$43,040,706
Series B	4,458,590	—
Series C	6,020,002	—
Series D	14,955,820	133,798,317
Series E	7,115,783	—
Series H	1,269,184	3,342,647
Series J	10,865,990	53,108,368
Series N	3,564,707	7,072,834
Series O	5,703,349	23,737,183
Series P	8,648,373	751,907
Series Q	—	26,511,466
Series V	4,754,292	102,711,769
Series Y	399,716	—
Series Z	6,546,410	595,406

Short term distributions are treated as ordinary distributions for federal income tax purposes.

As of December 31, 2007, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Distributable Earnings (Deficit)
Series A	$6,091,443	$43,040,706	$(7,637,566)	$26,104,759	$67,599,342
Series B	4,458,590	—	(160,778,883)	58,108,431	(98,211,862)
Series C	6,020,002	—	—	(7,478)	6,012,524
Series D	14,955,820	133,798,317	(225,977)	72,713,002	221,241,162
Series E	7,115,783	—	(14,021,834)	(4,779,870)	(11,685,921)
Series H	1,269,184	3,342,647	—	2,221,035	6,832,866
Series J	10,865,990	53,108,368	(24,201,368)	3,398,628	43,171,618
Series N	3,564,707	7,072,834	(3,169)	7,253,988	17,888,360
Series O	5,703,349	23,737,183	(1,644)	33,017,482	62,456,370
Series P	8,648,373	751,907	(1,160,767)	(4,840,191)	3,399,322
Series Q	—	26,511,466	(312)	26,273,986	52,785,140
Series V	4,754,292	102,711,769	—	16,050,122	123,516,183
Series X	—	—	(7,311,343)	4,740,750	(2,570,593)
Series Y	399,716	—	(26,522,363)	1,355,449	(24,767,198)
Series Z	6,546,410	595,406	(884,934)	(36,370)	6,220,512

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization of unrealized gains for tax purposes on futures contracts, differing book and tax methods for bond discount/premium amortization, and passive foreign investment companies.

Notes to Financial Statements

June 30, 2008 (unaudited)

11. Subsequent Events

On July 17, 2008, SemGroup, LP issued a press release to address unusual trading volume and a decrease in unit price and disclosed they were experiencing liquidity issues and were exploring various alternatives, including raising additional capital or filing a voluntary petition for reorganization under Chapter 11 of the Bankruptcy Code. On July 22, 2008, SemGroup, LP announced they filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code, as well as an application for creditor protection under the Companies’ Creditors Arrangement Act in Canada. As a result, the investment of SemGroup, LP decreased by $936,000, or a decrease of $0.18 of net asset value per share, as of August 26, 2008.

At a meeting held on May 9, 2008, the Board of Directors of SBL Fund - Series Z (the “Fund”) approved a change in the sub-advisory arrangement for the Fund, effective August 18, 2008. Under the new arrangement, Mainstream Investment Advisers will manage 37.5% of the net assets, Security Global Investors (“SGI”) would manage 37.5% of the net assets and Security Investors, LLC (“SI”) would manage the remaining 37.5% of the net assets. In addition to the sub-adviser change, there was a change to the management fee schedule. The fulcrum fee has been eliminated and the management fee has been lowered. The new management fee is equal to 1.25% of the average daily net assets on an annual basis.

At a meeting held on May 9, 2008, the Board of Directors of SBL Fund - Series O (Equity Income Series) (the “Fund”) approved a change in the Fund name to Series O (All Cap Value Series). The Board also approved a change in the sub-advisory agreement. The agreement terminates T. Rowe Price Associates, Inc. as subadvisor, Security Investors, LLC will take over the advisor y responsibilities. The management fee was lowered to 0.70% of the average daily net assets on an annual basis.

Directors (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business Broker - Griffith & Blair Realtors Director - Jayhawk Area Boy Scouts Council

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary & Director - The Martin Tractor Company, Inc. Director - Stormont-Vail Corporation Director - Concerned Citizens for Topeka Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley** (09-20-46) 2005	President - Washburn University President - J&J Bonanza

Penny A. Lumpkin** (08-20-39) 1993

Partner - Vivian’s Gift Shop (Corporate Retail)

Vice President - Palmer Companies, Inc. (Small Business and Shopping Center Development) Vice President - PLB (Real Estate Equipment Leasing)

Vice President - Town Crier (Retail)

Prior to 2002:

Vice President - Bellaire Shopping Center (Managing and Leasing)

Partner - Goodwin Enterprises (Retail)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer - Stormont-Vail HealthCare Director - VHA Mid-America Director - Go Topeka

Richard M. Goldman* (03-04-61) 2008 (President, Director & Chairman of the Board)

Senior Vice President - Security Benefit Corporation

President - Security Investors, LLC

Director - Security Distributors, Inc.

Director - First Security Benefit Life Insurance and Annuity Company of New York

President & Manager - Security Global Investors, LLC

President - Security Investments Corporation

Managing Member - RM Goldman Partners, LLC

President & CEO - ForstmannLeff

Managing Director - Head of the Americas Institutional Business, Deutsch Asset Management

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting function for the Funds.

***	Each director oversees 28 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title - Year Elected	Principal Occupation(s) During Past 5 Years
Steven M. Bowser (02-11-60) Vice President - 2003	Vice President & Senior Portfolio Manager - Security Investors, LLC Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company

Christina Fletcher (07-25-72) Vice President - 2005	Vice President & Portfolio Manager - Security Investors, LLC Credit Analyst/Portfolio Manager - Horizon Cash Management Senior Money Market Trader - Scudder Investments

Brenda M. Harwood (11-03-63) Chief Compliance Officer - 2004 Treasurer - 1988

Vice President, Chief Compliance Officer & Treasurer - Security Global Investors, LLC Assistant Vice President - Security Benefit Life Insurance Company

Vice President, Assistant Treasurer & Director - Security Distributors, Inc.

Mark Lamb (02-03-60) Vice President - 2003	Vice President - Security Investors, LLC Vice President - Security Benefit Life Insurance Company

Amy J. Lee (06-05-61) Secretary - 1987

Secretary - Security Investors, LLC

Secretary & Chief Compliance Officer - Security Distributors, Inc.

Vice President, Associate General Counsel & Assistant Secretary - Security Benefit Corporation & Security Benefit Life Insurance Company

Director - Brecek & Young Advisors, Inc.

Mark Mitchell (08-24-64) Vice President - 2003	Vice President & Portfolio Manager - Security Investors, LLC Vice President & Portfolio Manager - Security Benefit Life Insurance Company

Christopher Phalen (11-9-70) Vice President - 2002

Vice President & Head of Fixed Income - Security Global Investors, LLC

Assistant Vice President & Head of Fixed Income - Security Benefit Life Insurance Company Vice President & Portfolio Manager - Security Investors, LLC

Vice President & Portfolio Manager - Security Benefit Life Insurance Company

James P. Schier (12-28-57) Vice President - 1998	Vice President & Senior Portfolio Manager - Security Investors, LLC Vice President & Senior Portfolio Manager - Security Benefit Life Insurance Company

Cindy L. Shields (06-05-67) Vice President - 1988

Vice President & Head of Operations - Security Global Investors

Vice President & Head of Equity Asset Management - Security Investors, LLC

Vice President & Head of Equity Asset Management - Security Benefit Life Insurance Company

Christopher D. Swickard (10-09-65) Assistant Secretary - 1996

Assistant Secretary - Security Investors, LLC

Second Vice President & Assistant General Counsel - Security Benefit

Corporation & Security Benefit Life Insurance Company

Assistant Secretary - Security Distributors, Inc.

David G. Toussaint (10-10-66) Vice President - 2001	Vice President & Portfolio Manager - Security Investors, LLC Assistant Vice President & Portfolio Manager - Security Benefit Life Insurance Company

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Other Information

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2008 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

The Security Group of Mutual Funds

Security Equity Fund

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Global Institutional Series

•	Mid Cap Value Series

•	Mid Cap Value Institutional Series

•	Select 25 Series

•	Small Cap Growth Series

•	Small Cap Value Series

Security Large Cap Value Fund

•	Large Cap Value

•	Institutional Series

Security Mid Cap Growth Fund

Security Income Fund

•	Capital Preservation Series

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series

Security Cash Fund

Security Funds Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Maynard F. Oliverius

Richard M. Goldman

Officers

Richard M. Goldman, President

Steve M. Bowser, Vice President

Christina Fletcher, Vice President

Mark Lamb, Vice President

Mark Mitchell, Vice President

Christopher Phalen, Vice President

James P. Schier, Vice President

Cindy L. Shields, Vice President

David G. Toussaint, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 485
One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a) (1)	Not required at this time.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date:	September 3, 2008

By:	/s/ Brenda M. Harwood
Brenda M. Harwood, Treasurer

Date:	September 3, 2008